UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07043

Name of Registrant:	Vanguard Admiral Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  August 31

Date of reporting period: September 1, 2018—February 28, 2019

Item 1: Reports to Shareholders

Semiannual Report | February 28, 2019 Vanguard Money Market Funds

Vanguard Prime Money Market Fund

Vanguard Federal Money Market Fund

Vanguard Treasury Money Market Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Prime Money Market Fund	3
Federal Money Market Fund	24
Treasury Money Market Fund	39

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 28, 2019
	Beginning Account Value 8/31/2018	Ending Account Value 2/28/2019	Expenses Paid During Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,011.50	$0.80
Admiral™ Shares	1,000.00	1,011.80	0.50
Federal Money Market Fund	$1,000.00	$1,010.84	$0.55
Treasury Money Market Fund	$1,000.00	$1,010.87	$0.45
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.00	$0.80
Admiral Shares	1,000.00	1,024.30	0.50
Federal Money Market Fund	$1,000.00	$1,024.25	$0.55
Treasury Money Market Fund	$1,000.00	$1,024.35	$0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.16% for Investor Shares and 0.10% for Admiral Shares; for the Federal Money Market Fund, 0.11%; and for the Treasury Money Market Fund, 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Prime Money Market Fund

Sector Diversification

As of February 28, 2019

Certificates of Deposit	5.9%
U.S. Commercial Paper	3.6
Repurchase Agreements	0.5
U.S. Government Obligations	5.3
U.S. Treasury Bills	32.8
Yankee/Foreign	51.9

The table reflects the fund’s market exposure. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

3

Prime Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (38.0%)
2	Federal Home Loan Bank Discount Notes	2.402%–2.419%	3/1/19	1,438,000	1,438,000
2	Federal Home Loan Bank Discount Notes	2.402%–2.413%	3/7/19	320,488	320,360
2	Federal Home Loan Bank Discount Notes	2.399%	3/19/19	25,100	25,070
2	Federal Home Loan Bank Discount Notes	2.399%	3/20/19	634,000	633,200
2	Federal Home Loan Bank Discount Notes	2.399%	3/22/19	1,500,000	1,497,916
2	Federal Home Loan Bank Discount Notes	2.389%–2.390%	3/27/19	1,454,250	1,451,749
2	Federal Home Loan Bank Discount Notes	2.409%	4/10/19	1,078,000	1,075,125
	United States Treasury Bill	2.398%	3/1/19	2,000,000	2,000,000
	United States Treasury Bill	2.394%–2.397%	3/5/19	1,000,000	999,734
	United States Treasury Bill	2.379%	3/7/19	1,000,000	999,606
	United States Treasury Bill	2.389%	3/14/19	1,602,000	1,600,626
	United States Treasury Bill	2.400%	3/19/19	2,400,000	2,397,126
	United States Treasury Bill	2.346%–2.389%	3/21/19	1,825,803	1,823,498
	United States Treasury Bill	2.430%	3/28/19	2,000,000	1,996,378
	United States Treasury Bill	2.409%	4/2/19	1,500,000	1,496,800
	United States Treasury Bill	2.481%	4/4/19	782,800	780,978
	United States Treasury Bill	2.394%	4/9/19	385,000	384,005
	United States Treasury Bill	2.409%	4/16/19	2,000,000	1,993,867
	United States Treasury Bill	2.409%	4/23/19	1,882,750	1,876,098
	United States Treasury Bill	2.414%–2.417%	4/30/19	2,000,000	1,992,515
	United States Treasury Bill	2.389%	5/2/19	2,000,000	1,991,819
	United States Treasury Bill	2.481%	5/9/19	3,000,000	2,985,913
	United States Treasury Bill	2.415%–2.496%	5/16/19	5,000,000	4,974,392
	United States Treasury Bill	2.410%–2.486%	5/23/19	4,000,000	3,977,636
	United States Treasury Bill	2.420%–2.506%	5/30/19	5,500,000	5,466,630
Total U.S. Government and Agency Obligations (Cost $46,179,041)					46,179,041
Commercial Paper (34.1%)
Bank Holding Company (0.9%)
3	ABN Amro Funding USA LLC	2.779%	3/14/19	198,000	197,803
3	ABN Amro Funding USA LLC	2.809%	3/19/19	148,000	147,794
3	ABN Amro Funding USA LLC	2.810%	3/20/19	49,000	48,928
3	ABN Amro Funding USA LLC	2.806%	4/3/19	65,000	64,834
3	ABN Amro Funding USA LLC	2.806%	4/5/19	198,000	197,465

4

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3	ABN Amro Funding USA LLC	2.807%	4/8/19	99,000	98,709
3	ABN Amro Funding USA LLC	2.627%	5/2/19	34,000	33,847
3	ABN Amro Funding USA LLC	2.617%	5/7/19	61,000	60,705
3	ABN Amro Funding USA LLC	2.745%	5/13/19	50,360	50,082
3	ABN Amro Funding USA LLC	2.674%	5/28/19	51,500	51,166
3	ABN Amro Funding USA LLC	2.653%–2.663%	6/4/19	84,750	84,161
3	ABN Amro Funding USA LLC	2.674%	6/5/19	33,750	33,512
3	ABN Amro Funding USA LLC	2.622%	6/6/19	14,000	13,902
					1,082,908
Finance—Auto (1.3%)
	American Honda Finance Corp.	2.611%	4/4/19	20,250	20,200
	American Honda Finance Corp.	2.612%	4/10/19	30,750	30,661
	American Honda Finance Corp.	2.648%–2.658%	4/22/19	138,000	137,474
	American Honda Finance Corp.	2.658%	4/23/19	34,000	33,868
	American Honda Finance Corp.	2.615%–2.638%	4/25/19	84,000	83,665
	American Honda Finance Corp.	2.658%	4/26/19	34,000	33,860
	American Honda Finance Corp.	2.614%	5/8/19	27,000	26,868
	American Honda Finance Corp.	2.588%–2.597%	5/21/19	96,500	95,941
	American Honda Finance Corp.	2.596%–2.637%	5/22/19	153,500	152,593
	American Honda Finance Corp.	2.638%	5/24/19	62,000	61,621
4	Toyota Motor Credit Corp.,
	1M USD LIBOR + 0.230%	2.710%	5/16/19	133,000	133,000
4	Toyota Motor Credit Corp.,
	1M USD LIBOR + 0.230%	2.710%	7/16/19	396,000	396,000
4	Toyota Motor Credit Corp.,
	1M USD LIBOR + 0.250%	2.743%	5/28/19	198,000	198,000
4	Toyota Motor Credit Corp.,
	1M USD LIBOR + 0.280%	2.764%	6/26/19	135,000	135,000
					1,538,751
Foreign Banks (20.8%)
3	Australia & New Zealand Banking Group Ltd.	2.826%	4/8/19	21,275	21,212
3,4	Australia & New Zealand Banking Group
	Ltd., 1M USD LIBOR + 0.120%	2.633%	3/6/19	495,000	495,000
3,4	Australia & New Zealand Banking Group
	Ltd., 1M USD LIBOR + 0.250%	2.762%	3/7/19	65,000	65,000
3,4	Australia & New Zealand Banking Group
	Ltd., 1M USD LIBOR + 0.280%	2.794%	6/4/19	329,000	329,000
3,4	Australia & New Zealand Banking Group
	Ltd., 1M USD LIBOR + 0.280%	2.794%	7/5/19	396,000	395,997
3,4	Australia & New Zealand Banking Group
	Ltd., 1M USD LIBOR + 0.340%	2.822%	11/21/19	600,000	600,000
3,4	Bank of Nova Scotia,
	1M USD LIBOR + 0.150%	2.643%	3/28/19	126,000	126,000
3,4	Bank of Nova Scotia,
	1M USD LIBOR + 0.150%	2.643%	3/28/19	163,000	163,000
3,4	Bank of Nova Scotia,
	1M USD LIBOR + 0.160%	2.640%	4/18/19	423,500	423,500
3,4	Bank of Nova Scotia,
	1M USD LIBOR + 0.160%	2.650%	4/25/19	200,000	200,000
3,4	Bank of Nova Scotia,
	1M USD LIBOR + 0.270%	2.760%	5/23/19	230,000	230,000
3,4	Bank of Nova Scotia,
	1M USD LIBOR + 0.270%	2.763%	5/28/19	91,000	91,000
3,4	Canadian Imperial Bank of Commerce,
	1M USD LIBOR + 0.240%	2.720%	5/20/19	500,000	500,000

5

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3,4	Commonwealth Bank of Australia,
	1M USD LIBOR + 0.120%	2.614%	8/14/19	68,000	68,000
3,4	Commonwealth Bank of Australia,
	1M USD LIBOR + 0.210%	2.723%	9/6/19	90,000	90,000
3,4	Commonwealth Bank of Australia,
	1M USD LIBOR + 0.210%	2.708%	9/13/19	98,750	98,750
3,4	Commonwealth Bank of Australia,
	1M USD LIBOR + 0.210%	2.690%	9/16/19	64,000	63,996
3,4	Commonwealth Bank of Australia,
	1M USD LIBOR + 0.300%	2.814%	11/4/19	135,000	135,000
3,4	Commonwealth Bank of Australia,
	1M USD LIBOR + 0.320%	2.833%	11/8/19	247,000	247,000
3,4	Commonwealth Bank of Australia,
	1M USD LIBOR + 0.330%	2.843%	9/6/19	150,000	150,000
3,4	Commonwealth Bank of Australia,
	1M USD LIBOR + 0.330%	2.847%	9/9/19	150,000	150,000
3,4	Commonwealth Bank of Australia,
	1M USD LIBOR + 0.340%	2.821%	11/22/19	135,000	134,995
3,4	Commonwealth Bank of Australia,
	1M USD LIBOR + 0.340%	2.830%	11/25/19	198,000	197,993
3,4	Commonwealth Bank of Australia,
	3M USD LIBOR + 0.050%	2.788%	8/2/19	21,000	20,992
	Credit Agricole Corporate & Investment
	Bank (New York Branch)	2.390%	3/1/19	832,000	832,000
	Credit Suisse AG (New York Branch)	2.577%	5/28/19	394,000	391,534
3	DNB Bank ASA	2.600%	5/20/19	500,000	497,133
3	DNB Bank ASA	2.547%	6/4/19	66,000	65,559
3	DNB Bank ASA	2.598%	6/10/19	592,500	588,220
3	DNB Bank ASA	2.680%	6/24/19	345,000	342,079
3,4	HSBC Bank plc, 1M USD LIBOR + 0.260%	2.753%	3/29/19	414,000	414,000
3,4	HSBC Bank plc, 1M USD LIBOR + 0.450%	2.930%	4/18/19	550,000	550,000
	ING US Funding LLC	2.786%	5/8/19	500,000	497,393
4	ING US Funding LLC, 1M USD
	LIBOR + 0.230%	2.747%	5/9/19	250,000	250,000
3	National Australia Bank Ltd.	2.711%	6/24/19	173,000	171,519
3,4	National Australia Bank Ltd.,
	1M USD LIBOR + 0.120%	2.618%	8/13/19	167,000	167,000
3,4	National Australia Bank Ltd.,
	1M USD LIBOR + 0.120%	2.614%	8/14/19	167,000	167,000
3,4	National Australia Bank Ltd.,
	1M USD LIBOR + 0.140%	2.654%	4/5/19	449,500	449,500
3,4	National Australia Bank Ltd.,
	1M USD LIBOR + 0.140%	2.657%	4/9/19	449,500	449,500
3,4	National Australia Bank Ltd.,
	1M USD LIBOR + 0.170%	2.650%	5/16/19	65,000	65,000
3,4	National Australia Bank Ltd.,
	1M USD LIBOR + 0.170%	2.650%	5/17/19	335,000	335,000
3,4	National Australia Bank Ltd.,
	1M USD LIBOR + 0.170%	2.674%	6/12/19	200,000	200,000
3,4	National Australia Bank Ltd.,
	1M USD LIBOR + 0.180%	2.694%	5/3/19	483,000	483,000
3,4	National Australia Bank Ltd.,
	1M USD LIBOR + 0.300%	2.780%	8/16/19	343,000	343,000
3,4	National Australia Bank Ltd.,
	1M USD LIBOR + 0.330%	2.843%	9/6/19	300,000	300,000

6

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3	Nederlandse Waterschapsbank NV	2.421%	3/4/19	662,000	661,867
3	Nederlandse Waterschapsbank NV	2.411%–2.421%	3/8/19	298,500	298,360
3	Nordea Bank ABP	2.764%	3/11/19	100,000	99,924
3	Nordea Bank ABP	2.799%	3/19/19	445,000	444,381
3	Nordea Bank ABP	2.564%	5/22/19	530,000	526,925
3	Nordea Bank ABP	2.566%	6/24/19	260,000	257,886
3	NRW Bank	2.396%	3/6/19	199,000	198,934
3	Royal Bank of Canada	2.680%	6/25/19	550,000	545,304
3,4	Royal Bank of Canada,
	1M USD LIBOR + 0.300%	2.793%	8/30/19	178,000	178,000
3,4	Royal Bank of Canada,
	1M USD LIBOR + 0.320%	2.834%	8/2/19	595,000	595,000
	Santander UK plc	2.756%	3/11/19	404,000	403,694
3	Skandinaviska Enskilda Banken AB	2.602%	6/5/19	60,000	59,587
3	Sumitomo Mitsui Banking Corporation	2.766%	3/6/19	200,000	199,924
3	Sumitomo Mitsui Banking Corporation	2.761%	3/11/19	159,000	158,879
3	Sumitomo Mitsui Banking Corporation	2.766%	3/20/19	200,000	199,711
3	Sumitomo Mitsui Banking Corporation	2.838%	4/17/19	117,000	116,571
3	Svenska Handelsbanken AB	2.474%	3/15/19	82,887	82,808
3	Svenska Handelsbanken AB	2.551%	5/24/19	560,000	556,688
	Swedbank AB	2.552%	3/25/19	72,000	71,879
	Swedbank AB	2.552%	3/26/19	109,000	108,809
	Swedbank AB	2.552%	3/27/19	145,000	144,736
	Swedbank AB	2.553%	3/28/19	145,000	144,726
	Swedbank AB	2.553%	3/29/19	29,000	28,943
	Swedbank AB	2.620%	5/21/19	75,000	74,561
	Swedbank AB	2.663%	5/22/19	200,000	198,797
	Swedbank AB	2.664%	5/28/19	170,000	168,903
	Swedbank AB	2.623%	6/6/19	100,100	99,399
	Swedbank AB	2.771%	6/12/19	130,000	128,981
	Swedbank AB	2.772%	6/13/19	250,000	248,021
	Swedbank AB	2.772%	6/14/19	250,000	248,002
	Swedbank AB	2.710%	6/17/19	149,000	147,802
	Swedbank AB	2.710%–2.715%	6/18/19	163,200	161,875
3	Toronto-Dominion Bank	2.421%	3/1/19	397,000	397,000
3	Toronto-Dominion Bank	2.909%	4/22/19	25,000	24,896
3,4	Toronto-Dominion Bank,
	1M USD LIBOR + 0.180%	2.697%	5/9/19	440,000	440,000
3,4	Toronto-Dominion Bank,
	1M USD LIBOR + 0.210%	2.727%	8/9/19	450,000	450,000
3,4	Toronto-Dominion Bank,
	1M USD LIBOR + 0.210%	2.727%	9/10/19	320,000	320,000
3,4	Toronto-Dominion Bank,
	1M USD LIBOR + 0.210%	2.714%	9/12/19	350,000	350,000
3,4	Toronto-Dominion Bank,
	1M USD LIBOR + 0.300%	2.812%	6/7/19	125,000	125,000
3,4	Toronto-Dominion Bank,
	1M USD LIBOR + 0.300%	2.780%	6/19/19	15,000	15,000
3,4	Toronto-Dominion Bank,
	1M USD LIBOR + 0.310%	2.803%	6/28/19	215,000	215,000
3,4	Toronto-Dominion Bank,
	1M USD LIBOR + 0.330%	2.842%	8/7/19	200,000	200,000
3,4	Toronto-Dominion Bank,
	1M USD LIBOR + 0.370%	2.882%	11/7/19	500,000	500,000

7

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3,4	Westpac Banking Corp.,
	1M USD LIBOR + 0.200%	2.698%	9/13/19	324,250	324,244
3,4	Westpac Banking Corp.,
	1M USD LIBOR + 0.200%	2.713%	8/8/19	100,000	100,000
3,4	Westpac Banking Corp.,
	1M USD LIBOR + 0.210%	2.690%	9/19/19	170,000	170,000
3,4	Westpac Banking Corp.,
	1M USD LIBOR + 0.220%	2.704%	7/26/19	385,000	385,000
3,4	Westpac Banking Corp.,
	1M USD LIBOR + 0.300%	2.804%	6/12/19	366,500	366,500
3,4	Westpac Banking Corp.,
	1M USD LIBOR + 0.300%	2.798%	6/13/19	153,000	153,000
3,4	Westpac Banking Corp.,
	1M USD LIBOR + 0.300%	2.793%	10/28/19	395,000	394,987
3,4	Westpac Banking Corp.,
	1M USD LIBOR + 0.320%	2.833%	11/8/19	215,000	214,992
					25,260,368
Foreign Governments (6.5%)
3	Alberta (Province Of)	2.798%	3/15/19	52,500	52,443
3	Alberta (Province Of)	2.799%	3/19/19	198,750	198,474
3	Alberta (Province Of)	2.708%	4/10/19	50,000	49,851
3	Alberta (Province Of)	2.647%	4/17/19	52,000	51,821
3	Alberta (Province Of)	2.808%–2.819%	5/1/19	152,000	151,286
3	Alberta (Province Of)	2.820%	5/8/19	80,000	79,580
3	Alberta (Province Of)	2.831%	5/13/19	99,000	98,440
3	Alberta (Province Of)	2.910%	5/24/19	198,000	196,674
3	Alberta (Province Of)	2.923%	6/3/19	171,500	170,210
3	Alberta (Province Of)	2.891%	6/5/19	80,750	80,136
	BNG Bank NV	2.411%	3/7/19	1,539,500	1,538,882
3	CDP Financial Inc.	2.829%	3/22/19	11,000	10,982
3	CDP Financial Inc.	2.818%	5/1/19	201,000	200,053
3	CDP Financial Inc.	2.710%	6/13/19	350,000	347,290
3	CDP Financial Inc.	2.902%–2.923%	6/14/19	424,500	420,953
3	CDP Financial Inc.	2.777%	7/10/19	135,000	133,654
3	CDP Financial Inc.	2.620%	8/7/19	43,000	42,508
5	CPPIB Capital Inc.	2.556%	5/22/19	50,000	49,711
	Export Development Canada	2.420%	3/1/19	94,000	94,000
	Export Development Canada	2.421%	3/4/19	198,000	197,961
	Export Development Canada	2.410%	3/5/19	133,750	133,715
	Export Development Canada	2.410%	3/6/19	99,000	98,967
	Export Development Canada	2.440%	3/7/19	81,750	81,717
	Export Development Canada	2.585%	4/2/19	314,000	313,288
	Export Development Canada	2.505%	4/8/19	99,000	98,742
	Export Development Canada	2.506%	4/9/19	49,500	49,368
	Export Development Canada	2.536%	4/10/19	49,500	49,363
	Export Development Canada	2.536%	4/11/19	99,000	98,718
	Export Development Canada	2.640%	5/1/19	143,750	143,117
	Export Development Canada	2.640%	5/2/19	29,000	28,870
	Export Development Canada	2.640%	5/3/19	14,500	14,434
5	Ontario Teachers’ Finance Trust	2.484%	3/1/19	147,100	147,100
5	Ontario Teachers’ Finance Trust	2.452%	3/8/19	49,500	49,477
5	Ontario Teachers’ Finance Trust	2.539%	3/13/19	69,250	69,192
5	Ontario Teachers’ Finance Trust	2.471%–2.502%	3/18/19	58,250	58,182
5	Ontario Teachers’ Finance Trust	2.562%	3/29/19	34,750	34,682
5	Ontario Teachers’ Finance Trust	2.589%	4/8/19	59,750	59,589

8

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
5	Ontario Teachers’ Finance Trust	2.826%	4/9/19	34,000	33,897
5	Ontario Teachers’ Finance Trust	2.659%	4/29/19	25,750	25,639
5	Ontario Teachers’ Finance Trust	2.701%–2.863%	5/6/19	54,000	53,728
5	Ontario Teachers’ Finance Trust	2.863%	5/7/19	100,000	99,473
5	Ontario Teachers’ Finance Trust	2.875%	5/13/19	50,000	49,712
5	Ontario Teachers’ Finance Trust	2.879%	5/28/19	46,000	45,681
5	Ontario Teachers’ Finance Trust	2.856%	6/11/19	109,000	108,132
5	Ontario Teachers’ Finance Trust	2.841%	7/9/19	125,000	123,736
5	PSP Capital Inc.	2.470%	3/11/19	99,000	98,933
5	PSP Capital Inc.	2.470%	3/12/19	133,750	133,650
5	PSP Capital Inc.	2.470%	3/13/19	49,500	49,460
5	PSP Capital Inc.	2.470%	3/14/19	99,000	98,913
5	PSP Capital Inc.	2.481%	3/18/19	100,000	99,884
5	PSP Capital Inc.	2.481%	3/19/19	100,000	99,878
5	PSP Capital Inc.	2.593%–2.712%	4/2/19	64,250	64,100
5	PSP Capital Inc.	2.566%	5/21/19	64,000	63,633
5	PSP Capital Inc.	2.710%	6/14/19	105,000	104,179
5	PSP Capital Inc.	2.711%	6/17/19	100,000	99,196
5	PSP Capital Inc.	2.711%	6/18/19	70,000	69,432
5	PSP Capital Inc.	2.701%	6/20/19	70,000	69,424
5	PSP Capital Inc.	2.659%–2.701%	6/27/19	44,750	44,361
5	PSP Capital Inc.	2.659%	6/28/19	34,500	34,200
5	PSP Capital Inc.	2.598%	7/8/19	24,000	23,779
3	State of the Netherlands	2.431%	3/7/19	500,000	499,797
					7,886,247
Foreign Industrial (2.1%)
3	BASF SE	2.579%	3/25/19	68,000	67,884
3	BASF SE	2.708%	4/5/19	180,000	179,529
3	BASF SE	2.708%	4/9/19	140,500	140,091
3	BASF SE	2.708%	4/16/19	141,000	140,515
3	BASF SE	2.607%	5/6/19	67,500	67,179
3	John Deere Canada ULC	2.565%	5/16/19	96,500	95,981
3	Nestle Capital Corp.	2.583%	4/4/19	148,500	148,142
3	Nestle Capital Corp.	2.583%	4/8/19	200,000	199,462
3	Nestle Capital Corp.	2.796%	4/18/19	198,000	197,269
	Nestle Finance International Ltd.	2.837%	4/15/19	297,000	295,957
	Nestle Finance International Ltd.	2.796%	4/18/19	99,000	98,634
	Nestle Finance International Ltd.	2.551%	6/26/19	166,000	164,635
	Nestle Finance International Ltd.	2.597%	7/22/19	133,000	131,642
3	Siemens Capital Co. LLC	2.567%	5/13/19	20,250	20,145
3	Total Capital Canada Ltd.	2.627%	4/23/19	135,000	134,481
3	Total Capital Canada Ltd.	2.597%	4/30/19	212,275	211,362
3	Total Capital Canada Ltd.	2.597%	5/1/19	180,500	179,711
	Toyota Credit Canada Inc.	2.819%	5/16/19	49,500	49,210
	Toyota Credit Canada Inc.	2.918%	6/10/19	33,500	33,230
	Toyota Credit Canada Inc.	2.919%	6/11/19	33,500	33,228
					2,588,287
Industrial (2.5%)
3	Apple Inc.	2.634%	6/3/19	51,000	50,652
3	Apple Inc.	2.711%	6/17/19	148,500	147,306
3	Apple Inc.	2.595%–2.680%	6/18/19	125,000	124,021
3	Apple Inc.	2.574%	6/19/19	105,000	104,182
3	Apple Inc.	2.717%	6/24/19	441,000	437,218
3	Apple Inc.	2.680%–2.712%	6/25/19	148,000	146,731
3	Apple Inc.	2.648%	6/26/19	130,700	129,587

9

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3	Apple Inc.	2.586%	7/1/19	157,000	155,638
3	Apple Inc.	2.586%–2.596%	7/15/19	203,000	201,030
3	Apple Inc.	2.586%–2.596%	7/16/19	86,500	85,655
3	Apple Inc.	2.596%	7/17/19	399,500	395,564
	Exxon Mobil Corp.	2.422%	3/4/19	188,000	187,962
	Exxon Mobil Corp.	2.422%	3/5/19	67,000	66,982
3	Henkel of America Inc.	2.560%	4/5/19	26,500	26,434
3	Henkel of America Inc.	2.551%	4/8/19	63,450	63,280
3	Henkel of America Inc.	2.570%	4/24/19	29,800	29,686
3	Henkel of America Inc.	2.563%	5/6/19	28,995	28,859
3	Henkel of America Inc.	2.564%	5/8/19	20,500	20,401
3	Henkel of America Inc.	2.564%	5/9/19	49,000	48,761
3	John Deere Capital Corp.	2.565%	5/13/19	66,500	66,156
3	John Deere Capital Corp.	2.565%	5/14/19	100,500	99,973
3	John Deere Capital Corp.	2.565%	5/15/19	99,000	98,474
3	Novartis Finance Corp.	2.432%	3/4/19	50,000	49,990
3	Novartis Finance Corp.	2.432%	3/5/19	94,000	93,975
3	Novartis Finance Corp.	2.432%	3/11/19	54,500	54,463
3	Walmart Inc.	2.401%	3/1/19	36,000	36,000
3	Walmart Inc.	2.401%–2.422%	3/4/19	115,500	115,477
					3,064,457
Total Commercial Paper (Cost $41,421,018)					41,421,018
Certificates of Deposit (27.7%)
Domestic Banks (4.9%)
	Citibank NA	2.510%	3/15/19	593,500	593,500
	Citibank NA	2.870%	5/21/19	480,000	480,000
	Citibank NA	2.920%	6/11/19	223,500	223,500
	Citibank NA	2.920%	6/12/19	247,500	247,500
4	HSBC Bank USA NA,
	1M USD LIBOR + 0.160%	2.669%	4/1/19	265,250	265,250
4	HSBC Bank USA NA,
	1M USD LIBOR + 0.170%	2.652%	3/21/19	50,000	50,000
4	State Street Bank & Trust Co.,
	1M USD LIBOR + 0.250%	2.730%	4/18/19	297,000	297,000
4	State Street Bank & Trust Co.,
	1M USD LIBOR + 0.300%	2.814%	5/2/19	596,000	596,000
4	US Bank NA, 1M USD LIBOR + 0.280%	2.762%	6/21/19	365,000	365,000
4	US Bank NA, 1M USD LIBOR + 0.280%	2.770%	6/24/19	635,000	635,000
4	Wells Fargo Bank NA,
	1M USD LIBOR + 0.130%	2.647%	8/12/19	678,000	678,000
4	Wells Fargo Bank NA,
	1M USD LIBOR + 0.130%	2.647%	8/14/19	322,000	322,000
4	Wells Fargo Bank NA,
	1M USD LIBOR + 0.200%	2.689%	4/15/19	500,000	500,000
4	Wells Fargo Bank NA,
	1M USD LIBOR + 0.280%	2.789%	5/1/19	515,000	515,000
4	Wells Fargo Bank NA,
	1M USD LIBOR + 0.280%	2.794%	5/2/19	135,000	135,000
					5,902,750
Yankee Certificates of Deposit (22.8%)
4	Australia & New Zealand Banking Group,
	Ltd. (New York Branch), 1M USD LIBOR
	+ 0.310%	2.799%	11/15/19	101,000	101,000

10

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
4	Australia & New Zealand Banking Group,
	Ltd. (New York Branch), 1M USD LIBOR
	+ 0.280%	2.769%	8/15/19	33,500	33,500
4	Australia & New Zealand Banking Group,
	Ltd. (New York Branch), 1M USD LIBOR
	+ 0.280%	2.760%	8/19/19	66,000	66,000
	Bank of Montreal (Chicago Branch)	2.900%	6/17/19	205,000	205,000
4	Bank of Montreal (Chicago Branch),
	1M USD LIBOR + 0.150%	2.662%	3/7/19	360,000	360,000
4	Bank of Montreal (Chicago Branch),
	1M USD LIBOR + 0.170%	2.684%	3/4/19	160,000	160,000
4	Bank of Montreal (Chicago Branch),
	1M USD LIBOR + 0.170%	2.650%	4/17/19	400,000	400,000
4	Bank of Montreal (Chicago Branch),
	1M USD LIBOR + 0.180%	2.697%	5/9/19	170,000	170,000
4	Bank of Montreal (Chicago Branch),
	1M USD LIBOR + 0.300%	2.812%	6/7/19	195,000	195,000
4	Bank of Montreal (Chicago Branch),
	1M USD LIBOR + 0.340%	2.830%	7/24/19	310,000	310,000
4	Bank of Nova Scotia (Houston Branch),
	1M USD LIBOR + 0.130%	2.644%	9/4/19	153,000	153,003
4	Bank of Nova Scotia (Houston Branch),
	1M USD LIBOR + 0.130%	2.647%	9/11/19	98,000	98,000
4	Bank of Nova Scotia (Houston Branch),
	1M USD LIBOR + 0.150%	2.667%	4/10/19	165,750	165,750
4	Bank of Nova Scotia (Houston Branch),
	1M USD LIBOR + 0.240%	2.720%	7/18/19	500,000	500,000
4	Bank of Nova Scotia (Houston Branch),
	1M USD LIBOR + 0.250%	2.767%	7/9/19	448,000	448,000
4	Bank of Nova Scotia (Houston Branch),
	1M USD LIBOR + 0.270%	2.787%	8/9/19	247,500	247,500
4	Bank of Nova Scotia (Houston Branch),
	1M USD LIBOR + 0.290%	2.774%	6/26/19	159,000	159,000
4	Canadian Imperial Bank of Commerce
	(New York Branch), 1M USD LIBOR
	+ 0.160%	2.677%	4/10/19	500,000	500,000
4	Canadian Imperial Bank of Commerce
	(New York Branch), 1M USD LIBOR
	+ 0.250%	2.754%	8/12/19	327,000	327,000
4	Canadian Imperial Bank of Commerce
	(New York Branch), 1M USD LIBOR
	+ 0.330%	2.843%	7/8/19	400,000	400,000
	Commonwealth Bank of Australia
	(New York Branch)	2.590%	6/19/19	68,000	68,000
4	Commonwealth Bank of Australia
	(New York Branch), 1M USD LIBOR
	+ 0.100%	2.589%	9/3/19	69,000	69,000
4	Commonwealth Bank of Australia
	(New York Branch), 1M USD LIBOR
	+ 0.130%	2.642%	3/7/19	66,250	66,250
4	Commonwealth Bank of Australia
	(New York Branch), 1M USD LIBOR
	+ 0.140%	2.653%	4/8/19	99,000	99,000

11

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
4	Commonwealth Bank of Australia
	(New York Branch), 1M USD LIBOR
	+ 0.140%	2.653%	4/8/19	49,500	49,500
4	Commonwealth Bank of Australia
	(New York Branch), 1M USD LIBOR
	+ 0.140%	2.657%	4/9/19	66,200	66,200
4	Commonwealth Bank of Australia
	(New York Branch), 1M USD LIBOR
	+ 0.220%	2.710%	9/24/19	128,000	128,000
4	Commonwealth Bank of Australia
	(New York Branch), 1M USD LIBOR
	+ 0.280%	2.794%	6/4/19	78,500	78,500
4	Commonwealth Bank of Australia
	(New York Branch), 1M USD LIBOR
	+ 0.280%	2.760%	10/18/19	100,000	100,000
4	Commonwealth Bank of Australia
	(New York Branch), 1M USD LIBOR
	+ 0.310%	2.794%	6/26/19	150,000	150,000
4	Commonwealth Bank of Australia
	(New York Branch), 1M USD LIBOR
	+ 0.320%	2.810%	7/24/19	199,000	199,000
4	Cooperatieve Rabobank UA (New York
	Branch), 1M USD LIBOR + 0.250%	2.735%	5/20/19	166,000	166,000
4	Cooperatieve Rabobank UA (New York
	Branch), 1M USD LIBOR + 0.270%	2.750%	6/17/19	269,000	269,000
4	Cooperatieve Rabobank UA (New York
	Branch), 1M USD LIBOR + 0.280%	2.789%	6/3/19	135,000	135,000
4	Cooperatieve Rabobank UA (New York
	Branch), 1M USD LIBOR + 0.280%	2.773%	6/28/19	67,000	67,000
	Credit Suisse AG (New York Branch)	2.790%	3/4/19	476,000	476,000
	Credit Suisse AG (New York Branch)	2.790%	3/5/19	524,000	524,000
	Credit Suisse AG (New York Branch)	2.860%	3/21/19	314,000	314,000
	Credit Suisse AG (New York Branch)	2.770%	4/17/19	495,500	495,500
	Credit Suisse AG (New York Branch)	2.770%	4/18/19	504,500	504,500
	DNB Bank ASA (New York Branch)	2.795%	3/20/19	500,000	499,999
4	DNB Bank ASA (New York Branch),
	1M USD LIBOR + 0.002%	2.734%	7/12/19	450,000	450,000
4	DNB Bank ASA (New York Branch),
	1M USD LIBOR + 0.120%	2.637%	3/11/19	500,000	500,000
	KBC Bank NV (New York Branch)	2.400%	3/4/19	500,000	500,000
	MUFG Bank Ltd. (New York Branch)	2.720%	3/13/19	445,000	445,000
	MUFG Bank Ltd. (New York Branch)	2.720%	3/18/19	200,000	200,000
	MUFG Bank Ltd. (New York Branch)	2.720%	3/21/19	155,000	155,000
	MUFG Bank Ltd. (New York Branch)	2.765%	4/1/19	495,000	495,000
	MUFG Bank Ltd. (New York Branch)	2.800%	4/8/19	385,000	385,000
	MUFG Bank Ltd. (New York Branch)	2.830%	5/8/19	75,000	75,000
	Natixis (New York Branch)	2.400%	3/1/19	1,900,000	1,900,000
	Nordea Bank ABP (New York Branch)	2.860%	6/3/19	495,000	495,000
	Nordea Bank ABP (New York Branch)	2.750%	6/17/19	80,000	79,999
4	Nordea Bank ABP (New York Branch),
	1M USD LIBOR + 0.150%	2.659%	4/1/19	450,000	450,000
4	Nordea Bank ABP (New York Branch),
	1M USD LIBOR + 0.170%	2.659%	5/15/19	48,500	48,500
4	Nordea Bank ABP (New York Branch),
	1M USD LIBOR + 0.170%	2.650%	5/17/19	750,000	749,992

12

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
4	Nordea Bank ABP (New York Branch),
	1M USD LIBOR + 0.170%	2.674%	6/12/19	371,000	370,995
4	Nordea Bank ABP (New York Branch),
	1M USD LIBOR + 0.170%	2.668%	6/13/19	100,000	99,998
4	Royal Bank of Canada (New York Branch),
	1M USD LIBOR + 0.150%	2.659%	4/1/19	270,000	270,000
4	Royal Bank of Canada (New York Branch),
	1M USD LIBOR + 0.210%	2.727%	9/11/19	420,000	420,000
4	Royal Bank of Canada (New York Branch),
	1M USD LIBOR + 0.220%	2.734%	10/4/19	500,000	500,000
4	Royal Bank of Canada (New York Branch),
	1M USD LIBOR + 0.240%	2.730%	4/23/19	150,000	150,000
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.120%	2.632%	3/7/19	111,800	111,800
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.120%	2.600%	3/18/19	65,250	65,250
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.120%	2.613%	9/27/19	147,000	147,000
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.140%	2.653%	4/8/19	100,000	100,000
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.140%	2.629%	4/15/19	131,000	131,000
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.150%	2.667%	5/9/19	495,000	495,000
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.160%	2.664%	4/12/19	41,000	40,996
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.180%	2.678%	5/13/19	990,000	990,000
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.260%	2.777%	6/10/19	300,000	299,996
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.260%	2.758%	6/13/19	350,000	350,000
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.280%	2.789%	7/1/19	250,000	249,996
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.290%	2.804%	8/5/19	100,000	100,000
	Sumitomo Mitsui Banking Corp.
	(New York Branch)	2.750%	3/4/19	72,500	72,501
	Sumitomo Mitsui Banking Corp.
	(New York Branch)	2.650%	6/5/19	45,000	45,000
	Sumitomo Mitsui Banking Corp.
	(New York Branch)	2.670%	6/14/19	39,000	39,003

13

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
4	Sumitomo Mitsui Banking Corp.
	(New York Branch), 1M USD LIBOR + 0.200%	2.693%	3/28/19	50,000	49,997
4	Sumitomo Mitsui Banking Corp.
	(New York Branch), 1M USD LIBOR + 0.290%	2.780%	4/23/19	110,000	109,999
4	Sumitomo Mitsui Banking Corp.
	(New York Branch), 1M USD LIBOR + 0.300%	2.809%	5/1/19	400,000	400,000
4	Sumitomo Mitsui Banking Corp.
	(New York Branch), 1M USD LIBOR + 0.310%	2.824%	5/2/19	380,000	379,997
	Svenska HandelsBanken AB
	(New York Branch)	2.590%	6/19/19	60,000	60,000
4	Svenska HandelsBanken AB
	(New York Branch), 1M USD LIBOR + 0.150%	2.659%	4/1/19	400,000	400,000
4	Svenska HandelsBanken AB
	(New York Branch), 1M USD LIBOR + 0.150%	2.664%	4/5/19	400,000	400,000
4	Svenska HandelsBanken AB
	(New York Branch), 1M USD LIBOR + 0.170%	2.655%	5/20/19	100,000	100,000
4	Svenska HandelsBanken AB
	(New York Branch), 1M USD LIBOR + 0.170%	2.650%	6/18/19	267,000	267,000
4	Svenska HandelsBanken AB
	(New York Branch), 1M USD LIBOR + 0.230%	2.747%	7/10/19	280,000	280,000
4	Svenska HandelsBanken AB
	(New York Branch), 1M USD LIBOR + 0.290%	2.774%	6/26/19	173,000	173,000
4	Svenska HandelsBanken AB
	(New York Branch), 1M USD LIBOR + 0.290%	2.788%	8/13/19	340,000	340,000
4	Svenska HandelsBanken AB
	(New York Branch), 1M USD LIBOR + 0.300%	2.813%	8/6/19	310,000	310,000
4	Svenska HandelsBanken AB
	(New York Branch), 1M USD LIBOR + 0.325%	2.823%	11/13/19	650,000	650,000
4	Swedbank AB (New York Branch),
	1M USD LIBOR + 0.240%	2.757%	7/10/19	148,500	148,500
4	Swedbank AB (New York Branch),
	1M USD LIBOR + 0.120%	2.601%	8/22/19	41,000	41,000
4	Swedbank AB (New York Branch),
	1M USD LIBOR + 0.180%	2.669%	5/15/19	500,000	500,000
4	Swedbank AB (New York Branch),
	1M USD LIBOR + 0.190%	2.707%	7/11/19	496,000	496,000
4	Swedbank AB (New York Branch),
	1M USD LIBOR + 0.200%	2.704%	7/12/19	100,000	100,000
4	Swedbank AB (New York Branch),
	1M USD LIBOR + 0.260%	2.742%	5/21/19	140,000	140,000
4	Swedbank AB (New York Branch),
	1M USD LIBOR + 0.290%	2.780%	7/25/19	215,000	215,000

14

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toronto-Dominion Bank (New York Branch)	2.840%	5/22/19	70,000	70,000
4	Toronto-Dominion Bank (New York Branch),
	1M USD LIBOR + 0.320%	2.824%	7/12/19	520,000	520,000
4,5	Westpac Banking Corp. (New York Branch),
	1M USD LIBOR + 0.210%	2.695%	9/20/19	25,000	24,999
					27,675,720
Total Certificates of Deposit (Cost $33,578,470)					33,578,470
Other Notes (1.0%)
4	Bank of America NA,
	1M USD LIBOR + 0.150%	2.664%	4/4/19	165,250	165,250
4	Bank of America NA,
	1M USD LIBOR + 0.160%	2.672%	5/7/19	198,000	198,000
4	Bank of America NA,
	1M USD LIBOR + 0.160%	2.673%	5/8/19	148,500	148,500
4	Bank of America NA,
	1M USD LIBOR + 0.180%	2.697%	4/11/19	170,000	170,000
4	Bank of America NA,
	1M USD LIBOR + 0.250%	2.759%	4/1/19	52,500	52,504
4	Bank of America NA,
	1M USD LIBOR + 0.260%	2.749%	5/15/19	134,500	134,500
4	Bank of America NA,
	1M USD LIBOR + 0.280%	2.797%	5/10/19	201,000	201,000
4	Bank of America NA,
	1M USD LIBOR + 0.300%	2.814%	6/4/19	201,000	201,000
Total Other Notes (Cost $1,270,754)					1,270,754
Repurchase Agreements (0.5%)
	Bank of Montreal (Dated 2/28/19, Repurchase Value $332,023,000, collateralized by U.S. Treasury Note/Bond 1.375%–2.875%, 1/31/20–2/15/29, with a value of $338,640,000)	2.530%	3/1/19	332,000	332,000
	Bank of Nova Scotia (Dated 2/28/19, Repurchase Value $232,016,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–1.250%, 7/15/20–7/15/26 and U.S. Treasury Note/Bond 2.375%, 1/31/23, with a value of $236,640,000)	2.550%	3/1/19	232,000	232,000
Total Repurchase Agreements (Cost $564,000)					564,000
Taxable Municipal Bonds (0.0%)
6	Greene County GA Development Authority
	Revenue VRDO	2.440%	3/7/19	6,250	6,250
6	New York State Housing Finance Agency
	Housing Revenue VRDO	2.420%	3/7/19	19,705	19,705
6	New York State Housing Finance Agency
	Housing Revenue VRDO	2.500%	3/7/19	18,400	18,400
Total Taxable Municipal Bonds (Cost $44,355)					44,355
Total Investments (101.3%) (Cost $123,057,638)					123,057,638

15

Prime Money Market Fund

Amount
($000)
Other Assets and Liabilities (-1.3%)
Other Assets
Investment in Vanguard	6,203
Receivables for Investment Securities Sold	1,002,063
Receivables for Accrued Income	99,471
Receivables for Capital Shares Issued	279,056
Other Assets	90,637
Total Other Assets	1,477,430
Liabilities
Payables for Investment Securities Purchased	(2,859,672)
Payables for Capital Shares Redeemed	(215,484)
Payables for Distributions	(15,298)
Payables to Vanguard	(7,498)
Total Liabilities	(3,097,952)
Net Assets (100%)	121,437,116

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	121,433,624
Total Distributable Earnings (Loss)	3,492
Net Assets	121,437,116

Investor Shares—Net Assets
Applicable to 103,201,412,494 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	103,213,356
Net Asset Value Per Share—Investor Shares	$1.00

Admiral Shares—Net Assets
Applicable to 18,221,647,732 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	18,223,760
Net Asset Value Per Share—Admiral Shares	$1.00

•    See Note A in Notes to Financial Statements.

1   Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2   The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

3   Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 28, 2019, the aggregate value of these securities was $29,368,638,000 representing 24.2% of net assets.

4   Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

5   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $2,185,952,000, representing 1.8% of net assets.

6   Scheduled principal and interest payments are guaranteed by bank letter of credit.

VRDO— Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Prime Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Interest	1,404,452
Total Income	1,404,452
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,787
Management and Administrative—Investor Shares	66,677
Management and Administrative—Admiral Shares	7,552
Marketing and Distribution—Investor Shares	8,773
Marketing and Distribution—Admiral Shares	595
Custodian Fees	209
Shareholders’ Reports—Investor Shares	205
Shareholders’ Reports—Admiral Shares	11
Trustees’ Fees and Expenses	32
Total Expenses	85,841
Net Investment Income	1,318,611
Realized Net Gain (Loss) on Investment Securities Sold	(204)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,318,407

See accompanying Notes, which are an integral part of the Financial Statements.

17

Prime Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,318,611	1,581,192
Realized Net Gain (Loss)	(204)	(4,203)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,318,407	1,576,989
Distributions
Net Investment Income
Investor Shares	(1,117,919)	(1,363,449)
Admiral Shares	(200,711)	(217,801)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(1,318,630)	(1,581,250)
Capital Share Transactions (at $1.00 per share)
Investor Shares	10,315,562	8,015,413
Admiral Shares	2,106,086	4,121,058
Net Increase (Decrease) from Capital Share Transactions	12,421,648	12,136,471
Total Increase (Decrease)	12,421,425	12,132,210
Net Assets
Beginning of Period	109,015,691	96,883,481
End of Period	121,437,116	109,015,691

See accompanying Notes, which are an integral part of the Financial Statements.

18

Prime Money Market Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.011 [1]	.016 [1]	.008 [1]	.0032	.0002	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.011	.016	.008	.0032	.0002	.0001
Distributions
Dividends from Net Investment Income	(.011)	(.016)	(.008)	(.0032)	(.0002)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	(.0000)[2]
Total Distributions	(.011)	(.016)	(.008)	(.0032)	(.0002)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.15%	1.59%	0.83%	0.32%	0.02%	0.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$103,213	$92,898	$84,886	$100,210	$105,820	$101,910
Ratio of Total Expenses to Average Net Assets[4]	0.16%	0.16%	0.16%	0.16%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.31%	1.59%	0.82%	0.32%	0.02%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Distribution was less than $.0001 per share.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, and 0.16% for 2014. For the six months ended February 28, 2019, and the years ended August 31, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Prime Money Market Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.012 [1]	.016 [1]	.009 [1]	.004	.001	.001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.012	.016	.009	.004	.001	.001
Distributions
Dividends from Net Investment Income	(.012)	(.016)	(.009)	(.004)	(.001)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—	(.000)[2]
Total Distributions	(.012)	(.016)	(.009)	(.004)	(.001)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.18%	1.66%	0.89%	0.38%	0.07%	0.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,224	$16,118	$11,997	$16,429	$28,988	$28,699
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.37%	1.65%	0.88%	0.38%	0.07%	0.05%

The expense ratio and net investment income ratio for the current period have been annualized. Institutional Shares were renamed Admiral Shares in December 2015. Prior periods’ Financial Highlights are for the Institutional class.

1   Calculated based on average shares outstanding.

2   Distribution was less than $.0001 per share.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the

21

Prime Money Market Fund

fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $6,203,000, representing 0.01% of the fund’s net assets and 2.48% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

22

Prime Money Market Fund

At February 28, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	123,057,638
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $4,204,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	37,453,943	37,454,099	57,734,205	57,734,439
Issued in Lieu of Cash Distributions	1,035,146	1,035,146	1,273,993	1,273,993
Redeemed	(28,173,527)	(28,173,527)	(50,992,785)	(50,992,785)
Net Increase (Decrease)—Investor Shares	10,315,562	10,315,718	8,015,413	8,015,647
Admiral Shares
Issued	6,820,720	6,820,563	11,041,702	11,041,469
Issued in Lieu of Cash Distributions	185,968	185,968	202,222	202,222
Redeemed	(4,900,602)	(4,900,602)	(7,122,866)	(7,122,866)
Net Increase (Decrease)—Admiral Shares	2,106,086	2,105,929	4,121,058	4,120,825

F.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

23

Federal Money Market Fund

Sector Diversification

As of February 28, 2019

Repurchase Agreements	17.5%
U.S. Government Obligations	33.2
U.S. Treasury Bills	49.3

The table reflects the fund’s market exposure. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

24

Federal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (82.5%)
2	Fannie Mae Discount Notes	2.435%	3/13/19	65,609	65,556
2	Fannie Mae Discount Notes	2.404%	3/20/19	50,000	49,937
2	Fannie Mae Discount Notes	2.455%	4/3/19	58,100	57,970
2	Fannie Mae Discount Notes	2.445%	4/17/19	20,000	19,937
2	Fannie Mae Discount Notes	2.425%	5/22/19	91,505	91,003
2	Fannie Mae Discount Notes	2.435%	5/29/19	72,500	72,066
3	Federal Home Loan Bank Discount Notes	2.419%–2.420%	3/1/19	458,100	458,100
3	Federal Home Loan Bank Discount Notes	2.389%–2.424%	3/5/19	50,000	49,987
3	Federal Home Loan Bank Discount Notes	2.424%	3/6/19	115,000	114,961
3	Federal Home Loan Bank Discount Notes	2.375%–2.407%	3/7/19	1,086,146	1,085,717
3	Federal Home Loan Bank Discount Notes	2.412%–2.429%	3/8/19	982,400	981,939
3	Federal Home Loan Bank Discount Notes	2.392%	3/11/19	22,200	22,185
3	Federal Home Loan Bank Discount Notes	2.381%	3/14/19	500,000	499,574
3	Federal Home Loan Bank Discount Notes	2.381%–2.396%	3/15/19	806,000	805,257
3	Federal Home Loan Bank Discount Notes	2.423%	3/18/19	2,113	2,111
3	Federal Home Loan Bank Discount Notes	2.414%–2.424%	3/19/19	942,125	940,994
3	Federal Home Loan Bank Discount Notes	2.394%–2.424%	3/20/19	1,859,558	1,857,207
3	Federal Home Loan Bank Discount Notes	2.399%–2.404%	3/21/19	254,419	254,081
3	Federal Home Loan Bank Discount Notes	2.415%–2.445%	3/22/19	1,422,750	1,420,751
3	Federal Home Loan Bank Discount Notes	2.421%	3/26/19	250,000	249,583
3	Federal Home Loan Bank Discount Notes	2.420%–2.442%	3/27/19	1,300,000	1,297,746

25

Federal Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3	Federal Home Loan Bank Discount Notes	2.437%	4/1/19	250,000	249,479
3	Federal Home Loan Bank Discount Notes	2.399%–2.442%	4/3/19	790,750	789,005
3	Federal Home Loan Bank Discount Notes	2.442%	4/4/19	241,000	240,448
3	Federal Home Loan Bank Discount Notes	2.450%–2.455%	4/5/19	1,480,000	1,476,494
3	Federal Home Loan Bank Discount Notes	2.465%	4/8/19	450,000	448,839
3	Federal Home Loan Bank Discount Notes	2.456%	4/9/19	845,000	842,766
3	Federal Home Loan Bank Discount Notes	2.481%	4/10/19	250,000	249,317
3	Federal Home Loan Bank Discount Notes	2.419%–2.476%	4/12/19	1,075,000	1,071,939
3	Federal Home Loan Bank Discount Notes	2.475%	4/15/19	250,000	249,233
3	Federal Home Loan Bank Discount Notes	2.475%	4/16/19	250,000	249,216
3	Federal Home Loan Bank Discount Notes	2.423%	4/17/19	135,000	134,574
3	Federal Home Loan Bank Discount Notes	2.471%	4/18/19	250,000	249,183
3	Federal Home Loan Bank Discount Notes	2.423%–2.431%	4/22/19	552,305	550,383
3	Federal Home Loan Bank Discount Notes	2.421%	4/26/19	524,580	522,617
3	Federal Home Loan Bank Discount Notes	2.413%	5/10/19	690,000	686,783
3	Federal Home Loan Bank Discount Notes	2.439%	5/20/19	650,000	646,504
3	Federal Home Loan Bank Discount Notes	2.448%	6/10/19	56,500	56,115
3	Federal Home Loan Bank Discount Notes	2.449%	6/13/19	50,000	49,649
3	Federal Home Loan Bank Discount Notes	2.450%	6/21/19	500,000	496,220
3	Federal Home Loan Bank Discount Notes	2.461%–2.462%	6/28/19	500,000	495,967
3	Federal Home Loan Bank Discount Notes	2.462%	7/1/19	25,000	24,793
3,4	Federal Home Loan Banks,
	1M USD LIBOR +0.000%	2.489%	7/15/20	500,000	500,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.025%	2.455%	4/20/20	750,000	750,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.035%	2.482%	1/10/20	750,000	750,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.040%	2.477%	9/9/19	1,000,000	1,000,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.040%	2.477%	10/9/19	300,000	300,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.040%	2.441%	10/17/19	300,000	300,000

26

Federal Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.050%	2.432%	1/21/20	1,000,000	1,000,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.060%	2.433%	3/28/19	250,000	250,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.060%	2.452%	8/7/19	25,000	25,003
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.060%	2.457%	8/9/19	900,000	900,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.060%	2.421%	9/19/19	500,000	500,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.060%	2.433%	9/23/19	1,000,000	1,000,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.080%	2.401%	7/19/19	750,000	750,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.100%	2.409%	11/1/19	500,000	500,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.100%	2.414%	11/4/19	250,000	250,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.100%	2.412%	11/7/19	250,000	250,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.100%	2.412%	11/7/19	250,000	250,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.105%	2.376%	7/19/19	177,515	177,492
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.105%	2.379%	7/26/19	88,000	88,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.105%	2.379%	7/26/19	375,000	375,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.105%	2.379%	7/26/19	450,000	450,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.105%	2.404%	8/1/19	250,000	250,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.115%	2.369%	4/26/19	1,000,000	1,000,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.115%	2.394%	5/1/19	250,000	250,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.120%	2.389%	4/1/19	250,000	250,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.120%	2.389%	4/1/19	450,000	450,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.120%	2.389%	4/1/19	250,000	250,000
3,4	Federal Home Loan Banks,
	3M USD LIBOR -0.160%	2.491%	5/24/19	380,000	380,120
2,4	Federal Home Loan Mortgage Corp.,
	1M USD LIBOR -0.100%	2.393%	6/28/19	250,000	250,017
2,4	Federal Home Loan Mortgage Corp.,
	1M USD LIBOR -0.100%	2.414%	7/5/19	250,000	250,020
2,4	Federal Home Loan Mortgage Corp.,
	1M USD LIBOR -0.100%	2.413%	8/8/19	1,000,000	1,000,000
2,4	Federal Home Loan Mortgage Corp.,
	1M USD LIBOR -0.100%	2.404%	8/12/19	1,000,000	1,000,000
2	Freddie Mac Discount Notes	2.414%	3/4/19	43,043	43,034
2	Freddie Mac Discount Notes	2.378%–2.405%	3/20/19	750,000	749,063

27

Federal Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
2	Freddie Mac Discount Notes	2.445%	4/8/19	75,000	74,808
2	Freddie Mac Discount Notes	2.444%	4/29/19	27,895	27,784
2	Freddie Mac Discount Notes	2.407%	5/17/19	850,000	845,655
2	Freddie Mac Discount Notes	2.437%	6/11/19	300,000	297,943
2	Freddie Mac Discount Notes	2.432%	6/20/19	375,000	372,211
2	Freddie Mac Discount Notes	2.435%	6/21/19	650,000	645,116
2	Freddie Mac Discount Notes	2.439%	6/25/19	350,000	347,271
2	Freddie Mac Discount Notes	2.475%	7/17/19	30,443	30,157
	United States Treasury Bill	2.379%	3/7/19	1,200,000	1,199,527
	United States Treasury Bill	2.399%	3/12/19	300,000	299,781
	United States Treasury Bill	2.291%–2.389%	3/14/19	3,480,442	3,477,536
	United States Treasury Bill	2.317%–2.389%	3/21/19	5,551,000	5,543,787
	United States Treasury Bill	2.427%–2.430%	3/28/19	2,500,000	2,495,474
	United States Treasury Bill	2.404%–2.405%	4/2/19	1,000,000	997,871
	United States Treasury Bill	2.394%	4/9/19	3,315,000	3,306,435
	United States Treasury Bill	2.409%	4/11/19	600,000	598,374
	United States Treasury Bill	2.409%	4/16/19	2,000,000	1,993,867
	United States Treasury Bill	2.445%	4/18/19	1,500,000	1,495,170
	United States Treasury Bill	2.409%	4/23/19	2,000,000	1,992,933
	United States Treasury Bill	2.405%–2.455%	4/25/19	2,300,000	2,291,548
	United States Treasury Bill	2.389%–2.460%	5/2/19	6,300,000	6,274,042
	United States Treasury Bill	2.399%–2.481%	5/9/19	6,500,000	6,469,913
	United States Treasury Bill	2.415%–2.496%	5/16/19	7,000,000	6,964,190
	United States Treasury Bill	2.410%	5/23/19	5,000,000	4,972,391
	United States Treasury Bill	2.420%–2.506%	5/30/19	5,500,000	5,466,756
	United States Treasury Bill	2.527%	6/6/19	2,000,000	1,986,555
	United States Treasury Bill	2.422%	6/13/19	275,000	273,093
	United States Treasury Bill	2.419%	6/20/19	500,000	496,306
Total U.S. Government and Agency Obligations (Cost $97,900,429)					97,900,429
Repurchase Agreements (17.5%)
	Bank of Montreal (Dated 1/8/19, Repurchase Value $250,966,000, collateralized by Treasury Inflation Indexed Note/Bond 0.625%–3.875%, 4/15/23–2/15/47, U.S. Treasury Bill 0.000%, 3/14/19–12/5/19, and U.S. Treasury Note/Bond 0.875%–3.000%, 5/15/19–8/15/48, with a value of $255,000,000)	2.440%	3/6/19	250,000	250,000
	Bank of Montreal (Dated 1/15/19, Repurchase Value $251,000,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–2.500%, 4/15/19–1/15/29, U.S. Treasury Bill 0.000%, 3/14/19–1/30/20 and U.S. Treasury Note/Bond 0.875%–3.375%, 5/15/19–2/15/49, with a value of $255,000,000)	2.440%	3/15/19	250,000	250,000

28

Federal Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of Nova Scotia (Dated 2/28/19, Repurchase Value $1,850,131,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.375%, 7/15/21–2/15/47, and U.S. Treasury Note/Bond 1.000%–6.250%, 4/30/19–11/15/48, with a value of $1,887,000,000)	2.550%	3/1/19	1,850,000	1,850,000
Canadian Imperial Bank of Commerce (Dated 2/8/19, Repurchase Value $602,450,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–0.750%, 4/15/20–7/15/28 and U.S. Treasury Note/Bond 1.625%–3.125%, 12/31/20–2/15/47, with a value of $612,000,000)	2.450%	4/9/19	600,000	600,000
Canadian Imperial Bank of Commerce (Dated 2/22/19, Repurchase Value $501,769,000, collateralized by Treasury Inflation Indexed Note/Bond 0.500%–2.375%, 1/15/25–7/15/28 and U.S. Treasury Note/Bond 1.625%–3.625%, 12/31/20–11/15/48, with a value of $510,000,000)	2.450%	4/15/19	500,000	500,000
Canadian Imperial Bank of Commerce (Dated 2/20/19, Repurchase Value $1,204,655,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–2.500%, 4/15/20–1/15/29 and U.S. Treasury Note/Bond 1.625%–3.625%, 5/15/22–11/15/48, with a value of $1,224,000,000)	2.450%	4/18/19	1,200,000	1,200,000
Canadian Imperial Bank of Commerce (Dated 2/27/19, Repurchase Value $853,355,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 4/15/19–7/15/28 and U.S. Treasury Note/Bond 1.625%–3.625%, 12/31/20–5/15/48, with a value of $867,000,000)	2.450%	4/26/19	850,000	850,000
Credit Agricole Corporate & Investment Bank NY Branch (Dated 2/22/19, Repurchase Value $1,500,694,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.375%, 7/15/19–2/15/49 and U.S. Treasury Note/Bond 1.000%–3.125%, 6/30/19–2/15/47, with a value of $1,530,000,000)	2.380%	3/1/19	1,500,000	1,500,000

29

Federal Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Credit Agricole Corporate & Investment Bank NY Branch (Dated 2/28/19, Repurchase Value $800,057,000, collateralized by Treasury Inflation Indexed Note/Bond 0.625%, 4/15/23, and U.S. Treasury Note/Bond 3.125%, 8/15/44, with a value of $816,000,000)	2.550%	3/1/19	800,000	800,000
Credit Agricole Corporate & Investment Bank NY Branch (Dated 2/28/19, Repurchase Value $1,300,617,000, collateralized by Treasury Inflation Indexed Note/Bond 0.375%–3.625%, 7/15/23–4/15/28, U.S. Treasury Bill 0.000%, 5/9/19, and U.S. Treasury Note/Bond 1.500%–3.125%, 10/31/19–5/15/47, with a value of $1,326,000,000)	2.440%	3/7/19	1,300,000	1,300,000
Goldman Sachs & Co. (Dated 2/27/19, Repurchase Value $900,420,000, collateralized by Treasury Inflation Indexed Note/Bond 1.250%–3.875%, 7/15/20–4/15/29, U.S. Treasury Bill 0.000%, 3/28/19–4/25/19, and U.S. Treasury Note/Bond 1.500%–3.500%, 3/31/20–5/15/47, with a value of $918,000,000)	2.400%	3/6/19	900,000	900,000
Goldman Sachs & Co. (Dated 2/28/19, Repurchase Value $2,101,000,000, collateralized by Treasury Inflation Indexed Note/Bond 0.625%–3.875%, 4/15/23–4/15/29 and U.S. Treasury Note/Bond 1.125%–5.250%, 12/31/19–8/15/46, with a value of $2,142,000,000)	2.450%	3/7/19	2,100,000	2,100,000
JP Morgan Securities LLC (Dated 2/28/19, Repurchase Value $2,950,213,000, collateralized by U.S. Treasury Bill 0.000%, 3/7/19–1/30/20, and U.S. Treasury Note/Bond 0.750%–3.3750%, 3/31/19–2/29/24, with a value of $3,009,000,000)	2.600%	3/1/19	2,950,000	2,950,000
Mizuho Securities (USA) Inc. (Dated 2/28/19, Repurchase Value $500,035,000, collateralized by Treasury Inflation Indexed Note/Bond 0.625%, 2/15/43, U.S. Treasury Bill 0.000%, 12/5/19–1/2/20, and U.S. Treasury Note/Bond 1.250%–2.125%, 1/31/21–5/15/25, with a value of $510,000,000)	2.550%	3/1/19	500,000	500,000

30

Federal Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
RBC New York Branch Markets LLC (Dated 1/15/19, Repurchase Value $1,857,398,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 7/15/19–2/15/44 and U.S. Treasury Note/Bond 1.500%–7.625%, 10/31/19–8/15/48, with a value of $1,887,000,000)	2.440%	3/15/19	1,850,000	1,850,000
RBC New York Branch Markets LLC (Dated 2/8/19, Repurchase Value $1,104,473,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 4/15/20–4/15/29 and U.S. Treasury Note/Bond 1.500%–3.125%, 10/31/19–8/15/45, with a value of $1,122,000,000)	2.440%	4/9/19	1,100,000	1,100,000
RBC New York Branch Markets LLC (Dated 2/19/19, Repurchase Value $803,103,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–0.625%, 4/15/21–4/15/23 and U.S. Treasury Note/Bond 1.750%–3.750%, 2/28/22–11/15/48, with a value of $816,000,000)	2.450%	4/17/19	800,000	800,000
RBC New York Branch Markets LLC (Dated 2/19/19, Repurchase Value $803,158,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 4/15/20–4/15/29 and U.S. Treasury Note/Bond 1.125%–3.625%, 8/31/20–11/15/48, with a value of $816,000,000)	2.450%	4/18/19	800,000	800,000
RBC Dominion Securities Inc. (Dated 2/26/19, Repurchase Value $450,881,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–1.875%, 4/15/19–2/15/48, U.S. Treasury Bill 0.000%, 4/25/19, and U.S. Treasury Note/Bond 1.125%–4.250%, 5/31/20–2/15/48, with a value of $459,000,000)	2.430%	3/27/19	450,000	450,000
TD Securities (USA) LLC (Dated 2/22/19, Repurchase Value $200,093,000, collateralized by U.S. Treasury Note/Bond 2.625%–2.750%, 8/15/20–2/15/28, with a value of $204,000,000)	2.400%	3/1/19	200,000	200,000
Total Repurchase Agreements (Cost $20,750,000)				20,750,000
Total Investments (100.0%) (Cost $118,650,429)				118,650,429

31

Federal Money Market Fund

Amount ($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	6,064
Receivables for Accrued Income	28,620
Receivables for Capital Shares Issued	183,384
Other Assets	23,991
Total Other Assets	242,059
Liabilities
Payables for Capital Shares Redeemed	(241,130)
Payables for Distributions	(3,200)
Payables to Vanguard	(5,340)
Other Liabilities	(1,725)
Total Liabilities	(251,395)
Net Assets (100%)
Applicable to 118,643,783,202 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	118,641,093
Net Asset Value Per Share	$1.00

At February 28, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	118,644,294
Total Distributable Earnings (Loss)	(3,201)
Net Assets	118,641,093

•     See Note A in Notes to Financial Statements.

1   Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3   The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

4   Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Federal Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Interest	1,249,773
Total Income	1,249,773
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,721
Management and Administrative	47,799
Marketing and Distribution	9,915
Custodian Fees	140
Shareholders’ Reports	335
Trustees’ Fees and Expenses	50
Total Expenses	59,960
Net Investment Income	1,189,813
Realized Net Gain (Loss) on Investment Securities Sold	(484)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,189,329

See accompanying Notes, which are an integral part of the Financial Statements.

33

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,189,813	1,281,437
Realized Net Gain (Loss)	(484)	(2,178)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,189,329	1,279,259
Distributions
Net Investment Income	(1,189,813)	(1,281,485)
Realized Capital Gain	—	—
Total Distributions	(1,189,813)	(1,281,485)
Capital Share Transactions (at $1.00 per share)
Issued	49,307,045	80,892,899
Issued in Lieu of Cash Distributions	1,168,044	1,259,244
Redeemed	(32,120,320)	(61,314,694)
Net Increase (Decrease) from Capital Share Transactions	18,354,769	20,837,449
Total Increase (Decrease)	18,354,285	20,835,223
Net Assets
Beginning of Period	100,286,808	79,451,585
End of Period	118,641,093	100,286,808

See accompanying Notes, which are an integral part of the Financial Statements.

34

Federal Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.011 [1]	.014 [1]	.006 [1]	.0022	.0001	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.011	.014	.006	.0022	.0001	.0001
Distributions
Dividends from Net Investment Income	(.011)	(.014)	(.006)	(.0022)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	(.0000)[2]
Total Distributions	(.011)	(.014)	(.006)	(.0022)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.08%	1.42%	0.57%	0.23%	0.01%	0.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$118,641	$100,287	$79,452	$38,804	$3,325	$3,108
Ratio of Total Expenses to Average Net Assets[4]	0.11%	0.11%	0.11%	0.11%	0.10%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.18%	1.43%	0.60%	0.27%	0.01%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Distribution was less than $.0001 per share.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2016, 0.11% for 2015, and 0.11% for 2014. For the six months ended February 28, 2019, and for the years ended August 31, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up “to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight

36

Federal Money Market Fund

bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $6,064,000, representing 0.01% of the fund’s net assets and 2.43% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At February 28, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

37

Federal Money Market Fund

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	$118,650,429
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $2,775,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

38

Treasury Money Market Fund

Sector Diversification

As of February 28, 2019

U.S. Treasury Bills	100.0%

The table reflects the fund’s market exposure. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

39

Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (102.9%)
	United States Treasury Bill	2.338%–2.394%	3/5/19	749,190	748,992
	United States Treasury Bill	2.358%–2.379%	3/7/19	1,239,927	1,239,438
	United States Treasury Bill	2.390%–2.399%	3/12/19	751,697	751,148
	United States Treasury Bill	2.290%–2.390%	3/14/19	730,397	729,791
	United States Treasury Bill	2.374%	3/19/19	1,773,000	1,770,903
	United States Treasury Bill	2.317%–2.389%	3/21/19	786,673	785,648
	United States Treasury Bill	2.379%	3/26/19	78,933	78,803
	United States Treasury Bill	2.410%–2.430%	3/28/19	1,580,617	1,577,755
	United States Treasury Bill	2.399%–2.409%	4/2/19	252,000	251,463
	United States Treasury Bill	2.415%–2.480%	4/4/19	1,297,467	1,294,448
	United States Treasury Bill	2.394%	4/9/19	719,608	717,749
	United States Treasury Bill	2.409%–2.425%	4/11/19	388,645	387,590
	United States Treasury Bill	2.409%	4/16/19	1,130,000	1,126,535
	United States Treasury Bill	2.420%–2.445%	4/18/19	652,822	650,725
	United States Treasury Bill	2.409%	4/23/19	428,000	426,488
	United States Treasury Bill	2.405%–2.455%	4/25/19	292,313	291,232
	United States Treasury Bill	2.419%	4/30/19	752,000	749,181
	United States Treasury Bill	2.389%	5/2/19	2,101,000	2,092,406
	United States Treasury Bill	2.399%	5/9/19	1,823,000	1,814,667
	United States Treasury Bill	2.395%–2.415%	5/16/19	1,938,898	1,929,078
	United States Treasury Bill	2.410%	5/23/19	1,804,000	1,794,039
	United States Treasury Bill	2.386%–2.432%	5/30/19	2,544,390	2,529,069
	United States Treasury Bill	2.403%–2.527%	6/6/19	400,000	397,326
	United States Treasury Bill	2.413%–2.511%	6/13/19	719,261	714,127
	United States Treasury Bill	2.416%	6/20/19	1,917	1,903
2	United States Treasury Floating
	Rate Note, 3M U.S. T-Bill Auction
	High Money Market Yield + 0.000%	2.420%	1/31/20	500,000	500,000
Total U.S. Government and Agency Obligations (Cost $25,350,504)					25,350,504
Total Investments (102.9%) (Cost $25,350,504)					25,350,504

40

Treasury Money Market Fund

Amount
($000)
Other Assets and Liabilities (-2.9%)
Other Assets
Investment in Vanguard	1,252
Receivables for Accrued Income	969
Receivables for Capital Shares Issued	80,611
Other Assets	3,992
Total Other Assets	86,824
Liabilities
Payables for Investment Securities Purchased	(749,181)
Payables for Capital Shares Redeemed	(42,884)
Payables for Distributions	(2,575)
Payables to Vanguard	(906)
Total Liabilities	(795,546)
Net Assets (100%)
Applicable to 24,639,555,976 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	24,641,782
Net Asset Value Per Share	$1.00

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	24,642,595
Total Distributable Earnings (Loss)	(813)
Net Assets	24,641,782

•        See Note A in Notes to Financial Statements.

1       Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2       Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Interest	250,240
Total Income	250,240
Expenses
The Vanguard Group—Note B
Investment Advisory Services	348
Management and Administrative	7,485
Marketing and Distribution	1,988
Custodian Fees	32
Shareholders’ Reports	24
Trustees’ Fees and Expenses	4
Total Expenses	9,881
Net Investment Income	240,359
Realized Net Gain (Loss) on Investment Securities Sold	99
Net Increase (Decrease) in Net Assets Resulting from Operations	240,458

See accompanying Notes, which are an integral part of the Financial Statements.

42

Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	240,359	237,330
Realized Net Gain (Loss)	99	(480)
Net Increase (Decrease) in Net Assets Resulting from Operations	240,458	236,850
Distributions
Net Investment Income	(240,360)	(237,338)
Realized Capital Gain	—	—
Total Distributions	(240,360)	(237,338)
Capital Share Transactions (at $1.00 per share)
Issued	12,115,478	11,971,071
Issued in Lieu of Cash Distributions	224,993	227,052
Redeemed	(6,610,083)	(8,925,092)
Net Increase (Decrease) from Capital Share Transactions	5,730,388	3,273,031
Total Increase (Decrease)	5,730,486	3,272,543
Net Assets
Beginning of Period	18,911,296	15,638,753
End of Period	24,641,782	18,911,296

See accompanying Notes, which are an integral part of the Financial Statements.

43

Treasury Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,		Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.011 [1]	.014 [1]	.005 [1]	.0017	.0001	.0001
Net Realized and Unrealized Gain (Loss)	—	—	—	—	—	—
on Investments
Total from Investment Operations	.011	.014	.005	.0017	.0001	.0001
Distributions
Dividends from Net Investment Income	(.011)	(.014)	(.005)	(.0017)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	(.0000)[2]
Total Distributions	(.011)	(.014)	(.005)	(.0017)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.09%	1.43%	0.54%	0.17%	0.01%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,642	$18,911	$15,639	$12,803	$9,388	$10,365
Ratio of Total Expenses to Average Net Assets[4]	0.09%	0.09%	0.09%	0.09%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.19%	1.43%	0.55%	0.18%	0.01%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Distribution was less than $.0001 per share.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2016, 0.09% for 2015, and 0.09% for 2014. For the six months ended February 28, 2019, and years ended August 31, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Treasury Money Market Fund

Notes to Financial Statements

Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period

45

Treasury Money Market Fund

for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $1,252,000, representing 0.01% of the fund’s net assets and 0.50% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At February 28, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	25,350,504
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $923,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

46

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q302 042019

Semiannual Report | February 28, 2019 Vanguard S&P Mid-Cap 400 Index Funds

Vanguard S&P Mid-Cap 400 Index Fund

Vanguard S&P Mid-Cap 400 Value Index Fund

Vanguard S&P Mid-Cap 400 Growth Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
S&P Mid-Cap 400 Index Fund	3
S&P Mid-Cap 400 Value Index Fund	19
S&P Mid-Cap 400 Growth Index Fund	34

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 28, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2018	2/28/2019	Period
Based on Actual Fund Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$941.48	$0.72
Institutional Shares	1,000.00	941.74	0.39
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$955.13	$0.97
Institutional Shares	1,000.00	955.54	0.39
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$928.73	$0.96
Institutional Shares	1,000.00	929.23	0.38
Based on Hypothetical 5% Yearly Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Institutional Shares	1,000.00	1,024.40	0.40
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$1,023.80	$1.00
Institutional Shares	1,000.00	1,024.40	0.40
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$1,023.80	$1.00
Institutional Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Mid-Cap 400 Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; for the S&P Mid-Cap 400 Value Index Fund, 0.20% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Mid-Cap 400 Growth Index Fund, 0.20% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

S&P Mid-Cap 400 Index Fund

Sector Diversification

As of February 28, 2019

Communication Services	2.5%
Consumer Discretionary	12.2
Consumer Staples	2.8
Energy	3.7
Financials	16.9
Health Care	9.6
Industrials	15.0
Information Technology	16.3
Materials	6.7
Real Estate	9.8
Utilities	4.5

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

S&P Mid-Cap 400 Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Communication Services (2.5%)
*	Live Nation Entertainment Inc.	179,364	10,145
	Cable One Inc.	6,429	6,101
	New York Times Co. Class A	183,493	6,028
	Cinemark Holdings Inc.	137,664	5,180
	World Wrestling Entertainment Inc. Class A	56,371	4,718
	Telephone & Data Systems Inc.	120,618	3,866
*	AMC Networks Inc. Class A	58,585	3,850
*	Yelp Inc. Class A	99,543	3,709
	TEGNA Inc.	280,135	3,689
	John Wiley & Sons Inc. Class A	58,946	3,059
	Meredith Corp.	51,944	2,975
*	Cars.com Inc.	81,417	1,916
			55,236
Consumer Discretionary (12.1%)
	Domino’s Pizza Inc.	53,972	13,544
*	NVR Inc.	4,406	11,544
	Service Corp. International	234,930	9,712
*	Five Below Inc.	72,359	8,708
	Pool Corp.	52,204	8,329
	Dunkin’ Brands Group Inc.	107,147	7,656
	Gentex Corp.	340,984	6,936
	Wyndham Hotels & Resorts Inc.	128,570	6,759
*	Caesars Entertainment Corp.	755,509	6,512
	Polaris Industries Inc.	75,266	6,415
	Toll Brothers Inc.	175,563	6,250
	Williams-Sonoma Inc.	103,789	6,036
	Goodyear Tire & Rubber Co.	302,335	5,980
	Brunswick Corp.	112,355	5,926
*	Ollie’s Bargain Outlet Holdings Inc.	66,760	5,890
*	Skechers U.S.A. Inc. Class A	174,176	5,858
	Carter’s Inc.	59,364	5,784
	Wyndham Destinations Inc.	126,242	5,685
*	Deckers Outdoor Corp.	37,814	5,595
	Texas Roadhouse Inc. Class A	86,207	5,458
	Marriott Vacations Worldwide Corp.	53,190	5,177
	Six Flags Entertainment Corp.	92,895	5,175
*	Cracker Barrel Old Country Store Inc.	31,302	5,071
	Aaron’s Inc.	89,145	4,840
	American Eagle Outfitters Inc.	218,724	4,462
	Churchill Downs Inc.	46,537	4,365
	Wendy’s Co.	243,016	4,211
	Thor Industries Inc.	65,168	4,208
*	Eldorado Resorts Inc.	84,505	4,074
	Graham Holdings Co. Class B	5,633	3,851
*	Helen of Troy Ltd.	34,283	3,843
	Dick’s Sporting Goods Inc.	95,994	3,750
	Dana Inc.	188,110	3,715
*	Adtalem Global Education Inc.	76,326	3,679
*	Penn National Gaming Inc.	140,644	3,495
*	Tempur Sealy International Inc.	59,586	3,468
*	Visteon Corp.	37,358	3,200
	Boyd Gaming Corp.	105,254	3,132
*	Murphy USA Inc.	39,000	3,033
*	Urban Outfitters Inc.	98,062	3,025
	Bed Bath & Beyond Inc.	178,353	2,984
*	Sally Beauty Holdings Inc.	156,369	2,826
	Jack in the Box Inc.	33,555	2,703

4

S&P Mid-Cap 400 Index Fund

			Market
			Value•
		Shares	($000)
*	AutoNation Inc.	75,029	2,646
	Cheesecake Factory Inc.	54,421	2,574
	KB Home	111,213	2,537
	Delphi Technologies plc	113,999	2,486
*	TRI Pointe Group Inc.	185,451	2,337
	Brinker International Inc.	50,370	2,305
	Adient plc	113,356	2,204
*	Scientific Games Corp.	71,168	2,068
	Tupperware Brands Corp.	63,486	1,912
	Signet Jewelers Ltd.	67,786	1,905
*	Sotheby’s	43,098	1,891
	Dillard’s Inc. Class A	23,822	1,871
*	Michaels Cos. Inc.	117,688	1,664
	Big Lots Inc.	51,997	1,639
	International Speedway Corp. Class A	31,503	1,362
	Papa John’s International Inc.	28,871	1,262
*	Weight Watchers International Inc.	49,847	1,008
			266,535
Consumer Staples (2.8%)
*	Post Holdings Inc.	86,479	8,810
	Ingredion Inc.	86,340	7,982
	Casey’s General Stores Inc.	47,425	6,390
	Flowers Foods Inc.	238,746	4,887
*	TreeHouse Foods Inc.	72,775	4,409
	Nu Skin Enterprises Inc. Class A	72,086	4,333
	Lancaster Colony Corp.	25,302	3,966
*	Sprouts Farmers Market Inc.	165,841	3,867
	Energizer Holdings Inc.	82,337	3,778
*	Boston Beer Co. Inc. Class A	11,197	3,500
*	Edgewell Personal Care Co.	70,462	3,126
	Sanderson Farms Inc.	26,161	3,014
*	Hain Celestial Group Inc.	116,879	2,299
	Tootsie Roll Industries Inc.	23,986	892
			61,253
Energy (3.7%)
*	WPX Energy Inc.	509,769	6,291
	Murphy Oil Corp.	210,063	6,071
	EQT Corp.	329,469	5,970
*	Transocean Ltd.	658,094	5,377
	PBF Energy Inc. Class A	156,008	4,847
	Equitrans Midstream Corp.	264,640	4,668
*	Apergy Corp.	100,538	4,221
*,^	Chesapeake Energy Corp.	1,355,213	4,011
	Patterson-UTI Energy Inc.	282,637	3,748
^	Core Laboratories NV	57,416	3,721
*	Southwestern Energy Co.	755,932	3,198
	Range Resources Corp.	269,908	2,888
*	CNX Resources Corp.	264,732	2,806
*	Matador Resources Co.	135,049	2,512
	World Fuel Services Corp.	87,756	2,430
*	QEP Resources Inc.	308,043	2,390
	Ensco plc Class A	570,389	2,339
*	Callon Petroleum Co.	297,112	2,273
	SM Energy Co.	134,604	2,199
	McDermott International Inc.	236,089	2,002
*	Oasis Petroleum Inc.	349,308	1,953
*	Oceaneering International Inc.	126,360	1,952
*	Rowan Cos. plc Class A	163,427	1,848
*	Diamond Offshore Drilling Inc.	83,291	795
			80,510
Financials (16.8%)
	Alleghany Corp.	19,314	12,418
	MarketAxess Holdings Inc.	48,819	11,906
	Reinsurance Group of America Inc. Class A	81,496	11,775
	FactSet Research Systems Inc.	49,410	11,620
	WR Berkley Corp.	125,212	10,475
	East West Bancorp Inc.	188,260	10,281
	Signature Bank	69,281	9,406
	American Financial Group Inc.	91,477	9,117
	Brown & Brown Inc.	304,320	9,014
	SEI Investments Co.	169,606	8,947
	Cullen/Frost Bankers Inc.	83,009	8,606
	Synovus Financial Corp.	215,146	8,537
	Commerce Bancshares Inc.	128,838	8,108
	New York Community Bancorp Inc.	635,826	7,954
	Old Republic International Corp.	368,883	7,695
	RenaissanceRe Holdings Ltd.	52,210	7,677
	First American Financial Corp.	144,954	7,362
	Primerica Inc.	55,659	6,960
	Webster Financial Corp.	119,581	6,866
	Kemper Corp.	79,243	6,585
	First Horizon National Corp.	419,950	6,564
	Hanover Insurance Group Inc.	54,847	6,511

5

S&P Mid-Cap 400 Index Fund

			Market
			Value•
		Shares	($000)
	PacWest Bancorp	157,840	6,475
	Prosperity Bancshares Inc.	86,018	6,404
	Eaton Vance Corp.	150,978	6,318
*	SLM Corp.	557,151	6,157
	Sterling Bancorp	290,872	5,913
	Pinnacle Financial Partners Inc.	94,865	5,568
	Interactive Brokers Group Inc.	97,795	5,401
	Wintrust Financial Corp.	73,086	5,384
	Janus Henderson Group plc	217,228	5,322
	Umpqua Holdings Corp.	286,827	5,215
	FNB Corp.	419,926	5,140
*	United Bankshares Inc.	133,600	5,129
	Stifel Financial Corp.	93,563	5,093
	Bank OZK	152,900	5,015
	Associated Banc-Corp	215,266	5,011
	TCF Financial Corp.	216,504	4,958
	MB Financial Inc.	109,310	4,948
	Evercore Inc. Class A	52,576	4,842
	Hancock Whitney Corp.	110,615	4,832
	Valley National Bancorp	430,445	4,545
	Bank of Hawaii Corp.	54,229	4,459
	Chemical Financial Corp.	93,077	4,266
	Home BancShares Inc.	206,986	4,032
*	UMB Financial Corp.	58,358	4,016
*	Texas Capital Bancshares Inc.	65,387	3,991
*	Green Dot Corp. Class A	61,642	3,979
	Fulton Financial Corp.	228,992	3,934
	Cathay General Bancorp	100,397	3,899
	BancorpSouth Bank	118,184	3,852
	Federated Investors Inc. Class B	124,310	3,698
	Navient Corp.	299,490	3,660
	CNO Financial Group Inc.	213,998	3,644
	Legg Mason Inc.	111,388	3,258
	Washington Federal Inc.	106,062	3,254
	Trustmark Corp.	87,397	3,101
*,^	LendingTree Inc.	9,616	3,067
	International Bancshares Corp.	71,660	2,925
*	Genworth Financial Inc. Class A	651,895	2,523
	Mercury General Corp.	35,485	1,880
			369,492
Health Care (9.6%)
	STERIS plc	109,739	13,274
*	Molina Healthcare Inc.	80,980	10,902
	West Pharmaceutical Services Inc.	96,157	10,072
	Bio-Techne Corp.	49,009	9,503
	Hill-Rom Holdings Inc.	87,317	9,260
*	Charles River Laboratories International Inc.	62,410	8,873
*	Exelixis Inc.	387,926	8,686
*	Masimo Corp.	63,259	8,305
*	Catalent Inc.	188,527	8,148
*	PRA Health Sciences Inc.	75,879	8,118
	Encompass Health Corp.	128,325	8,102
*	United Therapeutics Corp.	56,494	7,135
*	Bio-Rad Laboratories Inc. Class A	26,102	7,071
	Chemed Corp.	20,751	6,837
*	Medidata Solutions Inc.	79,294	5,949
*	LivaNova plc	63,075	5,879
*	Haemonetics Corp.	66,957	5,817
*	HealthEquity Inc.	70,525	5,676
*	ICU Medical Inc.	21,494	5,282
*	Integra LifeSciences Holdings Corp.	91,821	5,058
*	Globus Medical Inc.	98,733	4,807
*	Amedisys Inc.	37,575	4,671
*	Covetrus Inc.	124,021	4,437
*	NuVasive Inc.	66,952	3,943
*	MEDNAX Inc.	116,330	3,828
	Cantel Medical Corp.	47,172	3,468
*,^	Ligand Pharmaceuticals Inc.	27,609	3,426
*	Syneos Health Inc.	79,176	3,307
*	Tenet Healthcare Corp.	108,383	3,098
*	Acadia Healthcare Co. Inc.	114,903	3,021
*	Avanos Medical Inc.	61,755	2,907
*	Mallinckrodt plc	108,753	2,715
*	Inogen Inc.	22,989	2,470
*	Allscripts Healthcare Solutions Inc.	227,938	2,444
	Patterson Cos. Inc.	106,654	2,405
*	Prestige Consumer Healthcare Inc.	66,633	1,950
			210,844
Industrials (15.0%)
	IDEX Corp.	99,593	14,351
	Old Dominion Freight Line Inc.	84,931	12,805
	Lennox International Inc.	47,063	11,542
*	Teledyne Technologies Inc.	46,864	11,062
	Graco Inc.	215,981	10,142
	Carlisle Cos. Inc.	77,263	9,510
	Toro Co.	136,424	9,356
	Nordson Corp.	67,906	9,219
	Donaldson Co. Inc.	165,870	8,557
	Hubbell Inc. Class B	70,930	8,373
	Oshkosh Corp.	93,181	7,250
	Lincoln Electric Holdings Inc.	83,541	7,220

6

S&P Mid-Cap 400 Index Fund

			Market
			Value•
		Shares	($000)
	Curtiss-Wright Corp.	56,807	7,004
	Woodward Inc.	72,061	6,942
	Acuity Brands Inc.	51,963	6,761
	ManpowerGroup Inc.	80,152	6,753
*	JetBlue Airways Corp.	395,091	6,598
	ITT Inc.	113,497	6,556
*	AECOM	202,490	6,269
	Insperity Inc.	49,313	6,227
*	Genesee & Wyoming Inc. Class A	75,622	6,201
	Watsco Inc.	41,598	5,986
	nVent Electric plc	212,524	5,840
	Landstar System Inc.	53,500	5,814
	AGCO Corp.	85,604	5,785
	Crane Co.	65,762	5,562
	Knight-Swift Transportation Holdings Inc.	162,718	5,472
	EMCOR Group Inc.	74,888	5,402
*	Kirby Corp.	70,142	5,206
	Brink’s Co.	65,517	5,171
	MSC Industrial Direct Co. Inc. Class A	59,104	4,989
*	Stericycle Inc.	110,618	4,931
	Regal Beloit Corp.	56,149	4,703
	MSA Safety Inc.	45,417	4,696
*	Clean Harbors Inc.	66,290	4,508
	Trinity Industries Inc.	190,089	4,450
*	ASGN Inc.	68,221	4,394
	Ryder System Inc.	69,053	4,292
*	Esterline Technologies Corp.	34,479	4,198
*	Resideo Technologies Inc.	159,881	4,109
	EnerSys	54,651	4,034
	Kennametal Inc.	106,771	4,024
	Valmont Industries Inc.	28,578	3,904
	Timken Co.	89,936	3,902
	GATX Corp.	48,939	3,891
	Healthcare Services Group Inc.	95,813	3,658
	KBR Inc.	183,267	3,621
*	MasTec Inc.	82,831	3,577
*	Avis Budget Group Inc.	83,913	3,006
	Granite Construction Inc.	61,132	2,846
	Terex Corp.	84,615	2,842
	Herman Miller Inc.	77,403	2,839
	Deluxe Corp.	60,288	2,805
	HNI Corp.	56,523	2,184
*	NOW Inc.	139,914	2,019
	Werner Enterprises Inc.	56,916	1,965
*	Dycom Industries Inc.	40,386	1,821
	Pitney Bowes Inc.	245,343	1,764
	Wabtec Corp.	164	12
			328,920
Information Technology (16.2%)
*	Zebra Technologies Corp.	69,841	14,004
*	Ultimate Software Group Inc.	40,594	13,457
*	Trimble Inc.	325,901	13,039
*	PTC Inc.	138,626	12,867
	Leidos Holdings Inc.	194,388	12,556
	Cognex Corp.	223,382	11,929
*	Tyler Technologies Inc.	50,423	10,326
*	WEX Inc.	55,936	9,960
	CDK Global Inc.	167,128	9,695
	Teradyne Inc.	232,485	9,492
*	Fair Isaac Corp.	37,590	9,316
*	Arrow Electronics Inc.	113,085	9,013
	Universal Display Corp.	54,927	8,197
*	Integrated Device Technology Inc.	167,303	8,086
	Sabre Corp.	357,185	8,012
*	Ciena Corp.	184,197	7,858
*	Teradata Corp.	153,320	7,416
	Cypress Semiconductor Corp.	469,151	7,239
*	Cree Inc.	132,921	7,232
	Versum Materials Inc.	141,886	6,952
	National Instruments Corp.	145,912	6,820
	Monolithic Power Systems Inc.	50,561	6,781
*	ARRIS International plc	211,914	6,713
	Littelfuse Inc.	32,596	6,294
	Avnet Inc.	144,127	6,268
	MAXIMUS Inc.	83,122	5,875
*	CACI International Inc. Class A	32,201	5,869
	MKS Instruments Inc.	70,260	5,822
*,^	ViaSat Inc.	72,840	5,503
	Jabil Inc.	187,200	5,317
	SYNNEX Corp.	53,954	5,294
	LogMeIn Inc.	66,333	5,270
	j2 Global Inc.	60,816	5,170
*	First Solar Inc.	98,221	5,162
*	Tech Data Corp.	48,477	4,955
	Science Applications International Corp.	65,886	4,922
	Blackbaud Inc.	63,115	4,875
*	ACI Worldwide Inc.	150,602	4,800
*	LiveRamp Holdings Inc.	88,490	4,756
*	Lumentum Holdings Inc.	95,585	4,755
*	Manhattan Associates Inc.	84,959	4,652
*	Silicon Laboratories Inc.	55,928	4,531
*	NCR Corp.	153,501	4,301
*	Coherent Inc.	31,707	4,220
	Perspecta Inc.	183,940	3,881
*	CoreLogic Inc.	104,729	3,840

7

S&P Mid-Cap 400 Index Fund

			Market
			Value•
		Shares	($000)
	Vishay Intertechnology Inc.	172,042	3,771
*	CommVault Systems Inc.	50,614	3,411
	Belden Inc.	52,580	3,249
*	Cirrus Logic Inc.	77,875	3,125
	InterDigital Inc.	44,032	3,070
*	NetScout Systems Inc.	90,288	2,471
	Plantronics Inc.	42,776	2,149
*	Synaptics Inc.	45,328	1,898
			356,436
Materials (6.7%)
	Steel Dynamics Inc.	297,553	11,105
	RPM International Inc.	172,215	9,966
	Chemours Co.	221,877	8,438
	AptarGroup Inc.	81,526	8,293
	Reliance Steel & Aluminum Co.	91,562	8,172
	Royal Gold Inc.	84,905	7,506
	Sonoco Products Co.	129,498	7,496
	Ashland Global Holdings Inc.	80,936	6,263
	Bemis Co. Inc.	117,958	6,240
	Olin Corp.	216,000	5,586
	United States Steel Corp.	230,704	5,170
	NewMarket Corp.	11,540	5,066
*	Allegheny Technologies Inc.	163,317	4,676
	Eagle Materials Inc.	60,911	4,656
	Louisiana-Pacific Corp.	183,331	4,633
	Valvoline Inc.	244,870	4,601
	Scotts Miracle-Gro Co.	51,082	4,183
	Domtar Corp.	81,911	4,170
	Owens-Illinois Inc.	206,270	4,109
	Cabot Corp.	78,090	3,661
	Sensient Technologies Corp.	54,990	3,558
	PolyOne Corp.	103,828	3,387
	Carpenter Technology Corp.	61,795	2,901
	Silgan Holdings Inc.	100,986	2,859
	Minerals Technologies Inc.	45,519	2,695
	Commercial Metals Co.	153,463	2,540
	Compass Minerals International Inc.	43,680	2,288
	Worthington Industries Inc.	51,852	2,038
	Greif Inc. Class A	33,437	1,344
			147,600

Real Estate (9.7%)
	Camden Property Trust	120,843	11,853
	National Retail Properties Inc.	206,523	10,760
	Jones Lang LaSalle Inc.	59,082	9,756
	Kilroy Realty Corp.	130,627	9,629
	Omega Healthcare Investors Inc.	260,375	9,347
	Liberty Property Trust	191,635	9,070
	Medical Properties Trust Inc.	473,388	8,630
	Lamar Advertising Co. Class A	110,330	8,558
	Douglas Emmett Inc.	209,097	8,071
	American Campus Communities Inc.	177,719	8,008
	EPR Properties	96,366	7,081
	CyrusOne Inc.	137,253	6,841
	Brixmor Property Group Inc.	388,187	6,778
	Highwoods Properties Inc.	133,943	6,203
	Life Storage Inc.	60,363	5,891
	Hospitality Properties Trust	213,988	5,793
	JBG SMITH Properties	141,652	5,707
	First Industrial Realty Trust Inc.	163,468	5,479
	Pebblebrook Hotel Trust	166,718	5,337
	Cousins Properties Inc.	547,509	5,212
	Healthcare Realty Trust Inc.	163,058	5,161
	Rayonier Inc.	168,546	4,967
	CoreSite Realty Corp.	47,674	4,875
	Weingarten Realty Investors	155,237	4,472
	Taubman Centers Inc.	79,355	4,236
	Sabra Health Care REIT Inc.	231,515	4,195
	Senior Housing Properties Trust	309,043	4,002
	Corporate Office Properties Trust	141,700	3,683
	GEO Group Inc.	158,544	3,602
	CoreCivic Inc.	154,472	3,272
	PotlatchDeltic Corp.	87,958	3,166
	Urban Edge Properties	149,043	2,894
	Tanger Factory Outlet Centers Inc.	122,384	2,642
	Mack-Cali Realty Corp.	116,468	2,447
	Uniti Group Inc.	232,430	2,241
	Realogy Holdings Corp.	153,853	2,092
*	Alexander & Baldwin Inc.	87,410	2,004
			213,955
Utilities (4.5%)
	UGI Corp.	225,623	12,387
	OGE Energy Corp.	259,262	11,024
	Aqua America Inc.	230,881	8,298
	MDU Resources Group Inc.	254,056	6,712

8

S&P Mid-Cap 400 Index Fund

			Market
			Value•
		Shares	($000)
	National Fuel Gas Co.	109,786	6,608
	IDACORP Inc.	65,320	6,428
	ONE Gas Inc.	68,106	5,888
	Southwest Gas Holdings Inc.	69,077	5,660
	New Jersey Resources Corp.	115,406	5,585
	ALLETE Inc.	66,968	5,428
	Hawaiian Electric Industries Inc.	141,715	5,425
	Spire Inc.	65,631	5,206
	Black Hills Corp.	70,309	4,990
	PNM Resources Inc.	103,455	4,519
	NorthWestern Corp.	65,434	4,485
			98,643
	Total Common Stocks (Cost $2,045,780)		2,189,424
	Temporary Cash Investments (0.7%)[1]
	Money Market Fund (0.6%)
2,3	Vanguard Market Liquidity Fund, 2.563%	139,856	13,987

		Face
		Amount
		($000)
	U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill, 2.423%, 4/11/19	500	499
	United States Treasury Bill, 2.398%, 5/23/19	500	497
4	United States Treasury Bill, 2.501%, 5/30/19	100	99
			1,095
	Total Temporary Cash Investments (Cost $15,081)		15,082
	Total Investments (100.3%) (Cost $2,060,861)		2,204,506

			Amount
			($000)
	Other Assets and Liabilities (-0.3%)
	Other Assets
	Investment in Vanguard		110
	Receivables for Accrued Income		2,303
	Receivables for Capital Shares Issued		283
	Total Other Assets		2,696
	Liabilities
	Payables for Investment Securities Purchased		(18)
	Collateral for Securities on Loan		(9,601)
	Payables for Capital Shares Redeemed		(206)
	Payables to Vanguard		(337)
	Variation Margin Payable—Futures Contracts		(32)
	Other Liabilities		(4)
	Total Liabilities		(10,198)
	Net Assets (100%)		2,197,004

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	2,104,263
Total Distributable Earnings (Loss)	92,741
Net Assets	2,197,004

ETF Shares—Net Assets
Applicable to 7,225,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	930,976
Net Asset Value Per Share—ETF Shares	$128.85

9

S&P Mid-Cap 400 Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 4,926,104 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,266,028
Net Asset Value Per Share—Institutional Shares	$257.00

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,359,000.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $9,601,000 of collateral received for securities on loan.

4   Securities with a value of $598,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2019	39	7,452	409

See accompanying Notes, which are an integral part of the Financial Statements.

10

S&P Mid-Cap 400 Index Fund

Statement of Operations

Six Months Ended February 28, 2019
($000)
Investment Income
Income
Dividends	14,729
Interest[1]	94
Securities Lending—Net	20
Total Income	14,843
Expenses
The Vanguard Group—Note B
Investment Advisory Services	295
Management and Administrative—ETF Shares	492
Management and Administrative—Institutional Shares	276
Marketing and Distribution—ETF Shares	26
Marketing and Distribution—Institutional Shares	21
Custodian Fees	11
Shareholders’ Reports—ETF Shares	18
Shareholders’ Reports—Institutional Shares	7
Trustees’ Fees and Expenses	—
Total Expenses	1,146
Net Investment Income	13,697
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	97,380
Futures Contracts	(323)
Realized Net Gain (Loss)	97,057
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(240,441)
Futures Contracts	286
Change in Unrealized Appreciation (Depreciation)	(240,155)
Net Increase (Decrease) in Net Assets Resulting from Operations	(129,401)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $88,000, $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $117,617,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

11

S&P Mid-Cap 400 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,697	30,239
Realized Net Gain (Loss)	97,057	105,087
Change in Unrealized Appreciation (Depreciation)	(240,155)	244,311
Net Increase (Decrease) in Net Assets Resulting from Operations	(129,401)	379,637
Distributions
Net Investment Income
ETF Shares	(7,523)	(11,281)
Institutional Shares	(10,577)	(17,636)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(18,100)	(28,917)
Capital Share Transactions
ETF Shares	23,625	106,083
Institutional Shares	(71,950)	90,717
Net Increase (Decrease) from Capital Share Transactions	(48,325)	196,800
Total Increase (Decrease)	(195,826)	547,520
Net Assets
Beginning of Period	2,392,830	1,845,310
End of Period	2,197,004	2,392,830

See accompanying Notes, which are an integral part of the Financial Statements.

12

S&P Mid-Cap 400 Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	February 28,			Year Ended August 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$138.01	$116.74	$105.51	$95.87	$97.19	$79.72
Investment Operations
Net Investment Income	.791[1]	1.778[1]	1.510[1]	1.393	1.330	1.016
Net Realized and Unrealized Gain (Loss) on Investments	(8.889)	21.199	11.294	10.091	(1.425)	17.285
Total from Investment Operations	(8.098)	22.977	12.804	11.484	(.095)	18.301
Distributions
Dividends from Net Investment Income	(1.062)	(1.707)	(1.574)	(1.844)	(1.225)	(.831)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.062)	(1.707)	(1.574)	(1.844)	(1.225)	(.831)
Net Asset Value, End of Period	$128.85	$138.01	$116.74	$105.51	$95.87	$97.19

Total Return	-5.85%	19.82%	12.22%	12.19%	-0.12%	23.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$931	$973	$727	$485	$379	$345
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.38%	1.38%	1.34%	1.56%	1.45%	1.28%
Portfolio Turnover Rate[2]	12%	12%	13%	11%	12%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

13

S&P Mid-Cap 400 Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	February 28,			Year Ended August 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$275.26	$232.82	$210.40	$191.51	$194.13	$159.20
Investment Operations
Net Investment Income	1.654[1]	3.711[1]	3.176[1]	3.171	2.794	2.135
Net Realized and Unrealized Gain (Loss) on Investments	(17.715)	42.301	22.516	19.869	(2.844)	34.537
Total from Investment Operations	(16.061)	46.012	25.692	23.040	(.050)	36.672
Distributions
Dividends from Net Investment Income	(2.199)	(3.572)	(3.272)	(4.150)	(2.570)	(1.742)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.199)	(3.572)	(3.272)	(4.150)	(2.570)	(1.742)
Net Asset Value, End of Period	$257.00	$275.26	$232.82	$210.40	$191.51	$194.13

Total Return	-5.83%	19.92%	12.31%	12.26%	-0.04%	23.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,266	$1,420	$1,119	$848	$665	$523
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.45%	1.45%	1.41%	1.63%	1.52%	1.35%
Portfolio Turnover Rate[2]	12%	12%	13%	11%	12%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

S&P Mid-Cap 400 Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

15

S&P Mid-Cap 400 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income

16

S&P Mid-Cap 400 Index Fund

over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $110,000, representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,189,424	—	—
Temporary Cash Investments	13,987	1,095	—
Futures Contracts—Liabilities[1]	(32)	—	—
Total	2,203,379	1,095	—

1   Represents variation margin on the last day of the reporting period.

17

S&P Mid-Cap 400 Index Fund

D.      As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,060,861
Gross Unrealized Appreciation	324,053
Gross Unrealized Depreciation	(180,408)
Net Unrealized Appreciation (Depreciation)	143,645

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $32,619,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.      During the six months ended February 28, 2019, the fund purchased $424,059,000 of investment securities and sold $476,258,000 of investment securities, other than temporary cash investments. Purchases and sales include $195,022,000 and $348,794,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.       Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	396,208	3,050	403,161	3,125
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(372,583)	(2,875)	(297,078)	(2,300)
Net Increase (Decrease)—ETF Shares	23,625	175	106,083	825
Institutional Shares
Issued	112,607	468	252,609	985
Issued in Lieu of Cash Distributions	10,241	40	17,178	68
Redeemed	(194,798)	(740)	(179,070)	(699)
Net Increase (Decrease)—Institutional Shares	(71,950)	(232)	90,717	354

G.     Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

18

S&P Mid-Cap 400 Value Index Fund

Sector Diversification

As of February 28, 2019

Communication Services	1.8%
Consumer Discretionary	12.1
Consumer Staples	3.5
Energy	4.3
Financials	24.0
Health Care	4.0
Industrials	16.6
Information Technology	11.2
Materials	8.9
Real Estate	8.9
Utilities	4.7

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

19

S&P Mid-Cap 400 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Communication Services (1.8%)
	Telephone & Data Systems Inc.	101,694	3,259
	TEGNA Inc.	235,570	3,102
	Meredith Corp.	43,633	2,499
	Cinemark Holdings Inc.	63,965	2,407
	Cable One Inc.	2,062	1,957
*	AMC Networks Inc. Class A	25,129	1,651
	John Wiley & Sons Inc. Class A	17,818	925
*	Cars.com Inc.	35,202	829
*	Frontier Communications Corp.	2	—
			16,629
Consumer Discretionary (12.1%)
*	Caesars Entertainment Corp.	637,519	5,495
	Polaris Industries Inc.	63,540	5,416
	Toll Brothers Inc.	148,338	5,281
	Goodyear Tire & Rubber Co.	254,600	5,036
	Brunswick Corp.	94,902	5,005
*	Skechers U.S.A. Inc. Class A	146,484	4,926
	Marriott Vacations Worldwide Corp.	44,779	4,359
*	NVR Inc.	1,487	3,896
	American Eagle Outfitters Inc.	184,346	3,761
	Thor Industries Inc.	54,890	3,544
	Graham Holdings Co. Class B	4,744	3,244
	Dick’s Sporting Goods Inc.	80,699	3,152
	Dana Inc.	158,283	3,126
*	Visteon Corp.	31,633	2,710
	Dunkin’ Brands Group Inc.	37,038	2,646
	Boyd Gaming Corp.	88,410	2,631
*	Murphy USA Inc.	32,795	2,550
	Bed Bath & Beyond Inc.	151,058	2,527
	Williams-Sonoma Inc.	42,095	2,448
	Carter’s Inc.	24,581	2,395
	Six Flags Entertainment Corp.	41,611	2,318
*	AutoNation Inc.	62,962	2,220
	KB Home	94,328	2,152
	Delphi Technologies plc	96,832	2,112
*	TRI Pointe Group Inc.	155,609	1,961
*	Cracker Barrel Old Country Store Inc.	11,828	1,916
	Aaron’s Inc.	35,270	1,915
	Adient plc	95,043	1,848
	Wyndham Destinations Inc.	37,324	1,681
	Texas Roadhouse Inc. Class A	25,477	1,613
	Signet Jewelers Ltd.	56,810	1,597
	Dillard’s Inc. Class A	20,217	1,588
	Gentex Corp.	77,385	1,574
	Big Lots Inc.	44,143	1,392
*	Michaels Cos. Inc.	98,355	1,391
*	Tempur Sealy International Inc.	22,037	1,283
*	Penn National Gaming Inc.	49,717	1,235
	Cheesecake Factory Inc.	22,811	1,079
	Tupperware Brands Corp.	35,081	1,056
*	Sally Beauty Holdings Inc.	48,649	879
	Jack in the Box Inc.	10,421	839
*	Sotheby’s	19,089	837
	International Speedway Corp. Class A	13,899	601
	Papa John’s International Inc.	12,003	525
			109,760
Consumer Staples (3.5%)
	Ingredion Inc.	72,850	6,735
	Casey’s General Stores Inc.	40,044	5,395
*	TreeHouse Foods Inc.	61,257	3,711
	Nu Skin Enterprises Inc. Class A	60,773	3,653

20

S&P Mid-Cap 400 Value Index Fund

			Market
			Value•
		Shares	($000)
*	Sprouts Farmers Market Inc.	139,601	3,255
	Sanderson Farms Inc.	21,988	2,533
	Flowers Foods Inc.	100,336	2,054
*	Hain Celestial Group Inc.	97,935	1,926
	Energizer Holdings Inc.	34,082	1,564
*	Edgewell Personal Care Co.	30,153	1,338
			32,164
Energy (4.3%)
*	WPX Energy Inc.	432,240	5,334
	EQT Corp.	278,361	5,044
	Patterson-UTI Energy Inc.	237,878	3,154
*	Transocean Ltd.	298,937	2,442
	Range Resources Corp.	226,596	2,425
	PBF Energy Inc. Class A	70,825	2,201
	World Fuel Services Corp.	73,545	2,036
	SM Energy Co.	112,884	1,844
*	Apergy Corp.	41,455	1,740
*	Chesapeake Energy Corp.	582,468	1,724
	McDermott International Inc.	197,611	1,676
*	Oceaneering International Inc.	107,808	1,666
*	Oasis Petroleum Inc.	292,721	1,636
*	Rowan Cos. plc Class A	139,039	1,573
*	Southwestern Energy Co.	343,453	1,453
^	Core Laboratories NV	21,279	1,379
*	Matador Resources Co.	40,810	759
*	Diamond Offshore Drilling Inc.	70,696	675
			38,761
Financials (24.0%)
	Alleghany Corp.	16,231	10,436
	Reinsurance Group of America Inc. Class A	68,683	9,924
	WR Berkley Corp.	105,523	8,828
	American Financial Group Inc.	77,141	7,688
	Cullen/Frost Bankers Inc.	69,996	7,257
	Synovus Financial Corp.	181,470	7,201
	New York Community Bancorp Inc.	536,566	6,712
	Old Republic International Corp.	311,241	6,492
	RenaissanceRe Holdings Ltd.	44,053	6,478
	First American Financial Corp.	122,310	6,212
	Webster Financial Corp.	100,950	5,797
	First Horizon National Corp.	354,657	5,543
	PacWest Bancorp	133,329	5,469
	Prosperity Bancshares Inc.	72,634	5,408
	Pinnacle Financial Partners Inc.	80,164	4,705
	Wintrust Financial Corp.	61,758	4,550
	Janus Henderson Group plc	182,569	4,473
	Umpqua Holdings Corp.	241,124	4,384
*	United Bankshares Inc.	112,984	4,337
	East West Bancorp Inc.	79,374	4,335
	Stifel Financial Corp.	78,801	4,289
	Associated Banc-Corp	181,515	4,226
	Bank OZK	128,221	4,206
	TCF Financial Corp.	182,595	4,181
	Hancock Whitney Corp.	93,243	4,073
	Valley National Bancorp	362,965	3,833
	Chemical Financial Corp.	78,226	3,585
	SEI Investments Co.	64,336	3,394
*	Texas Capital Bancshares Inc.	54,951	3,354
	Fulton Financial Corp.	192,838	3,313
	Cathay General Bancorp	84,408	3,278
	Hanover Insurance Group Inc.	26,861	3,189
	Signature Bank	23,372	3,173
	Kemper Corp.	37,953	3,154
	Navient Corp.	251,258	3,070
	CNO Financial Group Inc.	180,176	3,068
	Legg Mason Inc.	93,603	2,738
	Washington Federal Inc.	89,199	2,737
	Trustmark Corp.	73,483	2,607
	Sterling Bancorp	122,929	2,499
	Commerce Bancshares Inc.	39,138	2,463
	International Bancshares Corp.	60,169	2,456
	FNB Corp.	191,962	2,350
	Evercore Inc. Class A	24,358	2,243
	Eaton Vance Corp.	49,742	2,082
	MB Financial Inc.	44,278	2,004
	Bank of Hawaii Corp.	24,239	1,993
	Home BancShares Inc.	95,907	1,868
	BancorpSouth Bank	51,706	1,685
	Federated Investors Inc. Class B	54,314	1,616
	Interactive Brokers Group Inc.	26,296	1,452
*	Genworth Financial Inc. Class A	301,336	1,166
	Mercury General Corp.	16,019	849
			218,423
Health Care (4.0%)
*	United Therapeutics Corp.	47,687	6,022
*	Exelixis Inc.	160,296	3,589
*	Charles River Laboratories International Inc.	23,150	3,291
*	MEDNAX Inc.	97,836	3,220

21

S&P Mid-Cap 400 Value Index Fund

			Market
			Value•
		Shares	($000)
*	Catalent Inc.	68,394	2,956
*	Acadia Healthcare Co. Inc.	96,570	2,539
*	Covetrus Inc.	57,490	2,057
*	Allscripts Healthcare Solutions Inc.	191,156	2,049
	Patterson Cos. Inc.	90,395	2,038
*	Medidata Solutions Inc.	26,778	2,009
*	Prestige Consumer Healthcare Inc.	56,613	1,657
	Cantel Medical Corp.	21,045	1,547
*	Tenet Healthcare Corp.	49,964	1,428
*	Syneos Health Inc.	27,982	1,169
*	Inogen Inc.	8,497	913
			36,484
Industrials (16.6%)
	Oshkosh Corp.	78,668	6,121
	Acuity Brands Inc.	43,863	5,707
	ManpowerGroup Inc.	67,653	5,700
*	JetBlue Airways Corp.	333,471	5,569
*	AECOM	171,059	5,296
	Watsco Inc.	35,137	5,056
	nVent Electric plc	178,638	4,909
	AGCO Corp.	71,948	4,862
*	Teledyne Technologies Inc.	20,129	4,751
	Knight-Swift Transportation Holdings Inc.	137,506	4,624
	EMCOR Group Inc.	62,963	4,542
	Nordson Corp.	32,635	4,431
*	Stericycle Inc.	93,177	4,154
	Trinity Industries Inc.	160,071	3,747
	Ryder System Inc.	58,090	3,611
	Old Dominion Freight Line Inc.	23,613	3,560
	Graco Inc.	74,636	3,505
*	Resideo Technologies Inc.	134,540	3,458
	Valmont Industries Inc.	24,164	3,301
	Timken Co.	75,694	3,284
	Toro Co.	44,865	3,077
*	MasTec Inc.	69,733	3,011
	Carlisle Cos. Inc.	23,447	2,886
	Lincoln Electric Holdings Inc.	33,136	2,864
	Hubbell Inc. Class B	23,345	2,756
*	Genesee & Wyoming Inc. Class A	31,935	2,619
*	Avis Budget Group Inc.	71,095	2,547
	Donaldson Co. Inc.	48,964	2,526
*	Kirby Corp.	32,423	2,406
	Granite Construction Inc.	51,314	2,389
	Terex Corp.	70,975	2,384
	Herman Miller Inc.	64,915	2,381
	Deluxe Corp.	50,673	2,358
	Brink’s Co.	26,027	2,054
	MSC Industrial Direct Co. Inc. Class A	23,341	1,970
	Crane Co.	22,665	1,917
	Regal Beloit Corp.	22,654	1,897
	HNI Corp.	47,934	1,852
	GATX Corp.	23,035	1,831
	Landstar System Inc.	16,186	1,759
	Werner Enterprises Inc.	48,291	1,667
	KBR Inc.	81,707	1,615
*	Clean Harbors Inc.	23,417	1,592
*	Dycom Industries Inc.	34,251	1,544
*	Esterline Technologies Corp.	12,196	1,485
	Pitney Bowes Inc.	205,326	1,476
	Healthcare Services Group Inc.	36,332	1,387
	EnerSys	15,218	1,123
*	NOW Inc.	65,249	942
	Arcosa Inc.	1	—
			150,503
Information Technology (11.2%)
*	Arrow Electronics Inc.	95,367	7,601
*	ARRIS International plc	178,782	5,664
	Avnet Inc.	121,681	5,292
	Cognex Corp.	96,090	5,131
*	CACI International Inc. Class A	27,184	4,955
	MKS Instruments Inc.	59,068	4,895
	CDK Global Inc.	83,113	4,821
	Jabil Inc.	157,287	4,467
	SYNNEX Corp.	45,341	4,449
	LogMeIn Inc.	55,977	4,447
*	First Solar Inc.	82,567	4,339
*	Tech Data Corp.	40,831	4,174
	Science Applications International Corp.	55,682	4,159
*	NCR Corp.	129,330	3,624
*	Coherent Inc.	26,676	3,550
	Perspecta Inc.	154,753	3,265
	Vishay Intertechnology Inc.	144,557	3,169
	Teradyne Inc.	74,523	3,043
	Belden Inc.	44,102	2,725
*	Cirrus Logic Inc.	65,475	2,627
	Universal Display Corp.	15,770	2,354
*	ViaSat Inc.	30,671	2,317
*	NetScout Systems Inc.	76,521	2,094
*	Lumentum Holdings Inc.	38,685	1,925
	Versum Materials Inc.	36,977	1,812
	Blackbaud Inc.	20,196	1,560
*	Manhattan Associates Inc.	22,162	1,213
	InterDigital Inc.	15,171	1,058
	Plantronics Inc.	15,197	763
*	Synaptics Inc.	16,670	698
			102,191

22

S&P Mid-Cap 400 Value Index Fund

			Market
			Value•
		Shares	($000)
Materials (8.8%)
	Steel Dynamics Inc.	251,147	9,373
	Reliance Steel & Aluminum Co.	77,044	6,876
	Sonoco Products Co.	109,181	6,321
	Ashland Global Holdings Inc.	68,354	5,289
	Olin Corp.	182,554	4,721
	United States Steel Corp.	193,971	4,347
	Domtar Corp.	68,819	3,504
	Owens-Illinois Inc.	173,654	3,459
	AptarGroup Inc.	30,913	3,145
	PolyOne Corp.	87,332	2,849
	Bemis Co. Inc.	50,763	2,685
	Carpenter Technology Corp.	51,830	2,433
	Silgan Holdings Inc.	84,711	2,398
	Minerals Technologies Inc.	38,585	2,284
	Royal Gold Inc.	25,795	2,281
	Valvoline Inc.	119,392	2,243
	Louisiana-Pacific Corp.	88,051	2,225
	Commercial Metals Co.	128,712	2,130
	Compass Minerals International Inc.	37,039	1,940
	Eagle Materials Inc.	25,148	1,922
	Worthington Industries Inc.	44,013	1,730
	Sensient Technologies Corp.	24,506	1,586
	NewMarket Corp.	3,307	1,452
	Cabot Corp.	28,909	1,355
	Scotts Miracle-Gro Co.	15,473	1,267
	Greif Inc. Class A	15,618	628
			80,443
Real Estate (8.9%)
	Jones Lang LaSalle Inc.	49,855	8,232
	Kilroy Realty Corp.	110,219	8,124
	Hospitality Properties Trust	179,913	4,870
	Camden Property Trust	41,758	4,096
	Sabra Health Care REIT Inc.	195,084	3,535
	Liberty Property Trust	72,755	3,444
	Senior Housing Properties Trust	260,163	3,369
	Douglas Emmett Inc.	84,749	3,271
	Corporate Office Properties Trust	119,102	3,095
	Lamar Advertising Co. Class A	38,166	2,961
	Brixmor Property Group Inc.	167,319	2,921
	Highwoods Properties Inc.	58,867	2,726
	PotlatchDeltic Corp.	73,952	2,662
	Pebblebrook Hotel Trust	74,255	2,377
	Cousins Properties Inc.	234,554	2,233
	EPR Properties	27,632	2,030
	Healthcare Realty Trust Inc.	56,158	1,777
	Realogy Holdings Corp.	129,302	1,759
	GEO Group Inc.	77,296	1,756
	Rayonier Inc.	58,082	1,712
*	Alexander & Baldwin Inc.	74,086	1,699
	CoreSite Realty Corp.	16,009	1,637
	First Industrial Realty Trust Inc.	48,336	1,620
	Weingarten Realty Investors	53,534	1,542
	Taubman Centers Inc.	27,397	1,462
	JBG SMITH Properties	35,697	1,438
	CoreCivic Inc.	67,540	1,431
	Tanger Factory Outlet Centers Inc.	59,598	1,287
	Urban Edge Properties	62,548	1,215
	Mack-Cali Realty Corp.	34,600	727
			81,008
Utilities (4.7%)
	MDU Resources Group Inc.	214,468	5,666
	Southwest Gas Holdings Inc.	57,988	4,752
	New Jersey Resources Corp.	96,837	4,687
	ALLETE Inc.	56,262	4,560
	OGE Energy Corp.	96,107	4,087
	PNM Resources Inc.	87,141	3,806
	Aqua America Inc.	105,103	3,777
	Spire Inc.	31,048	2,463
	ONE Gas Inc.	27,577	2,384
	IDACORP Inc.	23,701	2,332
	Hawaiian Electric Industries Inc.	60,706	2,324
	NorthWestern Corp.	23,112	1,584
			42,422
Total Common Stocks (Cost $855,090)			908,788
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
2,3	Vanguard Market Liquidity Fund, 2.563%	6,199	620

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill, 2.479%, 5/9/19	200	199
Total Temporary Cash Investments (Cost $819)			819
Total Investments (100.0%) (Cost $855,909)			909,607

23

S&P Mid-Cap 400 Value Index Fund

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	48
Receivables for Accrued Income	1,203
Receivables for Capital Shares Issued	8
Total Other Assets	1,259
Liabilities
Payables for Investment Securities Purchased	(4)
Collateral for Securities on Loan	(616)
Payables for Capital Shares Redeemed	(41)
Payables to Vanguard	(154)
Variation Margin Payable—Futures Contracts	(2)
Other Liabilities	(877)
Total Liabilities	(1,694)
Net Assets (100%)	909,172

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	941,367
Total Distributable Earnings (Loss)	(32,195)
Net Assets	909,172
ETF Shares—Net Assets
Applicable to 5,850,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	714,089
Net Asset Value Per Share—ETF Shares	$122.07

Institutional Shares—Net Assets
Applicable to 797,245 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	195,083
Net Asset Value Per Share—Institutional Shares	$244.70

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $596,000.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $616,000 of collateral received for securities on loan.

4   Securities with a value of $189,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2019	3	573	21

See accompanying Notes, which are an integral part of the Financial Statements.

24

S&P Mid-Cap 400 Value Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	7,608
Interest[1]	23
Securities Lending—Net	12
Total Income	7,643
Expenses
The Vanguard Group—Note B
Investment Advisory Services	122
Management and Administrative—ETF Shares	547
Management and Administrative—Institutional Shares	53
Marketing and Distribution—ETF Shares	17
Marketing and Distribution—Institutional Shares	4
Custodian Fees	20
Shareholders’ Reports—ETF Shares	10
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	773
Expenses Paid Indirectly	(5)
Net Expenses	768
Net Investment Income	6,875
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(779)
Futures Contracts	(113)
Realized Net Gain (Loss)	(892)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(49,768)
Futures Contracts	(19)
Change in Unrealized Appreciation (Depreciation)	(49,787)
Net Increase (Decrease) in Net Assets Resulting from Operations	(43,804)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $21,000, $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $40,983,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

25

S&P Mid-Cap 400 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,875	14,932
Realized Net Gain (Loss)	(892)	56,396
Change in Unrealized Appreciation (Depreciation)	(49,787)	66,902
Net Increase (Decrease) in Net Assets Resulting from Operations	(43,804)	138,230
Distributions
Net Investment Income
ETF Shares	(11,232)	(10,667)
Institutional Shares	(3,982)	(2,513)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(15,214)	(13,180)
Capital Share Transactions
ETF Shares	26,564	5,142
Institutional Shares	(28,645)	48,891
Net Increase (Decrease) from Capital Share Transactions	(2,081)	54,033
Total Increase (Decrease)	(61,099)	179,083
Net Assets
Beginning of Period	970,271	791,188
End of Period	909,172	970,271

See accompanying Notes, which are an integral part of the Financial Statements.

26

S&P Mid-Cap 400 Value Index Fund

Financial Highlights

ETF Shares

	Six Months	Year Ended August 31,
	Ended
For a Share Outstanding Throughout Each Period	February 28,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$130.06	$112.31	$101.70	$91.40	$96.78	$77.93
Investment Operations
Net Investment Income	.873 [1]	2.090 [1]	1.767 [1]	1.891 [1]	1.600	1.500 [1]
Net Realized and Unrealized Gain (Loss) on Investments	(6.901)	17.548	10.344	9.880	(5.563)	18.094
Total from Investment Operations	(6.028)	19.638	12.111	11.771	(3.963)	19.594
Distributions
Dividends from Net Investment Income	(1.962)	(1.888)	(1.501)	(1.471)	(1.417)	(.744)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.962)	(1.888)	(1.501)	(1.471)	(1.417)	(.744)
Net Asset Value, End of Period	$122.07	$130.06	$112.31	$101.70	$91.40	$96.78

Total Return	-4.49%	17.60%	11.91%	13.13%	-4.17%	25.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$714	$735	$632	$460	$103	$87
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.72%	1.61%	1.97%	1.75%	1.66%
Portfolio Turnover Rate[2]	58%	36%	39%	26%	47%	35%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

S&P Mid-Cap 400 Value Index Fund

Financial Highlights

Institutional Shares

	Six Months	Year Ended August 31,
	Ended
For a Share Outstanding	February 28,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$260.90	$225.05	$203.65	$182.92	$193.66	$155.83
Investment Operations
Net Investment Income	1.962 [1]	4.454 [1]	3.866 [1]	3.774 [1]	3.420	3.191 [1]
Net Realized and Unrealized Gain (Loss) on Investments	(13.930)	35.198	20.656	20.020	(11.127)	36.207
Total from Investment Operations	(11.968)	39.652	24.522	23.794	(7.707)	39.398
Distributions
Dividends from Net Investment Income	(4.232)	(3.802)	(3.122)	(3.064)	(3.033)	(1.568)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(4.232)	(3.802)	(3.122)	(3.064)	(3.033)	(1.568)
Net Asset Value, End of Period	$244.70	$260.90	$225.05	$203.65	$182.92	$193.66

Total Return	-4.45%	17.75%	12.05%	13.25%	-4.05%	25.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$195	$235	$159	$147	$143	$137
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.75%	1.84%	1.73%	2.09%	1.87%	1.78%
Portfolio Turnover Rate[2]	58%	36%	39%	26%	47%	35%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

28

S&P Mid-Cap 400 Value Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

29

S&P Mid-Cap 400 Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

30

S&P Mid-Cap 400 Value Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $48,000, representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.      The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2019, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of 0.00% of average net assets).

D.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

31

S&P Mid-Cap 400 Value Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	908,788	—	—
Temporary Cash Investments	620	199	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	909,406	199	—

1   Represents variation margin on the last day of the reporting period.

E.      As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	855,909
Gross Unrealized Appreciation	107,947
Gross Unrealized Depreciation	(54,249)
Net Unrealized Appreciation (Depreciation)	53,698

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $44,742,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.       During the six months ended February 28, 2019, the fund purchased $450,878,000 of investment securities and sold $412,644,000 of investment securities, other than temporary cash investments. Purchases and sales include $130,917,000 and $118,934,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2019, such purchases and sales were $242,491,000 and $179,502,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

32

S&P Mid-Cap 400 Value Index Fund

G.     Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	216,011	1,900	242,257	1,975
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(189,447)	(1,700)	(237,115)	(1,950)
Net Increase (Decrease)—ETF Shares	26,564	200	5,142	25
Institutional Shares
Issued	48,362	216	72,997	295
Issued in Lieu of Cash Distributions	2,478	11	1,572	6
Redeemed	(79,485)	(332)	(25,678)	(107)
Net Increase (Decrease)—Institutional Shares	(28,645)	(105)	48,891	194

H.      Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

33

S&P Mid-Cap 400 Growth Index Fund

Sector Diversification

As of February 28, 2019

Communication Services	3.2%
Consumer Discretionary	12.3
Consumer Staples	2.1
Energy	3.1
Financials	9.9
Health Care	15.1
Industrials	13.5
Information Technology	21.2
Materials	4.7
Real Estate	10.6
Utilities	4.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

34

S&P Mid-Cap 400 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Communication Services (3.2%)
*	Live Nation Entertainment Inc.	149,604	8,462
	New York Times Co. Class A	152,716	5,017
	World Wrestling Entertainment Inc. Class A	46,959	3,930
	Cable One Inc.	3,330	3,160
*	Yelp Inc. Class A	82,685	3,081
	Cinemark Holdings Inc.	51,794	1,949
	John Wiley & Sons Inc. Class A	31,350	1,627
*	AMC Networks Inc. Class A	23,912	1,571
*	Cars.com Inc.	33,469	788
			29,585
Consumer Discretionary (12.3%)
	Domino’s Pizza Inc.	44,992	11,290
	Service Corp. International	195,772	8,093
*	Five Below Inc.	60,312	7,258
	Pool Corp.	43,562	6,950
*	NVR Inc.	2,205	5,777
	Wyndham Hotels & Resorts Inc.	107,305	5,641
*	Ollie’s Bargain Outlet Holdings Inc.	55,760	4,919
*	Deckers Outdoor Corp.	31,495	4,660
	Gentex Corp.	206,965	4,210
	Dunkin’ Brands Group Inc.	52,731	3,768
	Churchill Downs Inc.	38,764	3,636
	Wendy’s Co.	202,442	3,508
*	Eldorado Resorts Inc.	70,320	3,390
*	Helen of Troy Ltd.	28,549	3,201
	Wyndham Destinations Inc.	68,552	3,087
*	Adtalem Global Education Inc.	63,587	3,065
	Texas Roadhouse Inc. Class A	46,792	2,962
	Williams-Sonoma Inc.	45,098	2,623
*	Urban Outfitters Inc.	81,552	2,516
	Carter’s Inc.	25,288	2,464
*	Cracker Barrel Old Country Store Inc.	14,301	2,317
	Aaron’s Inc.	39,338	2,136
	Six Flags Entertainment Corp.	36,484	2,032
	Brinker International Inc.	41,755	1,911
*	Scientific Games Corp.	59,525	1,730
*	Penn National Gaming Inc.	67,881	1,687
*	Tempur Sealy International Inc.	27,727	1,614
*	Sally Beauty Holdings Inc.	81,918	1,480
	Jack in the Box Inc.	17,553	1,414
	Cheesecake Factory Inc.	22,574	1,068
*	Weight Watchers International Inc.	41,961	849
*	Sotheby’s	16,773	736
	International Speedway Corp. Class A	12,727	550
	Papa John’s International Inc.	12,367	541
	Tupperware Brands Corp.	17,852	537
			113,620
Consumer Staples (2.1%)
*	Post Holdings Inc.	72,127	7,348
	Lancaster Colony Corp.	21,111	3,310
*	Boston Beer Co. Inc. Class A	9,305	2,908
	Flowers Foods Inc.	99,271	2,032
	Energizer Holdings Inc.	35,069	1,609
*	Edgewell Personal Care Co.	28,653	1,271
	Tootsie Roll Industries Inc.	20,075	747
			19,225

35

S&P Mid-Cap 400 Growth Index Fund

			Market
			Value•
		Shares	($000)
Energy (3.1%)
	Murphy Oil Corp.	175,967	5,085
	Equitrans Midstream Corp.	220,045	3,882
*	CNX Resources Corp.	220,315	2,335
*	Transocean Ltd.	251,589	2,055
*	QEP Resources Inc.	256,183	1,988
	Ensco plc Class A	472,650	1,938
*	Callon Petroleum Co.	246,264	1,884
	PBF Energy Inc. Class A	59,659	1,854
*	Apergy Corp.	42,630	1,790
^	Core Laboratories NV	26,745	1,733
*,^	Chesapeake Energy Corp.	553,375	1,638
*	Matador Resources Co.	71,723	1,334
*	Southwestern Energy Co.	289,406	1,224
			28,740
Financials (9.9%)
	MarketAxess Holdings Inc.	40,673	9,919
	FactSet Research Systems Inc.	41,169	9,682
	Brown & Brown Inc.	253,731	7,515
	Primerica Inc.	46,452	5,808
*	SLM Corp.	451,146	4,985
	Signature Bank	34,664	4,706
	Commerce Bancshares Inc.	68,888	4,335
	East West Bancorp Inc.	78,534	4,289
	SEI Investments Co.	77,878	4,108
*	UMB Financial Corp.	48,682	3,350
*	Green Dot Corp. Class A	51,473	3,323
	Eaton Vance Corp.	77,065	3,225
	Interactive Brokers Group Inc.	55,268	3,052
*,^	LendingTree Inc.	8,050	2,568
	Sterling Bancorp	121,639	2,473
	Kemper Corp.	28,312	2,353
	Hanover Insurance Group Inc.	19,238	2,284
	MB Financial Inc.	47,505	2,151
	FNB Corp.	162,042	1,983
	Evercore Inc. Class A	19,742	1,818
	Bank of Hawaii Corp.	21,313	1,753
	BancorpSouth Bank	47,340	1,543
	Home BancShares Inc.	77,790	1,515
	Federated Investors Inc. Class B	49,646	1,477
*	Genworth Financial Inc. Class A	243,850	944
	Mercury General Corp.	13,498	715
			91,874
Health Care (15.1%)
	STERIS plc	91,380	11,053
*	Molina Healthcare Inc.	67,484	9,085
	West Pharmaceutical Services Inc.	80,117	8,392
	Bio-Techne Corp.	40,846	7,920
	Hill-Rom Holdings Inc.	72,767	7,717
*	Masimo Corp.	52,725	6,922
*	PRA Health Sciences Inc.	63,244	6,766
	Encompass Health Corp.	107,023	6,757
*	Bio-Rad Laboratories Inc. Class A	21,781	5,901
	Chemed Corp.	17,326	5,709
*	LivaNova plc	52,658	4,908
*	Haemonetics Corp.	55,896	4,856
*	HealthEquity Inc.	58,714	4,725
*	ICU Medical Inc.	17,950	4,411
*	Integra LifeSciences Holdings Corp.	76,474	4,213
*	Charles River Laboratories International Inc.	29,130	4,141
*	Globus Medical Inc.	82,230	4,004
*	Amedisys Inc.	31,388	3,902
*	Catalent Inc.	89,638	3,874
*	Exelixis Inc.	164,945	3,693
*	NuVasive Inc.	55,621	3,276
*	Medidata Solutions Inc.	39,731	2,981
*,^	Ligand Pharmaceuticals Inc.	22,994	2,853
*	Avanos Medical Inc.	51,305	2,415
*	Mallinckrodt plc	90,133	2,250
*	Covetrus Inc.	46,561	1,666
*	Syneos Health Inc.	38,198	1,596
	Cantel Medical Corp.	18,456	1,357
*	Tenet Healthcare Corp.	40,428	1,155
*	Inogen Inc.	10,690	1,149
			139,647
Industrials (13.5%)
	IDEX Corp.	82,965	11,955
	Lennox International Inc.	39,210	9,616
	Old Dominion Freight Line Inc.	47,406	7,147
	Curtiss-Wright Corp.	47,403	5,844
	Woodward Inc.	60,140	5,794
	ITT Inc.	94,745	5,472
	Insperity Inc.	41,159	5,197
	Carlisle Cos. Inc.	41,224	5,074
	Graco Inc.	106,209	4,988
	Toro Co.	69,407	4,760
	Donaldson Co. Inc.	89,905	4,638
*	Teledyne Technologies Inc.	19,133	4,516
	Hubbell Inc. Class B	36,101	4,262
	MSA Safety Inc.	37,867	3,915
*	ASGN Inc.	56,797	3,658
	Kennametal Inc.	88,819	3,348
	Nordson Corp.	24,343	3,305
	Lincoln Electric Holdings Inc.	36,941	3,192
	Landstar System Inc.	28,483	3,096
	Crane Co.	32,251	2,727

36

S&P Mid-Cap 400 Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Genesee & Wyoming Inc. Class A	31,599	2,591
	Brink’s Co.	29,022	2,290
	EnerSys	30,547	2,255
	MSC Industrial Direct Co. Inc. Class A	26,061	2,200
*	Clean Harbors Inc.	31,982	2,175
	Regal Beloit Corp.	24,274	2,033
*	Esterline Technologies Corp.	16,674	2,030
*	Kirby Corp.	26,269	1,950
^	Healthcare Services Group Inc.	43,915	1,677
	GATX Corp.	17,910	1,424
	KBR Inc.	71,788	1,419
*	NOW Inc.	52,803	762
			125,310
Information Technology (21.1%)
*	Zebra Technologies Corp.	58,197	11,669
*	Ultimate Software Group Inc.	33,821	11,212
*	Trimble Inc.	271,652	10,869
*	PTC Inc.	115,527	10,723
	Leidos Holdings Inc.	162,039	10,466
*	Tyler Technologies Inc.	41,994	8,600
*	WEX Inc.	46,650	8,307
*	Fair Isaac Corp.	31,319	7,761
*	Integrated Device Technology Inc.	139,530	6,744
	Sabre Corp.	297,940	6,683
*	Ciena Corp.	153,571	6,551
*	Teradata Corp.	127,844	6,184
	Cypress Semiconductor Corp.	391,432	6,040
*	Cree Inc.	110,919	6,035
	National Instruments Corp.	121,764	5,691
	Monolithic Power Systems Inc.	42,188	5,658
	Littelfuse Inc.	27,213	5,255
	Teradyne Inc.	120,191	4,907
	MAXIMUS Inc.	69,421	4,907
	Cognex Corp.	91,272	4,874
	Universal Display Corp.	30,261	4,516
	j2 Global Inc.	50,647	4,306
*	ACI Worldwide Inc.	125,454	3,998
	Versum Materials Inc.	81,375	3,987
*	LiveRamp Holdings Inc.	73,586	3,955
*	Silicon Laboratories Inc.	46,653	3,780
	CDK Global Inc.	57,114	3,313
*	CoreLogic Inc.	87,273	3,200
*	CommVault Systems Inc.	42,055	2,834
*	Manhattan Associates Inc.	48,799	2,672
	Blackbaud Inc.	32,578	2,516
*,^	ViaSat Inc.	30,343	2,292
*	Lumentum Holdings Inc.	41,438	2,062
	InterDigital Inc.	21,626	1,508
	Plantronics Inc.	20,747	1,042
*	Synaptics Inc.	20,966	878
			195,995
Materials (4.7%)
	RPM International Inc.	143,535	8,306
	Chemours Co.	185,068	7,038
	Royal Gold Inc.	45,358	4,010
*	Allegheny Technologies Inc.	135,982	3,893
	AptarGroup Inc.	37,399	3,805
	NewMarket Corp.	6,349	2,787
	Bemis Co. Inc.	48,276	2,554
	Scotts Miracle-Gro Co.	27,192	2,227
	Eagle Materials Inc.	25,901	1,980
	Cabot Corp.	36,360	1,705
	Louisiana-Pacific Corp.	65,774	1,662
	Valvoline Inc.	85,484	1,606
	Sensient Technologies Corp.	21,487	1,390
	Greif Inc. Class A	12,662	509
			43,472
Real Estate (10.6%)
	National Retail Properties Inc.	172,115	8,967
	Omega Healthcare Investors Inc.	217,040	7,792
	Medical Properties Trust Inc.	394,671	7,195
	American Campus Communities Inc.	148,213	6,679
	Camden Property Trust	59,436	5,830
	CyrusOne Inc.	114,481	5,706
	Life Storage Inc.	50,407	4,920
	Lamar Advertising Co. Class A	54,304	4,212
	Liberty Property Trust	87,945	4,162
	EPR Properties	53,048	3,898
	Douglas Emmett Inc.	90,839	3,506
	JBG SMITH Properties	82,409	3,320
	First Industrial Realty Trust Inc.	88,838	2,978
	Brixmor Property Group Inc.	158,926	2,775
	Healthcare Realty Trust Inc.	79,945	2,530
	Highwoods Properties Inc.	53,754	2,489
	Rayonier Inc.	82,659	2,436
	CoreSite Realty Corp.	23,820	2,436
	Weingarten Realty Investors	76,131	2,193
	Cousins Properties Inc.	222,975	2,123

37

S&P Mid-Cap 400 Growth Index Fund

			Market
			Value•
		Shares	($000)
	Pebblebrook Hotel Trust	65,110	2,084
	Taubman Centers Inc.	39,009	2,082
	Uniti Group Inc.	193,576	1,866
	Mack-Cali Realty Corp.	63,532	1,335
	CoreCivic Inc.	61,642	1,306
	GEO Group Inc.	55,339	1,257
	Urban Edge Properties	61,894	1,202
	Tanger Factory Outlet Centers Inc.	42,695	922
			98,201
	Utilities (4.3%)
	UGI Corp.	188,462	10,347
	National Fuel Gas Co.	90,674	5,458
	OGE Energy Corp.	121,149	5,151
	Black Hills Corp.	58,459	4,149
	Aqua America Inc.	88,778	3,191
	IDACORP Inc.	31,128	3,063
	ONE Gas Inc.	29,890	2,584
	Hawaiian Electric Industries Inc.	57,825	2,214
	NorthWestern Corp.	31,659	2,170
	Spire Inc.	24,474	1,941
			40,268
	Total Common Stocks
	(Cost $841,408)		925,937
	Temporary Cash Investments (0.7%)[1]
	Money Market Fund (0.7%)
2,3	Vanguard Market Liquidity Fund, 2.563%	62,068	6,207

		Face
		Amount
		($000)
	U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill, 2.479%, 5/9/19	200	199
	Total Temporary Cash Investments (Cost $6,406)		6,406
	Total Investments (100.6%)
	(Cost $847,814)		932,343

			Amount
			($000)
	Other Assets and Liabilities (-0.6%)
	Other Assets
	Investment in Vanguard		50
	Receivables for Accrued Income		778
	Receivables for Capital Shares Issued		1
	Total Other Assets		829
	Liabilities
	Payables for Investment Securities Purchased		(4)
	Collateral for Securities on Loan		(5,891)
	Payables for Capital Shares Redeemed		(25)
	Payables to Vanguard		(206)
	Variation Margin Payable—Futures Contracts		(6)
	Total Liabilities		(6,132)
	Net Assets (100%)		927,040

	At February 28, 2019, net assets consisted of:
			Amount
			($000)
	Paid-in Capital		997,574
	Total Distributable Earnings (Loss)		(70,534)
	Net Assets		927,040

	ETF Shares—Net Assets
	Applicable to 5,400,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		727,547
	Net Asset Value Per Share—ETF Shares		$134.73

38

S&P Mid-Cap 400 Growth Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 743,167 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	199,493
Net Asset Value Per Share—Institutional Shares	$268.44

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,721,000.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $5,891,000 of collateral received for securities on loan.

4   Securities with a value of $149,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2019	8	1,529	15

See accompanying Notes, which are an integral part of the Financial Statements.

39

S&P Mid-Cap 400 Growth Index Fund

Statement of Operations

Six Months Ended February 28, 2019
($000)
Investment Income
Income
Dividends	5,682
Interest[1]	18
Securities Lending—Net	6
Total Income	5,706
Expenses
The Vanguard Group—Note B
Investment Advisory Services	138
Management and Administrative—ETF Shares	594
Management and Administrative—Institutional Shares	61
Marketing and Distribution—ETF Shares	22
Marketing and Distribution—Institutional Shares	5
Custodian Fees	7
Shareholders’ Reports—ETF Shares	13
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	840
Expenses Paid Indirectly	(5)
Net Expenses	835
Net Investment Income	4,871
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(62,824)
Futures Contracts	71
Realized Net Gain (Loss)	(62,753)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(24,731)
Futures Contracts	(7)
Change in Unrealized Appreciation (Depreciation)	(24,738)
Net Increase (Decrease) in Net Assets Resulting from Operations	(82,620)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $16,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $46,288,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

40

S&P Mid-Cap 400 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,871	10,466
Realized Net Gain (Loss)	(62,753)	192,693
Change in Unrealized Appreciation (Depreciation)	(24,738)	15,213
Net Increase (Decrease) in Net Assets Resulting from Operations	(82,620)	218,372
Distributions
Net Investment Income
ETF Shares	(6,629)	(8,531)
Institutional Shares	(2,658)	(1,904)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(9,287)	(10,435)
Capital Share Transactions
ETF Shares	(33,241)	(11,997)
Institutional Shares	(49,477)	(99,600)
Net Increase (Decrease) from Capital Share Transactions	(82,718)	(111,597)
Total Increase (Decrease)	(174,625)	96,340
Net Assets
Beginning of Period	1,101,665	1,005,325
End of Period	927,040	1,101,665

See accompanying Notes, which are an integral part of the Financial Statements.

41

S&P Mid-Cap 400 Growth Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$146.46	$121.33	$109.76	$99.88	$97.18	$80.96
Investment Operations
Net Investment Income	.622[1]	1.268[1]	1.152[1]	.954	1.036	.571
Net Realized and Unrealized Gain (Loss) on Investments	(11.157)	25.098	11.576	9.960	2.456	16.256
Total from Investment Operations	(10.535)	26.366	12.728	10.914	3.492	16.827
Distributions
Dividends from Net Investment Income	(1.195)	(1.236)	(1.158)	(1.034)	(.792)	(.607)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.195)	(1.236)	(1.158)	(1.034)	(.792)	(.607)
Net Asset Value, End of Period	$134.73	$146.46	$121.33	$109.76	$99.88	$97.18

Total Return	-7.13%	21.83%	11.67%	11.04%	3.60%	20.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$728	$831	$686	$513	$377	$292
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.05%	0.94%	0.99%	1.08%	1.08%	0.81%
Portfolio Turnover Rate[2]	44%	43%	40%	38%	47%	38%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

S&P Mid-Cap 400 Growth Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$292.07	$241.68	$218.61	$198.85	$193.45	$161.12
Investment Operations
Net Investment Income	1.452[1]	2.894[1]	2.604[1]	2.094	2.271	1.316
Net Realized and Unrealized Gain (Loss) on Investments	(22.317)	49.971	23.011	19.906	4.900	32.386
Total from Investment Operations	(20.865)	52.865	25.615	22.000	7.171	33.702
Distributions
Dividends from Net Investment Income	(2.765)	(2.475)	(2.545)	(2.240)	(1.771)	(1.372)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.765)	(2.475)	(2.545)	(2.240)	(1.771)	(1.372)
Net Asset Value, End of Period	$268.44	$292.07	$241.68	$218.61	$198.85	$193.45

Total Return	-7.08%	21.97%	11.80%	11.18%	3.72%	20.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$199	$271	$320	$170	$96	$90
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.17%	1.06%	1.11%	1.20%	1.20%	0.93%
Portfolio Turnover Rate[2]	44%	43%	40%	38%	47%	38%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

S&P Mid-Cap 400 Growth Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

44

S&P Mid-Cap 400 Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

45

S&P Mid-Cap 400 Growth Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $50,000, representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2019, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of 0.00% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

46

S&P Mid-Cap 400 Growth Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	925,937	—	—
Temporary Cash Investments	6,207	199	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	932,138	199	—

1 Represents variation margin on the last day of the reporting period.

E.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	847,814
Gross Unrealized Appreciation	116,722
Gross Unrealized Depreciation	(32,193)
Net Unrealized Appreciation (Depreciation)	84,529

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $46,574,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended February 28, 2019, the fund purchased $497,808,000 of investment securities and sold $581,326,000 of investment securities, other than temporary cash investments. Purchases and sales include $112,560,000 and $236,412,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2019, such purchases and sales were $182,566,000 and $199,319,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

47

S&P Mid-Cap 400 Growth Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	210,072	1,550	786,398	5,825
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(243,313)	(1,825)	(798,395)	(5,800)
Net Increase (Decrease)—ETF Shares	(33,241)	(275)	(11,997)	25
Institutional Shares
Issued	31,159	121	75,872	277
Issued in Lieu of Cash Distributions	2,069	8	1,315	5
Redeemed	(82,705)	(312)	(176,787)	(679)
Net Increase (Decrease)—Institutional Shares	(49,477)	(183)	(99,600)	(397)

H.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

48

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Valley Forge, PA 19482-2600

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Fund Information > 800-662-7447

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Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

The index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P® and S&P 500® are trademarks of S&P; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Vanguard. Vanguard product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index.

© 2019 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q18422 042019

Semiannual Report | February 28, 2019 Vanguard S&P 500 Value and Growth Index Funds

Vanguard S&P 500 Value Index Fund Vanguard S&P 500 Growth Index Fund See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
S&P 500 Value Index Fund	3
S&P 500 Growth Index Fund	19

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 28, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2018	2/28/2019	Period
Based on Actual Fund Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$979.46	$0.74
Institutional Shares	1,000.00	979.78	0.39
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$960.57	$0.73
Based on Hypothetical 5% Yearly Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Institutional Shares	1,000.00	1,024.40	0.40
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P 500 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the S&P 500 Growth Index Fund, 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

S&P 500 Value Index Fund

Sector Diversification

As of February 28, 2019

Communication Services	5.6%
Consumer Discretionary	7.4
Consumer Staples	9.2
Energy	7.4
Financials	22.2
Health Care	11.3
Industrials	10.6
Information Technology	15.3
Materials	3.4
Real Estate	2.8
Utilities	4.8

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

S&P 500 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Communication Services (5.6%)
	AT&T Inc.	670,489	20,866
	Comcast Corp. Class A	225,852	8,734
	Walt Disney Co.	60,343	6,809
*	Charter Communications Inc. Class A	9,255	3,192
	Activision Blizzard Inc.	70,295	2,962
	Twenty-First Century Fox Inc. Class A	52,569	2,651
	Omnicom Group Inc.	20,643	1,563
	CBS Corp. Class B	31,014	1,557
*	Electronic Arts Inc.	14,477	1,387
	Twenty-First Century Fox Inc.	24,249	1,216
	CenturyLink Inc.	87,591	1,155
	Viacom Inc. Class B	32,599	953
*	Discovery Communications Inc.	33,078	901
	Interpublic Group of Cos. Inc.	35,378	815
*	DISH Network Corp. Class A	21,155	688
	News Corp. Class A	39,678	517
*	Discovery Communications Inc. Class A	14,540	420
*	TripAdvisor Inc.	3,132	166
	News Corp. Class B	7,218	96
			56,648
Consumer Discretionary (7.3%)
	Home Depot Inc.	56,189	10,403
	NIKE Inc. Class B	57,475	4,927
	General Motors Co.	120,922	4,774
	Lowe’s Cos. Inc.	39,942	4,197
	Starbucks Corp.	56,001	3,935
*	Booking Holdings Inc.	2,219	3,766
	Target Corp.	48,063	3,491
	Ford Motor Co.	359,925	3,157
	Carnival Corp.	36,883	2,130
*	Dollar Tree Inc.	21,920	2,112
	Marriott International Inc. Class A	15,648	1,960
	eBay Inc.	51,689	1,920
	Royal Caribbean Cruises Ltd.	15,786	1,870
	Best Buy Co. Inc.	21,568	1,485
	Genuine Parts Co.	13,518	1,470
	Ross Stores Inc.	14,787	1,402
	Lennar Corp. Class A	26,650	1,279
	MGM Resorts International	46,128	1,234
	DR Horton Inc.	31,542	1,227
	Wynn Resorts Ltd.	9,021	1,142
*	Norwegian Cruise Line Holdings Ltd.	20,285	1,126
	Kohl’s Corp.	15,229	1,028
	Whirlpool Corp.	5,879	832
*	LKQ Corp.	29,291	811
	PVH Corp.	6,967	800
*	Mohawk Industries Inc.	5,809	791
	Aptiv plc	9,475	787
	BorgWarner Inc.	19,177	779
	PulteGroup Inc.	23,830	643
*	Capri Holdings Ltd.	13,814	630
	Ralph Lauren Corp. Class A	5,019	628
	Harley-Davidson Inc.	14,987	556
*	CarMax Inc.	8,867	551
	L Brands Inc.	20,989	549
	Leggett & Platt Inc.	12,026	546
	Tiffany & Co.	5,504	523
	Expedia Group Inc.	4,152	512
	Gap Inc.	19,674	500
	Macy’s Inc.	16,458	408
	Hasbro Inc.	4,604	391
	Darden Restaurants Inc.	3,434	385
	Advance Auto Parts Inc.	2,354	381
	Garmin Ltd.	4,216	354
	Hanesbrands Inc.	18,663	347
	Foot Locker Inc.	5,405	322

4

S&P 500 Value Index Fund

			Market
			Value•
		Shares	($000)
	Newell Brands Inc.	19,034	309
	Tapestry Inc.	8,810	308
	Nordstrom Inc.	5,365	254
*	Mattel Inc.	16,249	234
	H&R Block Inc.	7,179	173
*	Under Armour Inc. Class A	5,924	134
*	Under Armour Inc. Class C	6,343	127
	Goodyear Tire & Rubber Co.	1,246	25
	Lennar Corp. Class B	363	14
			74,639
Consumer Staples (9.2%)
	Walmart Inc.	131,146	12,982
	Procter & Gamble Co.	100,993	9,953
	Altria Group Inc.	173,106	9,073
	Costco Wholesale Corp.	40,368	8,830
	Coca-Cola Co.	169,410	7,681
	Mondelez International Inc. Class A	133,929	6,316
	Philip Morris International Inc.	70,172	6,101
	PepsiCo Inc.	50,716	5,865
	Walgreens Boots Alliance Inc.	74,056	5,272
	General Mills Inc.	54,922	2,589
	Colgate-Palmolive Co.	34,358	2,263
	Archer-Daniels-Midland Co.	51,645	2,195
	Kroger Co.	73,506	2,156
	Kraft Heinz Co.	57,284	1,901
	Kimberly-Clark Corp.	14,674	1,714
	Tyson Foods Inc. Class A	27,182	1,676
	JM Smucker Co.	10,485	1,110
	Sysco Corp.	16,315	1,102
	Molson Coors Brewing Co. Class B	17,262	1,064
	Conagra Brands Inc.	44,783	1,047
	Estee Lauder Cos. Inc. Class A	6,478	1,017
*	Campbell Soup Co.	17,781	640
	Hershey Co.	5,037	558
^	Coty Inc. Class A	41,582	457
			93,562
Energy (7.3%)
	Chevron Corp.	176,031	21,050
	Exxon Mobil Corp.	171,619	13,563
	Schlumberger Ltd.	127,574	5,621
	EOG Resources Inc.	53,419	5,021
	Marathon Petroleum Corp.	63,528	3,939
	Phillips 66	39,080	3,766
	Kinder Morgan Inc.	174,844	3,350
	Valero Energy Corp.	39,087	3,188
	Williams Cos. Inc.	111,514	2,976
	Halliburton Co.	80,698	2,477
	Pioneer Natural Resources Co.	15,701	2,213
	Baker Hughes a GE Co. Class A	47,315	1,248
	ONEOK Inc.	16,276	1,046
	National Oilwell Varco Inc.	35,348	995
	Noble Energy Inc.	44,252	980
	Concho Resources Inc.	8,311	914
	TechnipFMC plc	39,149	873
	Hess Corp.	10,315	597
	Helmerich & Payne Inc.	10,039	544
	Cabot Oil & Gas Corp.	12,310	303
	Cimarex Energy Co.	4,071	293
			74,957
Financials (22.2%)
	JPMorgan Chase & Co.	306,360	31,972
	Bank of America Corp.	840,849	24,452
	Wells Fargo & Co.	390,298	19,472
*	Berkshire Hathaway Inc. Class B	93,196	18,760
	Citigroup Inc.	224,983	14,394
	Goldman Sachs Group Inc.	31,868	6,268
	CME Group Inc.	32,961	5,996
	Chubb Ltd.	42,454	5,685
	PNC Financial Services Group Inc.	42,511	5,357
	Morgan Stanley	120,433	5,056
	BlackRock Inc.	11,188	4,959
	Bank of New York Mellon Corp.	83,806	4,398
	MetLife Inc.	90,909	4,108
	Capital One Financial Corp.	43,632	3,647
	Prudential Financial Inc.	38,043	3,646
	BB&T Corp.	70,998	3,619
	American International Group Inc.	81,497	3,521
	American Express Co.	32,268	3,477
	Aflac Inc.	70,140	3,447
	Travelers Cos. Inc.	24,404	3,244
	Allstate Corp.	31,734	2,995
	SunTrust Banks Inc.	41,389	2,685
	State Street Corp.	34,963	2,513
	Charles Schwab Corp.	53,147	2,445
	M&T Bank Corp.	12,932	2,238
	Willis Towers Watson plc	11,971	2,059
	Synchrony Financial	60,912	1,986
	Progressive Corp.	25,246	1,840
	KeyCorp	95,295	1,683

5

S&P 500 Value Index Fund

			Market
			Value•
		Shares	($000)
	Fifth Third Bancorp	60,398	1,666
	Hartford Financial Services Group Inc.	33,050	1,631
	Marsh & McLennan Cos. Inc.	17,171	1,597
	Citizens Financial Group Inc.	43,100	1,592
	Regions Financial Corp.	95,229	1,562
	Huntington Bancshares Inc.	97,791	1,409
	Aon plc	8,210	1,408
*	Moody’s Corp.	7,831	1,356
	Principal Financial Group Inc.	24,255	1,277
	Lincoln National Corp.	19,681	1,230
	Loews Corp.	25,473	1,213
	T. Rowe Price Group Inc.	11,096	1,114
	Raymond James Financial Inc.	11,890	982
	Zions Bancorp NA	17,686	904
	Franklin Resources Inc.	27,379	893
	Northern Trust Corp.	9,577	893
	Everest Re Group Ltd.	3,740	846
	Ameriprise Financial Inc.	5,908	778
	Discover Financial Services	10,835	776
	Unum Group	20,164	753
	Invesco Ltd.	37,906	733
	Comerica Inc.	8,055	702
	Cincinnati Financial Corp.	7,262	630
	People’s United Financial Inc.	34,730	617
	Affiliated Managers Group Inc.	4,850	532
	Jefferies Financial Group Inc.	24,488	496
	Assurant Inc.	4,811	495
	E*TRADE Financial Corp.	9,599	470
	Arthur J Gallagher & Co.	5,587	448
	Torchmark Corp.	5,187	428
*	Brighthouse Financial Inc.	10,915	423
	Nasdaq Inc.	3,174	291
			226,067
Health Care (11.3%)
	UnitedHealth Group Inc.	88,627	21,467
	Johnson & Johnson	101,304	13,842
	Gilead Sciences Inc.	119,173	7,749
	Anthem Inc.	23,827	7,165
	CVS Health Corp.	119,133	6,889
	AbbVie Inc.	66,515	5,271
	Allergan plc	29,207	4,022
	Bristol-Myers Squibb Co.	73,679	3,806
	Amgen Inc.	19,958	3,794
	Danaher Corp.	25,004	3,176
*	Celgene Corp.	34,139	2,838
*	Biogen Inc.	8,538	2,801
*	Cigna Corp.	15,083	2,631
*	Centene Corp.	37,832	2,304
	McKesson Corp.	17,998	2,289
	Becton Dickinson and Co.	9,144	2,275
	Stryker Corp.	11,731	2,211
	Baxter International Inc.	25,988	1,942
	Zoetis Inc.	19,916	1,877
	Cardinal Health Inc.	27,443	1,491
*	Laboratory Corp. of America Holdings	9,294	1,378
*	Regeneron Pharmaceuticals Inc.	2,931	1,263
*	Mylan NV	47,495	1,253
	AmerisourceBergen Corp. Class A	14,452	1,204
	Agilent Technologies Inc.	13,811	1,097
	Quest Diagnostics Inc.	12,543	1,086
	Dentsply Sirona Inc.	20,482	855
*	Align Technology Inc.	3,287	851
	Cooper Cos. Inc.	2,582	738
*	Incyte Corp.	8,473	731
*	Waters Corp.	2,787	675
*	Nektar Therapeutics Class A	15,971	647
*	Mettler-Toledo International Inc.	830	565
	Perrigo Co. plc	11,504	560
*	IQVIA Holdings Inc.	3,940	552
*	Hologic Inc.	11,178	527
	Universal Health Services Inc. Class B	3,382	470
	PerkinElmer Inc.	4,928	464
*	Henry Schein Inc.	7,724	458
			115,214
Industrials (10.6%)
	General Electric Co.	801,312	8,326
	Caterpillar Inc.	54,362	7,466
	3M Co.	26,286	5,451
	Honeywell International Inc.	34,104	5,254
	United Technologies Corp.	38,881	4,886
	Deere & Co.	29,634	4,861
	Northrop Grumman Corp.	15,995	4,638
	General Dynamics Corp.	25,647	4,366
	Emerson Electric Co.	57,685	3,931
	United Parcel Service Inc. Class B	32,025	3,529

6

S&P 500 Value Index Fund

			Market
			Value•
		Shares	($000)
	Johnson Controls International plc	85,110	3,002
	Delta Air Lines Inc.	57,478	2,850
	Lockheed Martin Corp.	9,120	2,822
	Raytheon Co.	14,944	2,787
	Southwest Airlines Co.	46,623	2,613
	Illinois Tool Works Inc.	16,876	2,432
	FedEx Corp.	12,283	2,223
	Fortive Corp.	27,079	2,209
	PACCAR Inc.	32,193	2,183
	Parker-Hannifin Corp.	12,193	2,148
	Cummins Inc.	13,610	2,097
*	United Continental Holdings Inc.	21,084	1,851
	Stanley Black & Decker Inc.	13,916	1,843
	Eaton Corp. plc	20,762	1,656
	Norfolk Southern Corp.	7,778	1,395
	American Airlines Group Inc.	37,758	1,345
	Dover Corp.	13,486	1,221
	Textron Inc.	22,393	1,216
	CH Robinson Worldwide Inc.	12,671	1,145
	Rockwell Automation Inc.	5,565	994
	Republic Services Inc. Class A	11,409	895
	Harris Corp.	5,203	858
	Nielsen Holdings plc	32,666	856
	Huntington Ingalls Industries Inc.	3,956	828
	Snap-on Inc.	5,123	820
	Jacobs Engineering Group Inc.	11,015	813
	Arconic Inc.	39,584	732
	Alaska Air Group Inc.	11,358	701
	AO Smith Corp.	13,277	689
	L3 Technologies Inc.	2,970	629
	Pentair plc	14,685	625
	Fortune Brands Home & Security Inc.	13,007	613
*	Verisk Analytics Inc. Class A	4,706	595
	Kansas City Southern	5,249	570
	Masco Corp.	14,915	560
	Fluor Corp.	12,981	488
	Wabtec Corp.	6,603	484
	Quanta Services Inc.	13,483	481
	Equifax Inc.	4,337	475
*	United Rentals Inc.	3,517	473
	Robert Half International Inc.	6,027	411
	Allegion plc	4,303	387
*	Copart Inc.	6,056	355
	JB Hunt Transport Services Inc.	2,647	285
	Flowserve Corp.	5,639	250
			107,613
Information Technology (15.2%)
	Apple Inc.	415,312	71,911
	International Business Machines Corp.	83,724	11,565
	Intel Corp.	138,755	7,348
	Oracle Corp.	117,377	6,119
	Accenture plc Class A	31,714	5,118
*	Micron Technology Inc.	103,185	4,218
	NVIDIA Corp.	26,412	4,074
	Cognizant Technology Solutions Corp. Class A	53,344	3,786
	Applied Materials Inc.	90,556	3,472
	Texas Instruments Inc.	30,090	3,183
	HP Inc.	145,779	2,876
	QUALCOMM Inc.	53,604	2,862
	TE Connectivity Ltd.	31,604	2,594
	Corning Inc.	73,738	2,567
	Lam Research Corp.	14,296	2,517
	Hewlett Packard Enterprise Co.	131,082	2,147
	DXC Technology Co.	25,802	1,699
	Analog Devices Inc.	15,688	1,678
	Amphenol Corp. Class A	17,214	1,618
	Western Digital Corp.	26,672	1,342
	Symantec Corp.	58,861	1,324
	Microchip Technology Inc.	10,668	927
	Paychex Inc.	11,178	861
	Juniper Networks Inc.	31,759	860
*	Qorvo Inc.	11,498	807
	KLA-Tencor Corp.	6,857	792
*	FleetCor Technologies Inc.	3,267	762
	FLIR Systems Inc.	12,723	655
*	Cadence Design Systems Inc.	10,653	610
*	Synopsys Inc.	5,907	601
	Xerox Corp.	19,132	591
	Maxim Integrated Products Inc.	10,198	555
	Skyworks Solutions Inc.	6,383	521
*	IPG Photonics Corp.	3,301	512
	Jack Henry & Associates Inc.	3,704	491
	Total System Services Inc.	4,951	467
	Western Union Co.	23,598	422
	Seagate Technology plc	8,609	401
			154,853

7

S&P 500 Value Index Fund

			Market
			Value•
		Shares	($000)
	Materials (3.4%)
	DowDuPont Inc.	211,361	11,251
	Linde plc	16,754	2,902
	LyondellBasell Industries NV Class A	28,984	2,479
	Nucor Corp.	28,929	1,752
	International Paper Co.	37,319	1,710
	Newmont Mining Corp.	49,076	1,674
	PPG Industries Inc.	11,936	1,336
	Sherwin-Williams Co.	2,884	1,249
	International Flavors & Fragrances Inc.	9,333	1,190
	Freeport-McMoRan Inc.	73,326	946
	Albemarle Corp.	9,778	893
	Westrock Co.	23,327	872
	Packaging Corp. of America	8,707	832
	Vulcan Materials Co.	6,335	706
	Sealed Air Corp.	14,440	630
	FMC Corp.	6,937	621
	Celanese Corp. Class A	5,783	592
	Ball Corp.	10,308	565
	Mosaic Co.	17,350	543
	CF Industries Holdings Inc.	12,108	511
	Eastman Chemical Co.	5,939	491
	Avery Dennison Corp.	4,400	475
	Martin Marietta Materials Inc.	2,484	467
			34,687
	Real Estate (2.8%)
	Prologis Inc.	57,992	4,063
	Crown Castle International Corp.	22,548	2,678
	Ventas Inc.	32,839	2,061
	Weyerhaeuser Co.	69,010	1,718
	Simon Property Group Inc.	9,403	1,703
*	CBRE Group Inc. Class A	29,195	1,453
	Alexandria Real Estate Equities Inc.	9,903	1,346
	Equinix Inc.	2,962	1,254
	Digital Realty Trust Inc.	8,352	945
	Iron Mountain Inc.	26,392	935
	Boston Properties Inc.	6,684	887
	Equity Residential	10,863	800
	AvalonBay Communities Inc.	4,069	792
*	SBA Communications Corp. Class A	4,384	792
	SL Green Realty Corp.	7,860	713
	Host Hotels & Resorts Inc.	36,252	711
	Kimco Realty Corp.	38,875	684
	Regency Centers Corp.	8,602	561
	Vornado Realty Trust	7,811	526
	Realty Income Corp.	7,338	507
	UDR Inc.	11,422	507
	Mid-America Apartment Communities Inc.	4,615	478
	Federal Realty Investment Trust	3,543	473
	Essex Property Trust Inc.	1,580	442
	Macerich Co.	9,768	426
	Extra Space Storage Inc.	3,965	380
	Duke Realty Corp.	10,871	321
			28,156
	Utilities (4.8%)
	Duke Energy Corp.	65,682	5,889
	Southern Co.	94,789	4,710
	Exelon Corp.	89,094	4,329
	American Electric Power Co. Inc.	45,438	3,687
	Sempra Energy	25,211	3,036
	Dominion Energy Inc.	37,314	2,765
	Public Service Enterprise Group Inc.	46,564	2,739
	Consolidated Edison Inc.	28,690	2,366
	PPL Corp.	66,344	2,134
	DTE Energy Co.	16,761	2,071
	FirstEnergy Corp.	44,758	1,824
	Edison International	30,012	1,797
	Entergy Corp.	16,687	1,557
	Xcel Energy Inc.	26,049	1,429
	CenterPoint Energy Inc.	46,166	1,392
	Evergy Inc.	24,276	1,357
	WEC Energy Group Inc.	15,094	1,151
	AES Corp.	61,078	1,052
	Eversource Energy	13,121	916
	NiSource Inc.	33,517	904
	CMS Energy Corp.	11,506	626
	American Water Works Co. Inc.	6,151	625
	Atmos Energy Corp.	4,388	434
	Alliant Energy Corp.	9,363	430
			49,220
	Total Common Stocks (Cost $934,768)		1,015,616
	Temporary Cash Investments (0.1%)[1]
	Money Market Fund (0.0%)
2,3	Vanguard Market Liquidity Fund, 2.563%	263	27

8

S&P 500 Value Index Fund

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill, 2.479%, 5/9/19	400	398
Total Temporary Cash Investments (Cost $424)			425
Total Investments (99.8%) (Cost $935,192)			1,016,041

			Amount
			($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard			52
Receivables for Investment Securities Sold			2
Receivables for Accrued Income			2,525
Total Other Assets			2,579
Liabilities
Payables for Investment Securities Purchased			(15)
Collateral for Securities on Loan			(26)
Payables to Vanguard			(155)
Variation Margin Payable—Futures Contracts			(8)
Other Liabilities			(114)
Total Liabilities			(318)
Net Assets (100%)			1,018,302

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	992,778
Total Distributable Earnings (Loss)	25,524
Net Assets	1,018,302

ETF Shares—Net Assets
Applicable to 8,600,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	930,728
Net Asset Value Per Share—ETF Shares	$108.22

Institutional Shares—Net Assets
Applicable to 368,958 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	87,574
Net Asset Value Per Share—Institutional Shares	$237.36

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,000.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $26,000 of collateral received for securities on loan.

4   Securities with a value of $398,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	19	2,645	34

See accompanying Notes, which are an integral part of the Financial Statements.

9

S&P 500 Value Index Fund

Statement of Operations

Six Months Ended February 28, 2019
($000)
Investment Income
Income
Dividends	12,691
Interest[1]	21
Securities Lending—Net	3
Total Income	12,715
Expenses
The Vanguard Group—Note B
Investment Advisory Services	130
Management and Administrative—ETF Shares	496
Management and Administrative—Institutional Shares	23
Marketing and Distribution—ETF Shares	25
Marketing and Distribution—Institutional Shares	1
Custodian Fees	12
Shareholders’ Reports—ETF Shares	10
Shareholders’ Reports—Institutional Shares	—
Total Expenses	697
Expenses Paid Indirectly	(5)
Net Expenses	692
Net Investment Income	12,023
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(10,100)
Futures Contracts	(140)
Realized Net Gain (Loss)	(10,240)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(21,497)
Futures Contracts	(43)
Change in Unrealized Appreciation (Depreciation)	(21,540)
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,757)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $17,000, ($1,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $34,260,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

10

S&P 500 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,023	20,545
Realized Net Gain (Loss)	(10,240)	45,518
Change in Unrealized Appreciation (Depreciation)	(21,540)	38,047
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,757)	104,110
Distributions
Net Investment Income
ETF Shares	(11,389)	(19,005)
Institutional Shares	(1,114)	(803)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(12,503)	(19,808)
Capital Share Transactions
ETF Shares	87,160	24,724
Institutional Shares	1,732	81,379
Net Increase (Decrease) from Capital Share Transactions	88,892	106,103
Total Increase (Decrease)	56,632	190,405
Net Assets
Beginning of Period	961,670	771,265
End of Period	1,018,302	961,670

See accompanying Notes, which are an integral part of the Financial Statements.

11

S&P 500 Value Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	February 28,			Year Ended August 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$111.93	$101.33	$92.41	$83.75	$88.54	$73.72
Investment Operations
Net Investment Income	1.312[1]	2.558[1]	2.422[1]	2.125	1.932	1.702
Net Realized and Unrealized Gain (Loss) on Investments	(3.634)	10.535	8.726	8.605	(4.838)	14.824
Total from Investment Operations	(2.322)	13.093	11.148	10.730	(2.906)	16.526
Distributions
Dividends from Net Investment Income	(1.388)	(2.493)	(2.228)	(2.070)	(1.884)	(1.706)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.388)	(2.493)	(2.228)	(2.070)	(1.884)	(1.706)
Net Asset Value, End of Period	$108.22	$111.93	$101.33	$92.41	$83.75	$88.54

Total Return	-2.05%	13.08%	12.19%	13.03%	-3.41%	22.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$931	$873	$768	$487	$274	$204
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.52%	2.38%	2.46%	2.64%	2.37%	2.31%
Portfolio Turnover Rate[2]	30%	20%	16%	22%	23%	25%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

12

S&P 500 Value Index Fund

Financial Highlights

Institutional Shares

	Six Months Ended February 28, 2019				March 3, 2015[1] to Aug. 31, 2015

		Year Ended August 31,
For a Share Outstanding Throughout Each Period		2018	2017	2016
Net Asset Value, Beginning of Period	$245.49	$222.23	$202.64	$183.75	$199.34
Investment Operations
Net Investment Income	2.960[2]	6.077[2]	5.202[2]	4.765	2.352
Net Realized and Unrealized Gain (Loss) on Investments	(7.965)	22.813	19.393	18.875	(15.830)
Total from Investment Operations	(5.005)	28.890	24.595	23.640	(13.478)
Distributions
Dividends from Net Investment Income	(3.125)	(5.630)	(5.005)	(4.750)	(2.112)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.125)	(5.630)	(5.005)	(4.750)	(2.112)
Net Asset Value, End of Period	$237.36	$245.49	$222.23	$202.64	$183.75

Total Return	-2.02%	13.18%	12.27%	13.09%	-6.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$88	$89	$4	$7	$11
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	2.59%	2.45%	2.53%	2.71%	2.44%[3]
Portfolio Turnover Rate[4]	30%	20%	16%	22%	23%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Inception.

2   Calculated based on average shares outstanding.

3   Annualized.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

13

S&P 500 Value Index Fund

Notes to Financial Statements

Vanguard S&P 500 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

14

S&P 500 Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

15

S&P 500 Value Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $52,000, representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2019, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of 0.00% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

16

S&P 500 Value Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,015,616	—	—
Temporary Cash Investments	27	398	—
Futures Contracts—Liabilities[1]	(8)	—	—
Total	1,015,635	398	—

1 Represents variation margin on the last day of the reporting period.

E.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	935,192
Gross Unrealized Appreciation	122,068
Gross Unrealized Depreciation	(41,219)
Net Unrealized Appreciation (Depreciation)	80,849

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $15,097,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended February 28, 2019, the fund purchased $542,877,000 of investment securities and sold $453,581,000 of investment securities, other than temporary cash investments. Purchases and sales include $265,620,000 and $189,478,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2019, such purchases and sales were $190,359,000 and $167,832,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

17

S&P 500 Value Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	279,093	2,775	243,004	2,225
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(191,933)	(1,975)	(218,280)	(2,000)
Net Increase (Decrease)—ETF Shares	87,160	800	24,724	225
Institutional Shares
Issued	3,199	15	82,685	349
Issued in Lieu of Cash Distributions	957	4	732	3
Redeemed	(2,424)	(11)	(2,038)	(8)
Net Increase (Decrease)—Institutional Shares	1,732	8	81,379	344

H.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

18

S&P 500 Growth Index Fund

Sector Diversification

As of February 28, 2019

Communication Services	14.1%
Consumer Discretionary	12.2
Consumer Staples	5.3
Energy	3.6
Financials	5.4
Health Care	17.9
Industrials	9.1
Information Technology	25.4
Materials	2.0
Real Estate	3.2
Utilities	1.8

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

19

S&P 500 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Communication Services (14.1%)
*	Facebook Inc. Class A	460,786	74,394
*	Alphabet Inc. Class C	59,009	66,085
*	Alphabet Inc. Class A	57,340	64,596
	Verizon Communications Inc.	792,517	45,110
*	Netflix Inc.	83,646	29,954
	Walt Disney Co.	159,931	18,047
	Comcast Corp. Class A	400,641	15,493
*	Charter Communications Inc. Class A	14,492	4,998
	Twenty-First Century Fox Inc. Class A	93,785	4,730
*	Twitter Inc.	138,659	4,268
*	Electronic Arts Inc.	27,762	2,659
	Twenty-First Century Fox Inc.	42,444	2,129
*	Take-Two Interactive Software Inc.	21,855	1,907
*	TripAdvisor Inc.	13,135	698
			335,068
Consumer Discretionary (12.2%)
*	Amazon.com Inc.	78,774	129,176
	McDonald’s Corp.	147,858	27,182
	Home Depot Inc.	99,442	18,411
	TJX Cos. Inc.	237,429	12,178
	NIKE Inc. Class B	124,551	10,678
	Starbucks Corp.	121,367	8,527
	Lowe’s Cos. Inc.	70,871	7,448
*	Booking Holdings Inc.	4,261	7,231
	Dollar General Corp.	50,448	5,976
*	O’Reilly Automotive Inc.	15,363	5,714
	Yum! Brands Inc.	59,920	5,662
	VF Corp.	62,434	5,454
	Hilton Worldwide Holdings Inc.	56,912	4,729
*	AutoZone Inc.	4,842	4,547
	Ross Stores Inc.	40,858	3,875
*	Ulta Beauty Inc.	10,811	3,378
*	Chipotle Mexican Grill Inc. Class A	4,685	2,846
	Marriott International Inc. Class A	21,648	2,712
	Aptiv plc	30,837	2,563
	eBay Inc.	65,669	2,440
	Tractor Supply Co.	23,429	2,234
	Darden Restaurants Inc.	16,666	1,868
	Expedia Group Inc.	14,130	1,742
	Advance Auto Parts Inc.	9,086	1,470
	Tapestry Inc.	37,282	1,303
	Garmin Ltd.	14,351	1,205
	Hasbro Inc.	12,764	1,084
*	CarMax Inc.	15,114	939
	Tiffany & Co.	9,402	894
	Newell Brands Inc.	43,171	701
	Foot Locker Inc.	10,783	642
	Macy’s Inc.	24,787	614
	H&R Block Inc.	24,520	592
	Hanesbrands Inc.	30,543	568
*	Under Armour Inc. Class A	23,008	519
	Nordstrom Inc.	10,666	504
*	Under Armour Inc. Class C	24,169	485
*	Mattel Inc.	32,623	470
			288,561
Consumer Staples (5.3%)
	Procter & Gamble Co.	267,603	26,372
	PepsiCo Inc.	165,151	19,098
	Coca-Cola Co.	382,019	17,321
	Philip Morris International Inc.	152,074	13,221
	Colgate-Palmolive Co.	94,857	6,248
	Constellation Brands Inc. Class A	31,873	5,392
*	Monster Beverage Corp.	76,415	4,878
	Estee Lauder Cos. Inc. Class A	28,677	4,501
	Kimberly-Clark Corp.	35,881	4,192

20

S&P 500 Growth Index Fund

			Market
			Value•
		Shares	($000)
	Sysco Corp.	57,808	3,905
	Clorox Co.	24,489	3,870
	McCormick & Co. Inc.	23,337	3,173
	Church & Dwight Co. Inc.	47,201	3,106
	Kellogg Co.	48,600	2,734
	Hormel Foods Corp.	52,317	2,268
	Lamb Weston Holdings Inc.	28,055	1,945
	Hershey Co.	16,421	1,817
	Brown-Forman Corp. Class B	31,907	1,579
			125,620
Energy (3.6%)
	Exxon Mobil Corp.	454,733	35,937
	ConocoPhillips	220,791	14,981
	Occidental Petroleum Corp.	144,810	9,579
	Anadarko Petroleum Corp.	96,733	4,208
	Diamondback Energy Inc.	29,580	3,045
	ONEOK Inc.	45,005	2,892
	Devon Energy Corp.	89,797	2,650
	Marathon Oil Corp.	159,391	2,646
	Apache Corp.	72,765	2,414
	Concho Resources Inc.	21,120	2,323
	HollyFrontier Corp.	30,621	1,568
	Hess Corp.	26,166	1,514
	Cabot Oil & Gas Corp.	57,070	1,405
	Cimarex Energy Co.	10,719	771
			85,933
Financials (5.4%)
*	Berkshire Hathaway Inc. Class B	179,109	36,054
	US Bancorp	291,388	15,062
	S&P Global Inc.	48,140	9,646
	Intercontinental Exchange Inc.	109,258	8,429
	American Express Co.	67,180	7,238
	Marsh & McLennan Cos. Inc.	60,879	5,663
	Charles Schwab Corp.	119,772	5,511
	Aon plc	29,097	4,991
	Progressive Corp.	59,228	4,318
	First Republic Bank	31,222	3,278
	MSCI Inc. Class A	16,897	3,121
	Discover Financial Services	41,935	3,003
*	Moody’s Corp.	15,645	2,708
*	SVB Financial Group	10,215	2,525
	T. Rowe Price Group Inc.	23,052	2,315
	Northern Trust Corp.	22,522	2,099
	Cboe Global Markets Inc.	21,525	2,064
	Ameriprise Financial Inc.	14,462	1,903
	Arthur J Gallagher & Co.	23,579	1,893
	Nasdaq Inc.	15,420	1,412
	E*TRADE Financial Corp.	28,776	1,410
	Comerica Inc.	14,313	1,247
	Cincinnati Financial Corp.	13,910	1,208
	Torchmark Corp.	8,887	734
			127,832
Health Care (17.9%)
*	Pfizer Inc.	1,108,686	48,062
	Johnson & Johnson	303,497	41,470
	Merck & Co. Inc.	498,739	40,543
	Abbott Laboratories	336,870	26,148
	Medtronic plc	257,597	23,313
^	Eli Lilly & Co.	180,824	22,836
	Thermo Fisher Scientific Inc.	77,214	20,043
	Amgen Inc.	80,673	15,334
*	Intuitive Surgical Inc.	21,907	11,997
	AbbVie Inc.	149,889	11,877
*	Boston Scientific Corp.	265,409	10,648
*	Vertex Pharmaceuticals Inc.	49,027	9,254
*	Illumina Inc.	28,197	8,819
	Danaher Corp.	66,254	8,416
	Bristol-Myers Squibb Co.	159,673	8,249
	Becton Dickinson and Co.	32,421	8,066
	Humana Inc.	26,317	7,501
*	Cigna Corp.	41,619	7,260
	HCA Healthcare Inc.	51,490	7,159
*	Biogen Inc.	20,872	6,846
*	Edwards Lifesciences Corp.	40,099	6,788
	Stryker Corp.	35,154	6,627
*	Alexion Pharmaceuticals Inc.	42,809	5,793
*	Celgene Corp.	62,911	5,229
	Zimmer Biomet Holdings Inc.	39,133	4,857
	Zoetis Inc.	50,667	4,774
*	Regeneron Pharmaceuticals Inc.	8,785	3,784
*	Cerner Corp.	63,215	3,537
*	IDEXX Laboratories Inc.	16,539	3,490
*	IQVIA Holdings Inc.	22,182	3,108
	Baxter International Inc.	40,817	3,050
*	ABIOMED Inc.	8,642	2,891
	ResMed Inc.	27,326	2,799
	Agilent Technologies Inc.	32,389	2,573
	Teleflex Inc.	8,756	2,538
*	WellCare Health Plans Inc.	9,588	2,431

21

S&P 500 Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Varian Medical Systems Inc.	17,486	2,349
*	Waters Corp.	8,720	2,112
*	Mettler-Toledo International Inc.	3,080	2,097
*	Align Technology Inc.	7,108	1,841
*	Incyte Corp.	16,237	1,400
*	DaVita Inc.	24,219	1,378
*	Hologic Inc.	28,402	1,339
	Universal Health Services Inc. Class B	9,311	1,293
	Cooper Cos. Inc.	4,035	1,154
	PerkinElmer Inc.	11,129	1,048
*	Henry Schein Inc.	13,133	779
			424,900
Industrials (9.1%)
	Boeing Co.	101,291	44,564
	Union Pacific Corp.	141,316	23,699
	3M Co.	56,900	11,800
	CSX Corp.	153,857	11,181
	Honeywell International Inc.	71,035	10,944
	United Technologies Corp.	74,716	9,390
	Lockheed Martin Corp.	28,473	8,810
	Waste Management Inc.	75,247	7,619
	United Parcel Service Inc. Class B	66,680	7,348
	Norfolk Southern Corp.	36,039	6,462
	Roper Technologies Inc.	19,852	6,425
	Ingersoll-Rand plc	47,145	4,977
	Raytheon Co.	23,464	4,376
*	TransDigm Group Inc.	9,312	4,042
	FedEx Corp.	20,931	3,788
*	IHS Markit Ltd.	68,808	3,659
	AMETEK Inc.	44,578	3,548
	Fastenal Co.	55,066	3,466
	Cintas Corp.	16,610	3,432
	Illinois Tool Works Inc.	23,328	3,361
	Eaton Corp. plc	39,945	3,186
*	Verisk Analytics Inc. Class A	21,781	2,754
	WW Grainger Inc.	8,752	2,667
	Xylem Inc.	34,517	2,608
	Expeditors International of Washington Inc.	33,138	2,484
	Rockwell Automation Inc.	11,583	2,068
	Harris Corp.	11,729	1,934
	L3 Technologies Inc.	8,916	1,888
*	Copart Inc.	26,898	1,578
	Equifax Inc.	14,093	1,543
	Republic Services Inc. Class A	17,927	1,406
	JB Hunt Transport Services Inc.	11,216	1,208
	Rollins Inc.	28,204	1,119
*	United Rentals Inc.	8,236	1,108
	Masco Corp.	27,582	1,036
	Kansas City Southern	8,615	936
	Wabtec Corp.	11,800	864
	Allegion plc	9,322	839
	Robert Half International Inc.	10,739	732
	Flowserve Corp.	13,268	589
			215,438
Information Technology (25.4%)
	Microsoft Corp.	1,482,367	166,070
	Visa Inc. Class A	337,034	49,922
	Cisco Systems Inc.	862,347	44,644
	Mastercard Inc. Class A	174,270	39,171
	Intel Corp.	586,517	31,062
*	Adobe Inc.	93,626	24,577
*	salesforce.com Inc.	146,725	24,012
*	PayPal Holdings Inc.	226,008	22,165
	Broadcom Inc.	79,300	21,836
	Texas Instruments Inc.	121,625	12,866
	Automatic Data Processing Inc.	83,948	12,847
	Oracle Corp.	244,377	12,739
	Intuit Inc.	49,779	12,302
	NVIDIA Corp.	61,972	9,560
	Accenture plc Class A	56,235	9,075
*	Autodesk Inc.	42,013	6,849
	Fidelity National Information Services Inc.	62,807	6,793
*	Fiserv Inc.	76,424	6,472
	QUALCOMM Inc.	120,910	6,455
*	Red Hat Inc.	33,901	6,190
	Xilinx Inc.	48,543	6,083
	Motorola Solutions Inc.	31,339	4,485
	Analog Devices Inc.	38,317	4,098
*	Advanced Micro Devices Inc.	168,691	3,969
	Global Payments Inc.	30,352	3,957
*	VeriSign Inc.	20,396	3,631
	NetApp Inc.	48,332	3,151
*	Keysight Technologies Inc.	35,980	3,037
	Paychex Inc.	37,994	2,926
*	Arista Networks Inc.	9,988	2,849
*	ANSYS Inc.	16,028	2,841
	Citrix Systems Inc.	24,523	2,587
*	Gartner Inc.	17,436	2,481
*	Fortinet Inc.	27,724	2,406
*	FleetCor Technologies Inc.	10,204	2,380

22

S&P 500 Growth Index Fund

			Market
			Value•
		Shares	($000)
	Broadridge Financial Solutions Inc.	22,400	2,268
*	Akamai Technologies Inc.	31,271	2,178
	Total System Services Inc.	21,922	2,069
	Amphenol Corp. Class A	21,874	2,056
	KLA-Tencor Corp.	17,444	2,015
	Microchip Technology Inc.	23,116	2,008
*	F5 Networks Inc.	11,629	1,955
*	Cadence Design Systems Inc.	31,937	1,828
	Maxim Integrated Products Inc.	31,890	1,736
	Skyworks Solutions Inc.	20,777	1,697
*	Synopsys Inc.	16,317	1,659
	Alliance Data Systems Corp.	8,990	1,555
	Seagate Technology plc	31,954	1,488
	Jack Henry & Associates Inc.	7,098	941
	Western Union Co.	35,807	640
			602,581
Materials (2.0%)
	Linde plc	70,835	12,271
	Ecolab Inc.	48,792	8,241
	Air Products & Chemicals Inc.	42,161	7,639
	Sherwin-Williams Co.	9,811	4,250
	Ball Corp.	43,559	2,386
	PPG Industries Inc.	21,237	2,378
	Freeport-McMoRan Inc.	125,086	1,614
	Vulcan Materials Co.	12,188	1,358
	Celanese Corp. Class A	12,996	1,329
	Martin Marietta Materials Inc.	6,857	1,288
	Eastman Chemical Co.	14,619	1,209
	FMC Corp.	11,333	1,014
	Mosaic Co.	32,015	1,001
	Avery Dennison Corp.	7,467	807
	CF Industries Holdings Inc.	19,091	806
			47,591
Real Estate (3.1%)
	American Tower Corp.	84,476	14,881
	Simon Property Group Inc.	39,744	7,200
	Public Storage	28,759	6,082
	Welltower Inc.	72,041	5,353
	Equinix Inc.	9,261	3,922
	Crown Castle International Corp.	32,636	3,876
	Equity Residential	48,015	3,538
	AvalonBay Communities Inc.	18,018	3,507
	Realty Income Corp.	41,335	2,859
	HCP Inc.	91,468	2,815
	Essex Property Trust Inc.	9,384	2,626
	Digital Realty Trust Inc.	22,153	2,506
*	SBA Communications Corp. Class A	12,604	2,276
	Boston Properties Inc.	15,700	2,083
	Extra Space Storage Inc.	16,025	1,537
*	Apartment Investment & Management Co.	28,907	1,414
	Duke Realty Corp.	46,036	1,361
	Host Hotels & Resorts Inc.	66,928	1,313
	UDR Inc.	29,006	1,288
	Mid-America Apartment Communities Inc.	12,213	1,265
	Vornado Realty Trust	16,975	1,143
	Regency Centers Corp.	14,621	954
	Federal Realty Investment Trust	6,828	912
			74,711
Utilities (1.8%)
	NextEra Energy Inc.	91,661	17,207
	Dominion Energy Inc.	68,882	5,103
	Ameren Corp.	46,872	3,339
	Xcel Energy Inc.	44,336	2,432
	Eversource Energy	33,491	2,338
	NRG Energy Inc.	55,642	2,319
	American Water Works Co. Inc.	21,807	2,216
	WEC Energy Group Inc.	29,020	2,214
	Pinnacle West Capital Corp.	21,530	2,018
	CMS Energy Corp.	30,471	1,658
	Atmos Energy Corp.	13,200	1,305
	Alliant Energy Corp.	25,771	1,182
			43,331
Total Common Stocks
(Cost $1,778,087)			2,371,566
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
2,3	Vanguard Market Liquidity Fund, 2.563%	17,222	1,722

23

S&P 500 Growth Index Fund

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill, 2.479%, 5/9/19	500	498
Total Temporary Cash Investments (Cost $2,220)			2,220
Total Investments (100.0%) (Cost $1,780,307)			2,373,786

			Amount
			($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard			118
Receivables for Accrued Income			4,145
Receivables for Capital Shares Issued			3
Total Other Assets			4,266
Liabilities
Payables for Investment Securities Purchased			(29)
Collateral for Securities on Loan			(1,722)
Payables to Vanguard			(327)
Variation Margin Payable—Futures Contracts			(7)
Other Liabilities			(1,589)
Total Liabilities			(3,674)
Net Assets (100%)			2,374,378

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	1,886,689
Total Distributable Earnings (Loss)	487,689
Net Assets	2,374,378

ETF Shares—Net Assets
Applicable to 15,725,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,374,378
Net Asset Value Per Share—ETF Shares	$150.99

•   See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,686,000.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $1,722,000 of collateral received for securities on loan.

4   Securities with a value of $498,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	13	1,810	115

See accompanying Notes, which are an integral part of the Financial Statements.

24

S&P 500 Growth Index Fund

Statement of Operations

Six Months Ended February 28, 2019
($000)
Investment Income
Income
Dividends	16,408
Interest[1]	166
Securities Lending—Net	10
Total Income	16,584
Expenses
The Vanguard Group—Note B
Investment Advisory Services	299
Management and Administrative—ETF Shares	1,280
Management and Administrative—Institutional Shares	1
Marketing and Distribution—ETF Shares	54
Marketing and Distribution—Institutional Shares	—
Custodian Fees	10
Shareholders’ Reports—ETF Shares	31
Shareholders’ Reports—Institutional Shares	—
Total Expenses	1,675
Expenses Paid Indirectly	(8)
Net Expenses	1,667
Net Investment Income	14,917
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	12,925
Futures Contracts	(1,202)
Swap Contracts	(3,008)
Realized Net Gain (Loss)	8,715
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(124,610)
Futures Contracts	(201)
Swap Contracts	149
Change in Unrealized Appreciation (Depreciation)	(124,662)
Net Increase (Decrease) in Net Assets Resulting from Operations	(101,030)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $161,000, $1,000, and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $87,694,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

25

S&P 500 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,917	25,526
Realized Net Gain (Loss)	8,715	56,177
Change in Unrealized Appreciation (Depreciation)	(124,662)	367,332
Net Increase (Decrease) in Net Assets Resulting from Operations	(101,030)	449,035
Distributions
Net Investment Income
ETF Shares	(15,695)	(24,577)
Institutional Shares	(15)	—
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(15,710)	(24,577)
Capital Share Transactions
ETF Shares	164,273	237,714
Institutional Shares	285	—
Net Increase (Decrease) from Capital Share Transactions	164,558	237,714
Total Increase (Decrease)	47,818	662,172
Net Assets
Beginning of Period	2,326,560	1,664,388
End of Period	2,374,378	2,326,560

See accompanying Notes, which are an integral part of the Financial Statements.

26

S&P 500 Growth Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$158.27	$127.78	$109.12	$99.21	$96.99	$77.29
Investment Operations
Net Investment Income	.974[1]	1.833[1]	1.841[1]	1.565	1.523	1.257
Net Realized and Unrealized Gain (Loss) on Investments	(7.209)	30.442	18.527	9.857	2.193	19.715
Total from Investment Operations	(6.235)	32.275	20.368	11.422	3.716	20.972
Distributions
Dividends from Net Investment Income	(1.045)	(1.785)	(1.708)	(1.512)	(1.496)	(1.272)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.045)	(1.785)	(1.708)	(1.512)	(1.496)	(1.272)
Net Asset Value, End of Period	$150.99	$158.27	$127.78	$109.12	$99.21	$96.99

Total Return	-3.94%	25.48%	18.85%	11.62%	3.80%	27.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,374	$2,327	$1,664	$1,031	$570	$325
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.35%	1.29%	1.57%	1.59%	1.62%	1.56%
Portfolio Turnover Rate[2]	28%	18%	19%	20%	21%	23%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

S&P 500 Growth Index Fund

Notes to Financial Statements

Vanguard S&P 500 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Institutional Shares were first issued in October 2018; the sole shareholder redeemed in December 2018. As of February 28, 2019, there were no investors in the Institutional share class. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

28

S&P 500 Growth Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended February 28, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at February 28, 2019.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

29

S&P 500 Growth Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

30

S&P 500 Growth Index Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $118,000, representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2019, custodian fee offset arrangements reduced the fund’s expenses by $8,000 (an annual rate of 0.00% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,371,566	—	—
Temporary Cash Investments	1,722	498	—
Futures Contracts—Liabilities[1]	(7)	—	—
Total	2,373,281	498	—

1   Represents variation margin on the last day of the reporting period.

31

S&P 500 Growth Index Fund

E.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,780,307
Gross Unrealized Appreciation	607,187
Gross Unrealized Depreciation	(13,708)
Net Unrealized Appreciation (Depreciation)	593,479

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $34,698,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended February 28, 2019, the fund purchased $978,103,000 of investment securities and sold $796,497,000 of investment securities, other than temporary cash investments. Purchases and sales include $475,010,000 and $318,898,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2019, such purchases and sales were $213,567,000 and $252,110,000, respectively.

G.     Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	490,640	3,475	379,973	2,825
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(326,367)	(2,450)	(160,259)	(1,150)
Net Increase (Decrease)—ETF Shares	164,273	1,025	237,714	1,675
Institutional Shares[1]
Issued	5,400	16	—	—
Issued in Lieu of Cash Distributions	15	—	—	—
Redeemed	(5,130)	(16)	—	—
Net Increase (Decrease)—Institutional Shares	285	—	—	—

1   Institutional Shares were first issued in October 2018; the sole shareholder redeemed in December 2018. As of February 28, 2019, there were no investors in the Institutional share class.

H.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

32

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

The index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P® and S&P 500® are trademarks of S&P; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Vanguard. Vanguard product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q18402 042019

Semiannual Report | February 28, 2019 Vanguard S&P Small-Cap 600 Index Funds

Vanguard S&P Small-Cap 600 Index Fund

Vanguard S&P Small-Cap 600 Value Index Fund

Vanguard S&P Small-Cap 600 Growth Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
S&P Small-Cap 600 Index Fund	3
S&P Small-Cap 600 Value Index Fund	21
S&P Small-Cap 600 Growth Index Fund	37

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2018	2/28/2019	Period
Based on Actual Fund Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$892.82	$0.70
Institutional Shares	1,000.00	892.92	0.38
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$900.79	$0.94
Institutional Shares	1,000.00	901.23	0.38
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$885.32	$0.93
Based on Hypothetical 5% Yearly Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Institutional Shares	1,000.00	1,024.40	0.40
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,023.80	$1.00
Institutional Shares	1,000.00	1,024.40	0.40
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,023.80	$1.00

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Small-Cap 600 Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; for the S&P Small-Cap 600 Value Index Fund, 0.20% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Small-Cap 600 Growth Index Fund, 0.20% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

S&P Small-Cap 600 Index Fund

Sector Diversification

As of February 28, 2019

Communication Services	2.1%
Consumer Discretionary	13.8
Consumer Staples	3.5
Energy	3.8
Financials	18.5
Health Care	11.2
Industrials	18.8
Information Technology	14.9
Materials	4.7
Real Estate	6.8
Utilities	1.9

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Communication Services (2.1%)
*	Vonage Holdings Corp.	629,412	6,470
*	Iridium Communications Inc.	276,667	5,890
	Cogent Communications Holdings Inc.	119,384	5,815
	Gannett Co. Inc.	322,936	3,791
	EW Scripps Co. Class A	160,894	3,403
	Scholastic Corp.	79,220	3,352
	Marcus Corp.	61,680	2,615
	New Media Investment Group Inc.	155,835	2,076
	Consolidated Communications Holdings Inc.	203,719	2,023
*	Care.com Inc.	74,146	1,868
	ATN International Inc.	31,209	1,752
*	QuinStreet Inc.	109,358	1,464
*	Cincinnati Bell Inc.	144,203	1,399
*	TechTarget Inc.	63,424	1,051
*,^	Frontier Communications Corp.	306,175	934
	Spok Holdings Inc.	52,263	722
			44,625
Consumer Discretionary (13.8%)
*,^	iRobot Corp.	79,115	9,894
	Wolverine World Wide Inc.	270,971	9,690
*,^	RH	53,345	8,193
	Strategic Education Inc.	62,035	8,113
	Steven Madden Ltd.	227,330	7,500
	Monro Inc.	94,243	7,192
*	Fox Factory Holding Corp.	108,552	6,880
*	Dorman Products Inc.	83,111	6,724
*	Belmond Ltd. Class A	255,980	6,361
*	TopBuild Corp.	101,109	6,016
	LCI Industries	72,069	5,872
	Lithia Motors Inc. Class A	64,364	5,810
	DSW Inc. Class A	194,821	5,769
	Dave & Buster’s Entertainment Inc.	110,940	5,695
	Wingstop Inc.	83,684	5,574
	Office Depot Inc.	1,563,395	5,425
*	American Axle & Manufacturing Holdings Inc.	319,173	5,139
	Dine Brands Global Inc.	50,597	5,019
*	Crocs Inc.	190,787	4,899
*	Meritage Homes Corp.	107,331	4,706
	La-Z-Boy Inc.	133,815	4,605
	Cooper Tire & Rubber Co.	143,091	4,573
*	Stamps.com Inc.	48,611	4,569
	Children’s Place Inc.	46,258	4,420
	Callaway Golf Co.	253,657	4,365
*	Shutterfly Inc.	95,996	4,302
*	G-III Apparel Group Ltd.	119,818	4,267
	Abercrombie & Fitch Co.	188,083	4,128
	Core-Mark Holding Co. Inc.	130,545	4,113
*	Gentherm Inc.	99,692	4,087
*	Shake Shack Inc. Class A	73,822	4,071
	MDC Holdings Inc.	139,698	4,029
*	Asbury Automotive Group Inc.	55,989	4,019

*	Sleep Number Corp.	88,166	3,848
	Caleres Inc.	123,359	3,836
	Oxford Industries Inc.	48,396	3,825
	Nutrisystem Inc.	84,057	3,638
	Guess? Inc.	161,978	3,627
*	Garrett Motion Inc.	211,470	3,540
	GameStop Corp. Class A	291,552	3,411
*	Cavco Industries Inc.	24,428	3,382
*	Career Education Corp.	199,332	3,313
	Group 1 Automotive Inc.	52,029	3,235
*,^	LGI Homes Inc.	53,214	3,145
	BJ’s Restaurants Inc.	60,799	2,909
	Standard Motor Products Inc.	57,702	2,845
	Sturm Ruger & Co. Inc.	49,889	2,841

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
*	Cooper-Standard Holdings Inc.	47,264	2,841
*	Genesco Inc.	57,706	2,785
*	Installed Building Products Inc.	62,558	2,729
	Winnebago Industries Inc.	82,896	2,705
	Shutterstock Inc.	53,229	2,466
*	Rent-A-Center Inc.	127,314	2,369
	Chico’s FAS Inc.	360,935	2,108
	Ruth’s Hospitality Group Inc.	82,200	2,089
*	M/I Homes Inc.	79,714	2,076
*	Fossil Group Inc.	130,513	2,041
	Tailored Brands Inc.	142,721	1,850
	Movado Group Inc.	47,158	1,652
*	Conn’s Inc.	69,214	1,633
*	Regis Corp.	85,651	1,549
^	Buckle Inc.	80,541	1,546
*	American Public Education Inc.	46,904	1,515
*	Monarch Casino & Resort Inc.	33,550	1,471
*	Vista Outdoor Inc.	164,089	1,462
	Ethan Allen Interiors Inc.	71,108	1,428
*,^	JC Penney Co. Inc.	895,817	1,362
	PetMed Express Inc.	58,909	1,358
*	Zumiez Inc.	54,198	1,339
	Haverty Furniture Cos. Inc.	54,638	1,331
*	William Lyon Homes Class A	93,565	1,324
*	Universal Electronics Inc.	39,479	1,318
*	MarineMax Inc.	65,828	1,292
*	Motorcar Parts of America Inc.	54,295	1,123
*	Red Robin Gourmet Burgers Inc.	36,649	1,114
*	Ascena Retail Group Inc.	501,914	1,114
	Shoe Carnival Inc.	28,778	1,098
*	Chuy’s Holdings Inc.	48,672	1,089
	Cato Corp. Class A	65,601	1,033
*	Fiesta Restaurant Group Inc.	67,660	1,020
	Barnes & Noble Inc.	161,529	1,018
	Sonic Automotive Inc. Class A	67,176	1,010
*	Express Inc.	193,806	1,008
*	Hibbett Sports Inc.	53,485	992
*	El Pollo Loco Holdings Inc.	64,326	973
*	Lumber Liquidators Holdings Inc.	81,991	968
*	Unifi Inc.	41,200	911
*	Barnes & Noble Education Inc.	105,161	725
	Tile Shop Holdings Inc.	112,146	715
*	Vera Bradley Inc.	62,825	600
*	Nautilus Inc.	85,466	558
*	Liquidity Services Inc.	76,084	525
*	Kirkland’s Inc.	41,523	485
	Superior Industries International Inc.	65,388	405
*	Vitamin Shoppe Inc.	46,172	340
			299,877
Consumer Staples (3.5%)
*	Darling Ingredients Inc.	470,456	10,341
	WD-40 Co.	39,553	7,079
	J&J Snack Foods Corp.	42,902	6,662
	B&G Foods Inc.	188,336	4,637
	Medifast Inc.	34,182	4,356
	Universal Corp.	71,347	4,234
*	Avon Products Inc.	1,263,931	3,905
	Cal-Maine Foods Inc.	86,380	3,809
	Calavo Growers Inc.	44,657	3,802
	Inter Parfums Inc.	49,245	3,633
	Coca-Cola Consolidated Inc.	13,258	3,286
*	Central Garden & Pet Co. Class A	116,100	3,233
	MGP Ingredients Inc.	36,144	2,958
	Andersons Inc.	75,541	2,792
*	United Natural Foods Inc.	145,183	2,179
*	Chefs’ Warehouse Inc.	66,265	2,121
	SpartanNash Co.	103,040	1,956
	John B Sanfilippo & Son Inc.	24,982	1,736
	Dean Foods Co.	262,674	1,053
*	Central Garden & Pet Co.	30,267	947
*	Seneca Foods Corp. Class A	19,558	577
			75,296
Energy (3.8%)
*	PDC Energy Inc.	188,809	6,999
*	Dril-Quip Inc.	102,190	4,354
*	ProPetro Holding Corp.	211,749	4,205
	Archrock Inc.	369,348	3,605
*	Gulfport Energy Corp.	450,537	3,451
	US Silica Holdings Inc.	221,477	3,300
*	SRC Energy Inc.	693,067	3,188
*	C&J Energy Services Inc.	178,809	3,088
	Nabors Industries Ltd.	929,901	3,013
*	CONSOL Energy Inc.	79,363	3,012
*	Helix Energy Solutions Group Inc.	398,455	2,949
*	Oil States International Inc.	171,265	2,936
*	Renewable Energy Group Inc.	106,524	2,830
*	Carrizo Oil & Gas Inc.	243,386	2,672
*	Denbury Resources Inc.	1,318,198	2,531
*	Unit Corp.	155,009	2,410

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
*	Newpark Resources Inc.	259,319	2,292
*	SEACOR Holdings Inc.	48,999	2,188
*	Noble Corp. plc	708,669	2,133
*	Penn Virginia Corp.	38,532	2,068
*	Superior Energy Services Inc.	441,191	2,065
	Green Plains Inc.	111,156	1,734
*	KLX Energy Services Holdings Inc.	64,269	1,694
*	Matrix Service Co.	77,253	1,614
*	Exterran Corp.	89,505	1,528
*	Laredo Petroleum Inc.	432,792	1,485
*	Par Pacific Holdings Inc.	84,825	1,434
*	REX American Resources Corp.	16,275	1,297
*	Bonanza Creek Energy Inc.	53,707	1,234
*	Ring Energy Inc.	163,599	1,009
*	TETRA Technologies Inc.	357,138	854
*	HighPoint Resources Corp.	310,983	806
*	Era Group Inc.	58,606	675
*	Geospace Technologies Corp.	38,907	638
*	Pioneer Energy Services Corp.	225,530	399
*	Gulf Island Fabrication Inc.	38,380	376
*	CARBO Ceramics Inc.	60,889	248
*,^	Bristow Group Inc.	104,525	123
			82,437
Financials (18.5%)
	First Financial Bankshares Inc.	193,521	12,550
	Selective Insurance Group Inc.	168,354	11,105
	FirstCash Inc.	125,235	10,978
	Glacier Bancorp Inc.	241,546	10,585
	Community Bank System Inc.	146,281	9,478
	American Equity Investment Life Holding Co.	258,250	8,174
	Columbia Banking System Inc.	209,359	7,931
	RLI Corp.	111,942	7,894
	First Financial Bancorp	279,785	7,758
	Old National Bancorp	430,363	7,652
	First BanCorp	620,603	7,143
	Simmons First National Corp. Class A	264,420	7,094
	First Midwest Bancorp Inc.	304,040	7,039
	Independent Bank Corp.	80,233	6,830
	CVB Financial Corp.	292,955	6,676
	United Community Banks Inc.	226,330	6,267
	ProAssurance Corp.	153,310	6,224
	Great Western Bancorp Inc.	164,795	6,188
	Apollo Commercial Real Estate Finance Inc.	321,618	5,841
	Invesco Mortgage Capital Inc.	359,361	5,721
	Banner Corp.	90,033	5,594
	Northwest Bancshares Inc.	295,313	5,493
	LegacyTexas Financial Group Inc.	128,863	5,377
*	Eagle Bancorp Inc.	90,305	5,345
*	Axos Financial Inc.	157,997	5,100
	Hope Bancorp Inc.	349,552	5,096
	Westamerica Bancorporation	76,341	4,907
	Provident Financial Services Inc.	175,735	4,824
	NBT Bancorp Inc.	124,779	4,820
	Ameris Bancorp	114,005	4,648
	Navigators Group Inc.	66,540	4,643
	Horace Mann Educators Corp.	117,032	4,587
	Walker & Dunlop Inc.	82,115	4,582
	ServisFirst Bancshares Inc.	130,993	4,581
*	NMI Holdings Inc. Class A	189,424	4,575
*	Seacoast Banking Corp. of Florida	146,452	4,250
*	PRA Group Inc.	129,400	4,165
	Waddell & Reed Financial Inc. Class A	223,783	4,142
	S&T Bancorp Inc.	100,024	4,139
	Redwood Trust Inc.	265,925	4,069
	First Commonwealth Financial Corp.	283,904	3,992
	PennyMac Mortgage Investment Trust	194,189	3,958
	Employers Holdings Inc.	93,744	3,905
	Pacific Premier Bancorp Inc.	128,512	3,836
	City Holding Co.	47,510	3,807
	Safety Insurance Group Inc.	41,519	3,709
*	Blucora Inc.	137,062	3,686
	Brookline Bancorp Inc.	229,941	3,674
	Berkshire Hills Bancorp Inc.	115,452	3,616
	Veritex Holdings Inc.	128,934	3,611
	Universal Insurance Holdings Inc.	91,848	3,586
	James River Group Holdings Ltd.	85,601	3,517
	AMERISAFE Inc.	55,073	3,476
	Southside Bancshares Inc.	94,370	3,277
	ARMOUR Residential REIT Inc.	158,754	3,183

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
	New York Mortgage Trust Inc.	523,569	3,141
	Heritage Financial Corp.	94,751	3,119
	United Fire Group Inc.	60,884	2,968
	Piper Jaffray Cos.	42,360	2,964
	Stewart Information Services Corp.	67,887	2,914
	Boston Private Financial Holdings Inc.	241,373	2,870
	Investment Technology Group Inc.	94,512	2,857
	Tompkins Financial Corp.	35,394	2,846
*	eHealth Inc.	52,324	2,795
	Flagstar Bancorp Inc.	84,013	2,744
	Granite Point Mortgage Trust Inc.	144,012	2,739
	National Bank Holdings Corp. Class A	73,834	2,668
	WisdomTree Investments Inc.	332,681	2,588
	OFG Bancorp	125,051	2,587
*	Ambac Financial Group Inc.	129,576	2,562
*	Encore Capital Group Inc.	73,116	2,501
*	Enova International Inc.	97,843	2,497
	Central Pacific Financial Corp.	83,751	2,444
*	World Acceptance Corp.	19,215	2,363
	TrustCo Bank Corp. NY	277,237	2,348
*	Triumph Bancorp Inc.	69,281	2,347
*	Third Point Reinsurance Ltd.	211,537	2,261
*	HomeStreet Inc.	77,083	2,151
	Banc of California Inc.	122,017	2,113
	Hanmi Financial Corp.	91,265	2,106
	Virtus Investment Partners Inc.	20,436	2,091
	Fidelity Southern Corp.	63,442	2,067
	Preferred Bank	39,827	2,040
	Capstead Mortgage Corp.	245,076	2,034
	Northfield Bancorp Inc.	134,449	2,005
*	INTL. FCStone Inc.	45,370	1,974
	Oritani Financial Corp.	109,863	1,972
	Meta Financial Group Inc.	78,455	1,832
	Dime Community Bancshares Inc.	88,868	1,776
*	Customers Bancorp Inc.	82,959	1,775
*	EZCORP Inc. Class A	148,291	1,449
	Opus Bank	61,720	1,405
*	Donnelley Financial Solutions Inc.	97,212	1,381
	Greenhill & Co. Inc.	50,014	1,177
	Franklin Financial Network Inc.	34,854	1,143
	United Insurance Holdings Corp.	61,870	1,013
	HCI Group Inc.	20,435	943
	Maiden Holdings Ltd.	197,737	243
			402,711
Health Care (11.1%)
*	Omnicell Inc.	113,205	9,617
*	Neogen Corp.	148,522	9,202
*	LHC Group Inc.	83,347	9,142
*	Merit Medical Systems Inc.	156,641	8,730
*	HMS Holdings Corp.	239,683	8,259
*	Integer Holdings Corp.	85,090	7,740
*	Emergent BioSolutions Inc.	128,060	7,472
*	BioTelemetry Inc.	95,122	7,108
	Ensign Group Inc.	140,492	6,947
*	AMN Healthcare Services Inc.	133,896	6,696
*	Repligen Corp.	111,476	6,635
*	Myriad Genetics Inc.	213,605	6,628
*	Endo International plc	570,460	6,269
*	Supernus Pharmaceuticals Inc.	149,304	6,098
	CONMED Corp.	73,881	5,681
*	NeoGenomics Inc.	265,728	5,208
*	Magellan Health Inc.	69,287	4,719
*	Medicines Co.	187,765	4,632
*	Enanta Pharmaceuticals Inc.	44,939	4,608
*	Select Medical Holdings Corp.	309,227	4,583
*	REGENXBIO Inc.	86,001	4,449
*	Medpace Holdings Inc.	74,233	4,079
	US Physical Therapy Inc.	36,205	3,991
*	Cambrex Corp.	95,882	3,964
*	Momenta Pharmaceuticals Inc.	274,240	3,864
*	Corcept Therapeutics Inc.	300,212	3,744
*	Tactile Systems Technology Inc.	48,000	3,648
*	Varex Imaging Corp.	108,838	3,422
*	Orthofix Medical Inc.	54,009	3,300
*	Spectrum Pharmaceuticals Inc.	290,128	3,136
*	Innoviva Inc.	193,780	3,042
*	Vanda Pharmaceuticals Inc.	150,018	3,036
	Luminex Corp.	118,407	3,017
*	CryoLife Inc.	97,326	2,879
*	Tabula Rasa HealthCare Inc.	48,483	2,672
*	Natus Medical Inc.	96,436	2,665
*	Lantheus Holdings Inc.	109,853	2,510
*	Tivity Health Inc.	116,939	2,502

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
*	Amphastar Pharmaceuticals Inc.	98,194	2,440
*	NextGen Healthcare Inc.	137,081	2,399
*	AngioDynamics Inc.	106,278	2,382
*	Providence Service Corp.	31,582	2,252
*	Surmodics Inc.	38,337	2,237
	Meridian Bioscience Inc.	121,533	2,075
	HealthStream Inc.	73,059	2,031
*	Addus HomeCare Corp.	28,591	1,922
*	OraSure Technologies Inc.	175,883	1,891
*	CorVel Corp.	26,202	1,763
	Phibro Animal Health Corp. Class A	57,961	1,698
*	Acorda Therapeutics Inc.	112,670	1,661
*,^	Community Health Systems Inc.	333,593	1,651
*	Heska Corp.	19,629	1,605
*	Eagle Pharmaceuticals Inc.	31,487	1,577
*	ANI Pharmaceuticals Inc.	23,604	1,553
*	AMAG Pharmaceuticals Inc.	99,316	1,479
	LeMaitre Vascular Inc.	45,669	1,366
*	Anika Therapeutics Inc.	40,804	1,331
	Computer Programs & Systems Inc.	34,518	1,137
*	Cytokinetics Inc.	156,898	1,133
	Owens & Minor Inc.	175,888	1,098
*	Akorn Inc.	265,827	1,077
*	Progenics Pharmaceuticals Inc.	242,895	1,074
*	Diplomat Pharmacy Inc.	160,397	1,035
	Invacare Corp.	96,100	935
*,^	Lannett Co. Inc.	97,627	919
*	Cross Country Healthcare Inc.	104,146	910
*	Assertio Therapeutics Inc.	184,480	764
*	Cutera Inc.	39,409	675
*	Quorum Health Corp.	70,592	197
*	Amedisys Inc.	552	69
			242,230
Industrials (18.8%)
*	Trex Co. Inc.	167,888	12,583
	Tetra Tech Inc.	158,181	9,494
*	Axon Enterprise Inc.	167,007	8,990
*	Mercury Systems Inc.	138,302	8,785
*	Proto Labs Inc.	77,349	8,740
	Moog Inc. Class A	92,858	8,725
	John Bean Technologies Corp.	90,330	8,464
	Exponent Inc.	148,632	8,417
*	FTI Consulting Inc.	109,699	8,135
	SkyWest Inc.	148,297	8,014
	Korn Ferry	161,938	7,901
	Hillenbrand Inc.	178,227	7,894
*	Chart Industries Inc.	89,163	7,871
	Barnes Group Inc.	134,947	7,836
*	Aerojet Rocketdyne Holdings Inc.	205,819	7,667
	Simpson Manufacturing Co. Inc.	118,223	7,085
	ABM Industries Inc.	188,145	6,709
	Brady Corp. Class A	139,808	6,614
	Applied Industrial Technologies Inc.	110,736	6,438
	Albany International Corp.	82,883	6,428
	Watts Water Technologies Inc. Class A	79,367	6,392
	UniFirst Corp.	44,111	6,344
	Franklin Electric Co. Inc.	110,885	5,900
	Comfort Systems USA Inc.	106,204	5,695
	Universal Forest Products Inc.	176,158	5,456
	Mueller Industries Inc.	164,796	5,447
	Forward Air Corp.	83,445	5,395
*	Harsco Corp.	229,474	5,136
	ESCO Technologies Inc.	74,067	5,125
	Cubic Corp.	81,608	5,035
	Kaman Corp.	79,887	4,919
*	Saia Inc.	73,395	4,856
*	Aerovironment Inc.	60,834	4,847
	Allegiant Travel Co. Class A	36,479	4,819
	Arcosa Inc.	139,317	4,666
	AAON Inc.	116,100	4,628
	Mobile Mini Inc.	127,673	4,597
*	SPX Corp.	123,998	4,509
	Matson Inc.	121,975	4,405
	Actuant Corp. Class A	174,490	4,266
	Federal Signal Corp.	172,123	4,231
	Hawaiian Holdings Inc.	141,140	4,199
*	SPX FLOW Inc.	121,579	4,197
*	Hub Group Inc. Class A	96,024	4,127
	Raven Industries Inc.	102,733	4,101
	EnPro Industries Inc.	59,253	4,064
*	Atlas Air Worldwide Holdings Inc.	73,114	3,929
	Greenbrier Cos. Inc.	92,435	3,813
*	American Woodmark Corp.	43,896	3,740
*	WageWorks Inc.	113,267	3,726
*	Gibraltar Industries Inc.	91,614	3,710
	Matthews International Corp. Class A	91,633	3,644
	US Ecology Inc.	62,957	3,612
	Encore Wire Corp.	59,660	3,534
	AZZ Inc.	74,422	3,425
	AAR Corp.	93,072	3,400
	Viad Corp.	58,107	3,364
	Triumph Group Inc.	142,350	3,297
	Tennant Co.	51,781	3,273

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
	Interface Inc. Class A	170,006	3,018
	Standex International Corp.	36,647	3,005
*	Patrick Industries Inc.	65,145	2,945
	Apogee Enterprises Inc.	80,506	2,873
	Lindsay Corp.	30,725	2,841
	Heartland Express Inc.	135,735	2,727
*	TrueBlue Inc.	115,675	2,663
	Alamo Group Inc.	27,533	2,644
	ArcBest Corp.	73,378	2,556
	Navigant Consulting Inc.	121,643	2,505
*	PGT Innovations Inc.	165,500	2,496
	Astec Industries Inc.	65,239	2,490
	Wabash National Corp.	160,528	2,382
	Heidrick & Struggles International Inc.	54,135	2,334
	Kelly Services Inc. Class A	89,227	2,153
	Marten Transport Ltd.	110,831	2,067
	Multi-Color Corp.	39,843	1,986
*	Echo Global Logistics Inc.	81,798	1,965
*	CIRCOR International Inc.	56,688	1,787
	Quanex Building Products Corp.	100,981	1,736
	Griffon Corp.	96,531	1,722
*	DXP Enterprises Inc.	45,870	1,622
	National Presto Industries Inc.	14,431	1,618
*	Aegion Corp. Class A	91,956	1,596
*	MYR Group Inc.	47,118	1,580
	Briggs & Stratton Corp.	120,180	1,576
*	Vicor Corp.	46,008	1,462
	Resources Connection Inc.	84,130	1,461
	Forrester Research Inc.	29,018	1,457
*	Lydall Inc.	49,706	1,399
*	Team Inc.	86,397	1,350
	Insteel Industries Inc.	52,248	1,189
	RR Donnelley & Sons Co.	202,143	1,088
*	Veritiv Corp.	36,353	1,050
	Titan International Inc.	144,156	902
	LSC Communications Inc.	95,973	812
	Powell Industries Inc.	25,205	809
*	Orion Group Holdings Inc.	81,702	347
			408,826
Information Technology (14.9%)
*	Semtech Corp.	188,041	10,350
	Cabot Microelectronics Corp.	81,879	9,261
*	Viavi Solutions Inc.	652,585	8,568
*	Finisar Corp.	335,425	8,215
*	Rogers Corp.	52,544	8,157
*	Qualys Inc.	96,766	8,093
*	II-VI Inc.	170,785	7,255
	Brooks Automation Inc.	205,058	6,584
*	Alarm.com Holdings Inc.	100,123	6,571
*	Sanmina Corp.	195,051	6,230
*	Fabrinet	105,224	6,156
	Power Integrations Inc.	83,786	6,121
*	ExlService Holdings Inc.	97,920	6,012
	Travelport Worldwide Ltd.	374,984	5,895
*	Insight Enterprises Inc.	101,373	5,659
*	Plexus Corp.	89,906	5,553
*	Advanced Energy Industries Inc.	109,967	5,539
*	SPS Commerce Inc.	50,468	5,389
*	8x8 Inc.	272,464	5,359
*	Bottomline Technologies DE Inc.	104,552	5,215
*,^	SolarEdge Technologies Inc.	122,888	5,193
*	Itron Inc.	95,724	5,074
	EVERTEC Inc.	172,483	4,936
	Badger Meter Inc.	83,187	4,895
*	Anixter International Inc.	82,276	4,828
	Progress Software Corp.	128,324	4,720
*	LivePerson Inc.	166,639	4,659
*,^	3D Systems Corp.	326,227	4,606
*	Diodes Inc.	113,345	4,571
*	MaxLinear Inc.	179,306	4,508
	Kulicke & Soffa Industries Inc.	191,882	4,475
*	Knowles Corp.	257,697	4,195
*	OSI Systems Inc.	48,225	4,188
	ManTech International Corp.Class A	75,857	4,123
*	Virtusa Corp.	78,619	3,968
	CSG Systems International Inc.	95,245	3,957
	Ebix Inc.	64,330	3,748
	TiVo Corp.	354,051	3,551
*	ePlus Inc.	39,162	3,503
*	MicroStrategy Inc. Class A	24,576	3,477
	Benchmark Electronics Inc.	124,873	3,422
*	Electronics For Imaging Inc.	125,460	3,392
*	Sykes Enterprises Inc.	113,693	3,364
*	FormFactor Inc.	211,648	3,355
	Xperi Corp.	138,308	3,319
	NIC Inc.	190,204	3,251
*	NETGEAR Inc.	90,227	3,235
*	TTM Technologies Inc.	263,632	3,195
*	Rambus Inc.	310,090	3,185
*	Cardtronics plc Class A	106,700	3,149
	KEMET Corp.	164,091	3,110
	CTS Corp.	94,481	3,035
	Methode Electronics Inc.	105,653	2,965
*	Cray Inc.	116,633	2,861
*	Extreme Networks Inc.	337,916	2,778
*	ScanSource Inc.	73,121	2,746

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
	MTS Systems Corp.	51,095	2,723
*	Perficient Inc.	94,772	2,711
	Monotype Imaging Holdings Inc.	119,052	2,333
*	FARO Technologies Inc.	49,477	2,267
	Cohu Inc.	116,201	2,079
*	Rudolph Technologies Inc.	91,252	2,060
	ADTRAN Inc.	136,091	2,044
*	Diebold Nixdorf Inc.	218,025	2,004
*	Nanometrics Inc.	69,255	1,971
*	Unisys Corp.	145,868	1,971
*	Axcelis Technologies Inc.	93,013	1,955
*	Photronics Inc.	195,288	1,916
*	OneSpan Inc.	89,685	1,910
	Comtech Telecommunications Corp.	67,993	1,802
*	CEVA Inc.	62,648	1,743
*	Veeco Instruments Inc.	136,644	1,560
*	Control4 Corp.	76,613	1,380
*	Harmonic Inc.	249,530	1,377
*,^	Ichor Holdings Ltd.	65,378	1,371
*	CalAmp Corp.	98,612	1,371
	TTEC Holdings Inc.	39,664	1,359
*	Ultra Clean Holdings Inc.	111,686	1,189
*	SMART Global Holdings Inc.	35,853	1,051
*	Digi International Inc.	79,326	1,047
*	Agilysys Inc.	49,970	1,044
	Park Electrochemical Corp.	55,069	958
*	PDF Solutions Inc.	78,451	934
	Daktronics Inc.	113,371	921
*	Arlo Technologies Inc.	211,132	914
*	DSP Group Inc.	55,201	758
*,^	Applied Optoelectronics Inc.	54,297	733
	Bel Fuse Inc. Class B	28,967	708
*	Kopin Corp.	180,231	276
			324,159
Materials (4.7%)
*	Ingevity Corp.	119,926	13,818
	Balchem Corp.	92,141	8,176
	Quaker Chemical Corp.	38,094	7,961
	HB Fuller Co.	144,848	7,312
	Innospec Inc.	69,777	5,712
	Stepan Co.	57,896	5,448
	Kaiser Aluminum Corp.	47,093	5,156
	Schweitzer-Mauduit International Inc.	87,748	3,384
	Materion Corp.	57,775	3,338
	Neenah Inc.	48,213	3,258
*	Kraton Corp.	91,263	3,247
	Boise Cascade Co.	110,975	3,095
*	AdvanSix Inc.	85,129	2,788
*,^	AK Steel Holding Corp.	903,443	2,728
	Rayonier Advanced Materials Inc.	145,229	2,046
	Myers Industries Inc.	101,658	1,940
	Innophos Holdings Inc.	56,009	1,859
*	SunCoke Energy Inc.	185,789	1,843
*	US Concrete Inc.	45,822	1,838
	Mercer International Inc.	123,531	1,769
	PH Glatfelter Co.	125,618	1,689
*	Koppers Holdings Inc.	58,878	1,448
	American Vanguard Corp.	76,744	1,441
*	TimkenSteel Corp.	112,328	1,400
	FutureFuel Corp.	74,303	1,370
*	Clearwater Paper Corp.	47,296	1,353
	Tredegar Corp.	73,227	1,276
	Haynes International Inc.	35,978	1,266
*	Century Aluminum Co.	140,747	1,215
	Hawkins Inc.	27,777	1,145
	Olympic Steel Inc.	26,216	509
*	LSB Industries Inc.	57,652	406
			101,234
Other (0.0%)[2]
*,§	A Schulman Inc. CVR	71,146	31

Real Estate (6.8%)
	EastGroup Properties Inc.	103,044	10,888
	PS Business Parks Inc.	57,109	8,405
	Acadia Realty Trust	233,054	6,640
	Agree Realty Corp.	98,519	6,476
	DiamondRock Hospitality Co.	594,343	6,353
	CareTrust REIT Inc.	253,777	5,669
	Retail Opportunity Investments Corp.	325,765	5,593
	Lexington Realty Trust	600,774	5,581
	Four Corners Property Trust Inc.	193,633	5,304
	Chesapeake Lodging Trust	172,565	5,198
	HFF Inc. Class A	111,754	5,051
	LTC Properties Inc.	113,301	5,033
	American Assets Trust Inc.	107,960	4,690
	National Storage Affiliates Trust	161,600	4,576
	Office Properties Income Trust	137,371	4,191
	Global Net Lease Inc.	217,238	3,875
	Kite Realty Group Trust	239,038	3,762
	Summit Hotel Properties Inc.	299,341	3,409
	Getty Realty Corp.	96,099	3,166
	Easterly Government Properties Inc.	173,785	3,125
	Washington Prime Group Inc.	531,447	3,072
	RPT Realty	228,876	2,902

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
	Universal Health Realty Income Trust	36,103	2,689
	Chatham Lodging Trust	133,136	2,660
	Independence Realty Trust Inc.	253,846	2,630
	NorthStar Realty Europe Corp.	142,535	2,557
*	Marcus & Millichap Inc.	60,944	2,354
	Innovative Industrial Properties Inc.	28,014	2,213
	Franklin Street Properties Corp.	304,771	2,207
	Armada Hoffler Properties Inc.	141,101	2,159
	RE/MAX Holdings Inc. Class A	50,950	1,999
	Hersha Hospitality Trust Class A	103,593	1,953
	Saul Centers Inc.	32,911	1,865
	Community Healthcare Trust Inc.	50,267	1,794
	Urstadt Biddle Properties Inc. Class A	85,212	1,783
	iStar Inc.	193,450	1,693
	Whitestone REIT	113,789	1,480
	Pennsylvania REIT	184,260	1,133
^	CBL & Associates Properties Inc.	494,175	1,057
	Cedar Realty Trust Inc.	248,875	866
			148,051
Utilities (1.9%)
	South Jersey Industries Inc.	263,689	7,634
	Avista Corp.	187,806	7,589
	American States Water Co.	105,011	7,469
	California Water Service Group	137,354	7,145
	El Paso Electric Co.	116,264	6,255
	Northwest Natural Holding Co.	82,397	5,292
			41,384
Total Common Stocks (Cost $2,027,884)			2,170,861
Temporary Cash Investments (2.2%)[1]
Money Market Fund (2.2%)
3,4	Vanguard Market Liquidity Fund, 2.563%	462,539	46,258

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill, 2.423%–2.439%, 4/11/19	400	399
Total Temporary Cash Investments (Cost $46,655)			46,657
Total Investments (102.1%) (Cost $2,074,539)			2,217,518

			Amount
			($000)
Other Assets and Liabilities (-2.1%)
Other Assets
Investment in Vanguard			107
Receivables for Accrued Income			1,250
Receivables for Capital Shares Issued			698
Other Assets			117
Total Other Assets			2,172
Liabilities
Payables for Investment Securities Purchased			(21,975)
Collateral for Securities on Loan			(24,528)
Payables for Capital Shares Redeemed			(912)
Payables to Vanguard			(229)
Variable Margin Payable—Futures Contracts			(5)
Total Liabilities			(47,649)
Net Assets (100%)			2,172,041

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	2,056,684
Total Distributable Earnings (Loss)	115,357
Net Assets	2,172,041

ETF Shares—Net Assets
Applicable to 7,475,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,085,354
Net Asset Value Per Share—ETF Shares	$145.20

S&P Small-Cap 600 Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 3,721,360 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,086,687
Net Asset Value Per Share—Institutional Shares	$292.01

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $22,932,000.

§ Security value determined using significant unobservable inputs.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.1%, respectively, of net assets.

2   “Other” represents securities that are not classified by the fund’s benchmark index.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Includes $24,528,000 of collateral received for securities on loan.

5   Securities with a value of $399,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	14	1,103	3

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	12,736
Interest[1]	57
Securities Lending—Net	186
Total Income	12,979
Expenses
The Vanguard Group—Note B
Investment Advisory Services	272
Management and Administrative—ETF Shares	548
Management and Administrative—Institutional Shares	188
Marketing and Distribution—ETF Shares	30
Marketing and Distribution—Institutional Shares	19
Custodian Fees	38
Shareholders’ Reports—ETF Shares	20
Shareholders’ Reports—Institutional Shares	12
Trustees’ Fees and Expenses	—
Total Expenses	1,127
Net Investment Income	11,852
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	61,710
Futures Contracts	(224)
Realized Net Gain (Loss)	61,486
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(278,151)
Futures Contracts	(111)
Change in Unrealized Appreciation (Depreciation)	(278,262)
Net Increase (Decrease) in Net Assets Resulting from Operations	(204,924)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $54,000, ($1,000), and ($1,000) respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $74,817,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,852	21,613
Realized Net Gain (Loss)	61,486	133,795
Change in Unrealized Appreciation (Depreciation)	(278,262)	321,704
Net Increase (Decrease) in Net Assets Resulting from Operations	(204,924)	477,112
Distributions
Net Investment Income
ETF Shares	(11,931)	(8,287)
Institutional Shares	(11,102)	(9,557)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(23,033)	(17,844)
Capital Share Transactions
ETF Shares	104,971	198,555
Institutional Shares	168,717	113,603
Net Increase (Decrease) from Capital Share Transactions	273,688	312,158
Total Increase (Decrease)	45,731	771,426
Net Assets
Beginning of Period	2,126,310	1,354,884
End of Period	2,172,041	2,126,310

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Financial Highlights

ETF Shares

	Six Months	Year Ended August 31,
	Ended
For a Share Outstanding	February 28,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$164.67	$125.83	$112.23	$100.42	$99.81	$84.98
Investment Operations
Net Investment Income	.850[1]	1.784[1]	1.573[1]	1.375[1]	1.204	.976
Net Realized and Unrealized Gain (Loss) on Investments	(18.657)	38.598	13.212	11.683	.497	14.697
Total from Investment Operations	(17.807)	40.382	14.785	13.058	1.701	15.673
Distributions
Dividends from Net Investment Income	(1.663)	(1.542)	(1.185)	(1.248)	(1.091)	(.843)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.663)	(1.542)	(1.185)	(1.248)	(1.091)	(.843)
Net Asset Value, End of Period	$145.20	$164.67	$125.83	$112.23	$100.42	$99.81

Total Return	-10.72%	32.32%	13.18%	13.17%	1.69%	18.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,085	$1,107	$683	$342	$206	$165
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.23%	1.27%	1.36%	1.27%	1.10%
Portfolio Turnover Rate[2]	7%	13%	22%	15%	11%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Financial Highlights

Institutional Shares

	Six Months	Year Ended August 31,
	Ended
For a Share Outstanding	February 28,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$331.26	$252.98	$225.56	$201.83	$200.56	$170.71
Investment Operations
Net Investment Income	1.778[1]	3.769[1]	3.303[1]	2.925[1]	2.545	2.049
Net Realized and Unrealized Gain (Loss) on Investments	(37.518)	77.632	26.605	23.454	1.019	29.565
Total from Investment Operations	(35.740)	81.401	29.908	26.379	3.564	31.614
Distributions
Dividends from Net Investment Income	(3.510)	(3.121)	(2.488)	(2.649)	(2.294)	(1.764)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.510)	(3.121)	(2.488)	(2.649)	(2.294)	(1.764)
Net Asset Value, End of Period	$292.01	$331.26	$252.98	$225.56	$201.83	$200.56

Total Return	-10.71%	32.39%	13.26%	13.22%	1.77%	18.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,087	$1,019	$672	$331	$238	$179
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.32%	1.30%	1.34%	1.43%	1.34%	1.17%
Portfolio Turnover Rate[2]	7%	13%	22%	15%	11%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts each represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

S&P Small-Cap 600 Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $107,000, representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,170,830	—	31
Temporary Cash Investments	46,258	399	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	2,217,083	399	31

1 Represents variation margin on the last day of the reporting period.

S&P Small-Cap 600 Index Fund

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,074,539
Gross Unrealized Appreciation	350,909
Gross Unrealized Depreciation	(207,930)
Net Unrealized Appreciation (Depreciation)	142,979

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $16,451,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 28, 2019, the fund purchased $553,125,000 of investment securities and sold $283,118,000 of investment securities, other than temporary cash investments. Purchases and sales include $268,464,000 and $214,707,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	351,174	2,450	542,381	3,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(246,203)	(1,700)	(343,826)	(2,400)
Net Increase (Decrease)—ETF Shares	104,971	750	198,555	1,300
Institutional Shares
Issued	239,270	889	243,583	861
Issued in Lieu of Cash Distributions	8,867	33	7,621	27
Redeemed	(79,420)	(276)	(137,601)	(469)
Net Increase (Decrease)—Institutional Shares	168,717	646	113,603	419

G. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Value Index Fund

Sector Diversification

As of February 28, 2019

Communication Services	1.8%
Consumer Discretionary	14.4
Consumer Staples	3.9
Energy	5.2
Financials	21.3
Health Care	4.2
Industrials	19.7
Information Technology	15.6
Materials	5.8
Real Estate	6.1
Utilities	2.0

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Communication Services (1.8%)
	Gannett Co. Inc.	131,030	1,538
*	Vonage Holdings Corp.	135,363	1,391
	Scholastic Corp.	32,140	1,360
	New Media Investment Group Inc.	62,613	834
	Cogent Communications Holdings Inc.	15,923	776
*	Cincinnati Bell Inc.	58,022	563
*,^	Frontier Communications Corp.	121,193	370
	Consolidated Communications Holdings Inc.	37,148	369
	Spok Holdings Inc.	20,777	287
*	TechTarget Inc.	8,889	147
			7,635
Consumer Discretionary (14.3%)
*	TopBuild Corp.	40,967	2,437
	LCI Industries	29,175	2,377
	Lithia Motors Inc. Class A	26,077	2,354
	Office Depot Inc.	631,894	2,193
*	American Axle & Manufacturing Holdings Inc.	128,987	2,077
*	Meritage Homes Corp.	43,379	1,902
	La-Z-Boy Inc.	54,212	1,865
	Cooper Tire & Rubber Co.	57,919	1,851
*	G-III Apparel Group Ltd.	48,466	1,726
*	RH	11,021	1,693
	Abercrombie & Fitch Co.	76,227	1,673
	Core-Mark Holding Co. Inc.	52,904	1,667
	MDC Holdings Inc.	56,689	1,635
	Steven Madden Ltd.	48,891	1,613
	Caleres Inc.	49,936	1,553
	Wolverine World Wide Inc.	41,738	1,493
*	Garrett Motion Inc.	85,406	1,430
	GameStop Corp. Class A	118,074	1,381
	Group 1 Automotive Inc.	21,017	1,307
*	LGI Homes Inc.	21,492	1,270
*	Cooper-Standard Holdings Inc.	19,169	1,152
*	Genesco Inc.	23,299	1,125
*	Installed Building Products Inc.	25,218	1,100
	Winnebago Industries Inc.	33,482	1,092
	DSW Inc. Class A	35,413	1,049
*	Rent-A-Center Inc.	51,242	954
*	Asbury Automotive Group Inc.	11,985	860
	Chico’s FAS Inc.	145,102	847
*	M/I Homes Inc.	32,204	839
*	Fossil Group Inc.	52,507	821
	Nutrisystem Inc.	17,653	764
*	Conn’s Inc.	28,184	665
*	Shutterfly Inc.	14,740	660
	Buckle Inc.	32,868	631
*	Vista Outdoor Inc.	66,495	592
	Standard Motor Products Inc.	11,654	574
	Ethan Allen Interiors Inc.	28,566	574
*,^	JC Penney Co. Inc.	364,775	554
	PetMed Express Inc.	23,886	551
	Callaway Golf Co.	31,844	548

*	Zumiez Inc.	21,845	540
*	William Lyon Homes Class A	38,071	539
	Haverty Furniture Cos. Inc.	21,959	535
*	Universal Electronics Inc.	15,981	534
*	MarineMax Inc.	26,449	519
*	Gentherm Inc.	12,506	513
	Oxford Industries Inc.	6,467	511
	Shutterstock Inc.	10,533	488
*	Red Robin Gourmet Burgers Inc.	15,010	456
*	Motorcar Parts of America Inc.	21,897	453
	Barnes & Noble Inc.	66,364	418
	Cato Corp. Class A	26,466	417

S&P Small-Cap 600 Value Index Fund

			Market
			Value•
		Shares	($000)
	Sturm Ruger & Co. Inc.	7,303	416
*	Express Inc.	79,354	413
	Sonic Automotive Inc. Class A	27,391	412
*	Hibbett Sports Inc.	21,590	400
*	Lumber Liquidators Holdings Inc.	33,342	394
*	Unifi Inc.	16,741	370
*	Barnes & Noble Education Inc.	42,047	290
	Tile Shop Holdings Inc.	44,829	286
*	Monarch Casino & Resort Inc.	6,239	274
*	Vera Bradley Inc.	24,757	236
*	Nautilus Inc.	34,200	223
	Movado Group Inc.	6,059	212
*	Fiesta Restaurant Group Inc.	13,726	207
*	Kirkland’s Inc.	17,058	199
	Superior Industries International Inc.	26,426	164
*	Chuy’s Holdings Inc.	6,811	152
*	Vitamin Shoppe Inc.	18,010	133
			62,153
Consumer Staples (3.8%)
*	Darling Ingredients Inc.	190,338	4,184
	Universal Corp.	28,892	1,714
	Coca-Cola Consolidated Inc.	5,377	1,333
*	Central Garden & Pet Co. Class A	47,210	1,315
	Andersons Inc.	30,677	1,134
	J&J Snack Foods Corp.	6,785	1,054
*	United Natural Foods Inc.	58,635	880
	Cal-Maine Foods Inc.	19,882	877
	SpartanNash Co.	41,470	787
	B&G Foods Inc.	26,635	656
	Calavo Growers Inc.	5,970	508
	MGP Ingredients Inc.	5,418	443
	Dean Foods Co.	105,722	424
	John B Sanfilippo & Son Inc.	5,576	387
*	Central Garden & Pet Co.	11,963	374
*	Chefs’ Warehouse Inc.	11,226	359
*	Seneca Foods Corp. Class A	7,710	228
			16,657
Energy (5.2%)
*	PDC Energy Inc.	76,340	2,830
*	Dril-Quip Inc.	41,507	1,769
*	Gulfport Energy Corp.	182,771	1,400
	US Silica Holdings Inc.	89,442	1,333
*	SRC Energy Inc.	279,893	1,287
*	C&J Energy Services Inc.	72,721	1,256
*	Oil States International Inc.	69,704	1,195
*	Helix Energy Solutions Group Inc.	160,687	1,189
*	Newpark Resources Inc.	104,783	926
*	SEACOR Holdings Inc.	19,897	889
*	Superior Energy Services Inc.	178,338	835
*	CONSOL Energy Inc.	18,613	706
	Green Plains Inc.	44,969	701
*	Matrix Service Co.	31,281	653
	Nabors Industries Ltd.	191,840	622
*	Exterran Corp.	36,324	620
*	Laredo Petroleum Inc.	175,504	602
*	Par Pacific Holdings Inc.	34,601	585
*	Unit Corp.	34,956	544
*	REX American Resources Corp.	6,585	525
*	Noble Corp. plc	162,710	490
*	Ring Energy Inc.	65,937	407
*	TETRA Technologies Inc.	144,340	345
*	Geospace Technologies Corp.	15,617	256
*	Bonanza Creek Energy Inc.	10,302	237
*	Gulf Island Fabrication Inc.	15,760	154
*	Era Group Inc.	12,449	143
*	CARBO Ceramics Inc.	24,543	100
*,^	Bristow Group Inc.	41,102	48
			22,647
Financials (21.2%)
	Columbia Banking System Inc.	84,690	3,208
	First Financial Bancorp	113,230	3,140
	Simmons First National Corp. Class A	107,046	2,872
	United Community Banks Inc.	91,647	2,538
	ProAssurance Corp.	62,034	2,519
	Apollo Commercial Real Estate Finance Inc.	130,048	2,362
	Invesco Mortgage Capital Inc.	145,281	2,313
	Banner Corp.	36,461	2,265
	Northwest Bancshares Inc.	119,451	2,222
*	Eagle Bancorp Inc.	36,551	2,163
	Hope Bancorp Inc.	141,277	2,060
	Provident Financial Services Inc.	71,160	1,953
	NBT Bancorp Inc.	50,533	1,952
	Ameris Bancorp	46,090	1,879
	Walker & Dunlop Inc.	33,266	1,856
	Horace Mann Educators Corp.	47,271	1,853
	American Equity Investment Life Holding Co.	55,395	1,753
*	PRA Group Inc.	52,487	1,690

S&P Small-Cap 600 Value Index Fund

			Market
			Value•
		Shares	($000)
	First Commonwealth Financial Corp.	114,959	1,616
	PennyMac Mortgage Investment Trust	78,650	1,603
	Employers Holdings Inc.	37,955	1,581
	Selective Insurance Group Inc.	23,854	1,573
	Pacific Premier Bancorp Inc.	52,152	1,557
	Safety Insurance Group Inc.	16,809	1,502
	Berkshire Hills Bancorp Inc.	46,843	1,467
	CVB Financial Corp.	62,798	1,431
	James River Group Holdings Ltd.	34,560	1,420
	First BanCorp	123,235	1,418
	Great Western Bancorp Inc.	36,061	1,354
	Southside Bancshares Inc.	38,265	1,329
	First Midwest Bancorp Inc.	55,448	1,284
	Piper Jaffray Cos.	17,108	1,197
	Stewart Information Services Corp.	27,386	1,176
	Boston Private Financial Holdings Inc.	97,348	1,157
	Flagstar Bancorp Inc.	33,904	1,107
	ServisFirst Bancshares Inc.	30,126	1,054
*	Axos Financial Inc.	32,533	1,050
*	Ambac Financial Group Inc.	52,304	1,034
*	Encore Capital Group Inc.	29,548	1,011
*	Enova International Inc.	39,547	1,009
*	NMI Holdings Inc. Class A	40,542	979
*	Third Point Reinsurance Ltd.	85,841	918
	Banc of California Inc.	49,223	853
	Hanmi Financial Corp.	36,669	846
	Waddell & Reed Financial Inc. Class A	45,182	836
	Capstead Mortgage Corp.	98,409	817
	Northfield Bancorp Inc.	54,287	809
	Oritani Financial Corp.	44,611	801
*	INTL. FCStone Inc.	18,329	797
	S&T Bancorp Inc.	18,177	752
	Meta Financial Group Inc.	31,831	743
*	Customers Bancorp Inc.	33,639	720
	Dime Community Bancshares Inc.	35,757	714
	Brookline Bancorp Inc.	43,671	698
	New York Mortgage Trust Inc.	114,365	686
	Tompkins Financial Corp.	7,583	610
*	EZCORP Inc. Class A	59,619	582
	Opus Bank	25,003	569
	ARMOUR Residential REIT Inc.	28,294	567
	Granite Point Mortgage Trust Inc.	29,651	564
	OFG Bancorp	27,212	563
*	Donnelley Financial Solutions Inc.	39,379	560
	Heritage Financial Corp.	16,875	556
	Veritex Holdings Inc.	17,738	497
	Fidelity Southern Corp.	14,824	483
	Central Pacific Financial Corp.	16,196	473
	AMERISAFE Inc.	7,359	464
	TrustCo Bank Corp. NY	54,820	464
	Franklin Financial Network Inc.	14,116	463
	Preferred Bank	8,877	455
	National Bank Holdings Corp. Class A	12,269	443
*	HomeStreet Inc.	15,628	436
*	World Acceptance Corp.	3,497	430
	United Insurance Holdings Corp.	24,899	408
	Virtus Investment Partners Inc.	3,922	401
	WisdomTree Investments Inc.	48,076	374
	Greenhill & Co. Inc.	7,806	184
	Maiden Holdings Ltd.	79,142	97
			92,140
Health Care (4.2%)
*	Magellan Health Inc.	28,088	1,913
*	Select Medical Holdings Corp.	125,025	1,853
*	LHC Group Inc.	12,167	1,335
*	Myriad Genetics Inc.	40,546	1,258
*	Emergent BioSolutions Inc.	20,221	1,180
*	Providence Service Corp.	12,712	907
*	AMAG Pharmaceuticals Inc.	39,912	594
*	Varex Imaging Corp.	17,619	554
*	Anika Therapeutics Inc.	16,405	535
*	Momenta Pharmaceuticals Inc.	37,749	532
*	Medicines Co.	19,021	469
*	Orthofix Medical Inc.	7,661	468
*	Cambrex Corp.	11,274	466
*	Natus Medical Inc.	16,428	454
	Owens & Minor Inc.	71,972	449
*	Diplomat Pharmacy Inc.	65,319	421
*	OraSure Technologies Inc.	38,758	417
*	Community Health Systems Inc.	76,108	377
	Invacare Corp.	38,629	376
*,^	Lannett Co. Inc.	39,421	371
*	Cross Country Healthcare Inc.	41,983	367
*	Acorda Therapeutics Inc.	24,706	364
	Phibro Animal Health Corp. Class A	12,299	360

S&P Small-Cap 600 Value Index Fund

			Market
			Value•
		Shares	($000)
	HealthStream Inc.	12,610	350
*	Lantheus Holdings Inc.	15,016	343
*	Assertio Therapeutics Inc.	73,415	304
*	Akorn Inc.	64,841	263
	Computer Programs & Systems Inc.	7,149	235
	LeMaitre Vascular Inc.	7,283	218
*	Cytokinetics Inc.	28,890	209
*	Cutera Inc.	8,460	145
*	Quorum Health Corp.	15,750	44
			18,131
Industrials (19.7%)
	Moog Inc. Class A	37,592	3,532
	SkyWest Inc.	60,060	3,246
	ABM Industries Inc.	76,213	2,718
	Mueller Industries Inc.	66,738	2,206
	Universal Forest Products Inc.	71,210	2,205
*	Saia Inc.	29,685	1,964
	Tetra Tech Inc.	32,669	1,961
	Arcosa Inc.	56,422	1,890
	Hillenbrand Inc.	41,829	1,853
	Barnes Group Inc.	31,138	1,808
*	Trex Co. Inc.	23,807	1,784
*	Chart Industries Inc.	19,502	1,722
*	FTI Consulting Inc.	23,099	1,713
*	SPX FLOW Inc.	49,315	1,702
	EnPro Industries Inc.	24,032	1,648
	John Bean Technologies Corp.	17,568	1,646
*	Atlas Air Worldwide Holdings Inc.	29,659	1,594
	Greenbrier Cos. Inc.	37,453	1,545
*	American Woodmark Corp.	17,818	1,518
	Matthews International Corp. Class A	37,147	1,477
	Simpson Manufacturing Co. Inc.	24,421	1,464
	Encore Wire Corp.	24,179	1,432
*	Mercury Systems Inc.	22,416	1,424
	Viad Corp.	23,519	1,362
	Watts Water Technologies Inc. Class A	16,654	1,341
	Korn Ferry	26,320	1,284
	Interface Inc. Class A	69,014	1,225
	Standex International Corp.	14,803	1,214
*	Patrick Industries Inc.	26,316	1,190
	Applied Industrial Technologies Inc.	20,230	1,176
	Apogee Enterprises Inc.	32,665	1,166
	Kaman Corp.	17,737	1,092
*	TrueBlue Inc.	46,712	1,075
	Alamo Group Inc.	11,102	1,066
	Comfort Systems USA Inc.	19,281	1,034
	ArcBest Corp.	29,489	1,027
	Astec Industries Inc.	26,306	1,004
	Wabash National Corp.	64,658	960
	Cubic Corp.	15,491	956
*	Hub Group Inc. Class A	21,718	933
	Hawaiian Holdings Inc.	31,355	933
	Kelly Services Inc. Class A	35,980	868
	Brady Corp. Class A	18,063	855
	Marten Transport Ltd.	44,606	832
	Actuant Corp. Class A	33,814	827
	Multi-Color Corp.	16,101	803
*	Echo Global Logistics Inc.	32,940	791
	Forward Air Corp.	12,127	784
	Triumph Group Inc.	33,356	773
	Federal Signal Corp.	30,609	752
*	CIRCOR International Inc.	22,903	722
	AAR Corp.	19,555	714
	Quanex Building Products Corp.	40,619	698
	Griffon Corp.	39,014	696
	Tennant Co.	10,958	693
	AAON Inc.	16,410	654
*	Aegion Corp. Class A	37,310	648
	Briggs & Stratton Corp.	48,965	642
*	MYR Group Inc.	19,127	642
	Lindsay Corp.	6,834	632
	Resources Connection Inc.	34,255	595
*	WageWorks Inc.	17,848	587
*	Gibraltar Industries Inc.	14,086	570
*	Lydall Inc.	20,118	566
*	Team Inc.	34,765	543
	Navigant Consulting Inc.	24,113	496
*	PGT Innovations Inc.	30,829	465
	Heartland Express Inc.	21,997	442
	Heidrick & Struggles International Inc.	10,231	441
	RR Donnelley & Sons Co.	81,444	438
*	Veritiv Corp.	14,656	423
	AZZ Inc.	8,752	403
	Titan International Inc.	57,788	362
	LSC Communications Inc.	38,258	324
	Powell Industries Inc.	10,009	321
	Insteel Industries Inc.	9,434	215
*	Orion Group Holdings Inc.	33,253	141
			85,448
Information Technology (15.6%)
*	Finisar Corp.	135,862	3,327
*	II-VI Inc.	69,159	2,938
*	Sanmina Corp.	79,058	2,525
*	Insight Enterprises Inc.	41,062	2,292
*	Plexus Corp.	36,342	2,244
*	Itron Inc.	38,701	2,052
*	Anixter International Inc.	33,261	1,952

S&P Small-Cap 600 Value Index Fund

			Market
			Value•
		Shares	($000)
	Kulicke & Soffa Industries Inc.	77,596	1,810
	ManTech International Corp. Class A	30,650	1,666
	TiVo Corp.	143,554	1,440
*	ExlService Holdings Inc.	23,012	1,413
	Benchmark Electronics Inc.	50,678	1,389
*	Electronics For Imaging Inc.	50,735	1,372
*	Sykes Enterprises Inc.	46,097	1,364
*	FormFactor Inc.	85,914	1,362
	Xperi Corp.	55,864	1,341
*	Advanced Energy Industries Inc.	25,907	1,305
*	NETGEAR Inc.	36,384	1,304
*	TTM Technologies Inc.	107,066	1,298
*	Rambus Inc.	125,877	1,293
*	Qualys Inc.	15,276	1,278
	Travelport Worldwide Ltd.	80,546	1,266
	Methode Electronics Inc.	42,684	1,198
*	ScanSource Inc.	29,550	1,110
*	Rogers Corp.	7,003	1,087
*	Alarm.com Holdings Inc.	16,170	1,061
*	Fabrinet	16,572	969
*	Diodes Inc.	23,941	966
*	OSI Systems Inc.	11,103	964
	Power Integrations Inc.	12,853	939
	Badger Meter Inc.	15,789	929
	CSG Systems International Inc.	21,918	911
	ADTRAN Inc.	54,992	826
*	Knowles Corp.	49,968	813
*	Photronics Inc.	78,883	774
	Comtech Telecommunications Corp.	27,586	731
	EVERTEC Inc.	25,084	718
*,^	SolarEdge Technologies Inc.	16,868	713
*	MaxLinear Inc.	28,300	711
	NIC Inc.	41,486	709
*	ePlus Inc.	7,749	693
*	LivePerson Inc.	24,260	678
	Ebix Inc.	11,438	666
*	MicroStrategy Inc. Class A	4,692	664
*	Veeco Instruments Inc.	55,336	632
	MTS Systems Corp.	11,560	616
	Progress Software Corp.	16,585	610
*	Extreme Networks Inc.	68,416	562
*	Ichor Holdings Ltd.	26,407	554
	TTEC Holdings Inc.	16,030	549
*	Cray Inc.	19,856	487
*	Ultra Clean Holdings Inc.	45,077	480
	Cohu Inc.	25,771	461
*	Rudolph Technologies Inc.	19,928	450
*	Diebold Nixdorf Inc.	47,821	439
*	FARO Technologies Inc.	9,587	439
*	Digi International Inc.	31,810	420
*	Axcelis Technologies Inc.	19,878	418
*	CEVA Inc.	14,204	395
*	PDF Solutions Inc.	31,866	379
	Daktronics Inc.	45,992	373
	Monotype Imaging Holdings Inc.	15,744	309
*,^	Applied Optoelectronics Inc.	21,598	292
	Bel Fuse Inc. Class B	11,564	283
*	Control4 Corp.	14,105	254
*	OneSpan Inc.	11,898	253
*	CalAmp Corp.	15,564	216
*	Arlo Technologies Inc.	49,448	214
	Park Electrochemical Corp.	10,617	185
*	DSP Group Inc.	11,076	152
*	SMART Global Holdings Inc.	4,145	121
*	Kopin Corp.	29,122	45
			67,649
Materials (5.8%)
	HB Fuller Co.	58,695	2,963
*	Ingevity Corp.	20,885	2,406
	Stepan Co.	23,400	2,202
	Balchem Corp.	16,799	1,491
	Schweitzer-Mauduit International Inc.	35,651	1,375
	Neenah Inc.	19,538	1,320
*	Kraton Corp.	36,872	1,312
	Boise Cascade Co.	45,097	1,258
*	AdvanSix Inc.	34,389	1,126
	Rayonier Advanced Materials Inc.	58,915	830
	Myers Industries Inc.	40,825	779
	Innophos Holdings Inc.	22,662	752
*	US Concrete Inc.	18,449	740
	Mercer International Inc.	49,661	711
	PH Glatfelter Co.	50,535	680
*	Koppers Holdings Inc.	23,698	583
	American Vanguard Corp.	30,841	579
*	TimkenSteel Corp.	45,333	565
*	Clearwater Paper Corp.	19,013	544
	Tredegar Corp.	29,579	515
	Haynes International Inc.	14,463	509
*	Century Aluminum Co.	56,443	487
	Materion Corp.	8,229	475
*	AK Steel Holding Corp.	146,104	441
	FutureFuel Corp.	14,519	268
	Olympic Steel Inc.	10,485	204
*	LSB Industries Inc.	23,326	164
			25,279
Other (0.0%)[2]
*,§	A Schulman Inc. CVR	29,338	13

S&P Small-Cap 600 Value Index Fund

			Market
			Value•
		Shares	($000)
Real Estate (6.1%)
	Retail Opportunity Investments Corp.	131,882	2,264
	Lexington Realty Trust	243,294	2,260
	Chesapeake Lodging Trust	69,904	2,106
	Kite Realty Group Trust	96,704	1,522
	PS Business Parks Inc.	9,935	1,462
	Summit Hotel Properties Inc.	121,066	1,379
	HFF Inc. Class A	26,315	1,189
	Acadia Realty Trust	40,628	1,158
	Chatham Lodging Trust	53,673	1,072
	Independence Realty Trust Inc.	102,571	1,063
	DiamondRock Hospitality Co.	88,754	949
	Global Net Lease Inc.	50,900	908
	Franklin Street Properties Corp.	123,758	896
	American Assets Trust Inc.	19,171	833
	RE/MAX Holdings Inc. Class A	20,475	803
	Hersha Hospitality Trust Class A	41,851	789
	Office Properties Income Trust	25,530	779
	iStar Inc.	78,439	686
	LTC Properties Inc.	14,654	651
	Whitestone REIT	45,941	598
	Getty Realty Corp.	16,335	538
	Pennsylvania REIT	74,162	456
	RPT Realty	34,317	435
^	CBL & Associates Properties Inc.	199,848	428
	Universal Health Realty Income Trust	5,439	405
	Cedar Realty Trust Inc.	102,782	358
	Saul Centers Inc.	5,028	285
	NorthStar Realty Europe Corp.	12,700	228
			26,500
	Utilities (2.0%)
	South Jersey Industries Inc.	106,693	3,089
	Avista Corp.	40,286	1,628
	California Water Service Group	23,946	1,245
	El Paso Electric Co.	22,161	1,192
	American States Water Co.	13,563	965
	Northwest Natural Holding Co.	11,318	727
			8,846
Total Common Stocks (Cost $421,702)			433,098
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
3,4	Vanguard Market Liquidity Fund, 2.563%	30,013	3,002

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill, 2.479%, 5/9/19	200	199
Total Temporary Cash Investments (Cost $3,201)			3,201
Total Investments (100.4%) (Cost $424,903)			436,299

Amount
($000)
Other Assets and Liabilities (-0.4%)
Other Assets
Investment in Vanguard	22
Receivables for Accrued Income	290
Receivables for Capital Shares Issued	6
Other Assets	19
Total Other Assets	337
Liabilities
Payables for Investment Securities Purchased	(59)
Collateral for Securities on Loan	(2,158)
Payables to Vanguard	(57)
Variation Margin Payable—Futures Contracts	(4)
Total Liabilities	(2,278)
Net Assets (100%)	434,358

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	463,184
Total Distributable Earnings (Loss)	(28,826)
Net Assets	434,358

ETF Shares—Net Assets
Applicable to 2,975,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	395,684
Net Asset Value Per Share—ETF Shares	$133.00

S&P Small-Cap 600 Value Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 139,020 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,674
Net Asset Value Per Share—Institutional Shares	$278.19

•   See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,837,000.

§   Security value determined using significant unobservable inputs.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.5%, respectively, of net assets.

2   “Other” represents securities that are not classified by the fund’s benchmark index.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Includes $2,158,000 of collateral received for securities on loan.

5   Securities with a value of $199,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	12	945	12

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	3,361
Interest[1]	13
Securities Lending—Net	48
Total Income	3,422
Expenses
The Vanguard Group—Note B
Investment Advisory Services	53
Management and Administrative—ETF Shares	304
Management and Administrative—Institutional Shares	7
Marketing and Distribution—ETF Shares	11
Marketing and Distribution—Institutional Shares	1
Custodian Fees	5
Shareholders’ Reports—ETF Shares	9
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	390
Expenses Paid Indirectly	(6)
Net Expenses	384
Net Investment Income	3,038
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(17,756)
Futures Contracts	(50)
Realized Net Gain (Loss)	(17,806)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(27,085)
Futures Contracts	(22)
Change in Unrealized Appreciation (Depreciation)	(27,107)
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,875)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $11,000, $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $9,660,000 of net gain (loss) resulting from in-kind redepmtions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,038	4,855
Realized Net Gain (Loss)	(17,806)	36,261
Change in Unrealized Appreciation (Depreciation)	(27,107)	33,817
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,875)	74,933
Distributions
Net Investment Income
ETF Shares	(3,491)	(3,976)
Institutional Shares	(279)	(197)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(3,770)	(4,173)
Capital Share Transactions
ETF Shares	29,405	132,869
Institutional Shares	8,480	16,900
Net Increase (Decrease) from Capital Share Transactions	37,885	149,769
Total Increase (Decrease)	(7,760)	220,529
Net Assets
Beginning of Period	442,118	221,589
End of Period	434,358	442,118

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund

Financial Highlights

ETF Shares

	Six Months	Year Ended August 31,
	Ended
For a Share Outstanding	February 28,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$149.05	$118.23	$106.98	$94.66	$98.93	$82.76
Investment Operations
Net Investment Income	.973[1]	2.087[1]	1.749[1]	1.352	1.337	1.355[1]
Net Realized and Unrealized Gain (Loss) on Investments	(15.787)	30.593	11.165	12.736	(4.323)	15.685
Total from Investment Operations	(14.814)	32.680	12.914	14.088	(2.986)	17.040
Distributions
Dividends from Net Investment Income	(1.236)	(1.860)	(1.664)	(1.768)	(1.284)	(.870)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.236)	(1.860)	(1.664)	(1.768)	(1.284)	(.870)
Net Asset Value, End of Period	$133.00	$149.05	$118.23	$106.98	$94.66	$98.93

Total Return	-9.92%	27.84%	12.11%	15.14%	-3.09%	20.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$396	$410	$210	$126	$95	$94
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.59%	1.54%	1.49%	1.49%	1.43%	1.43%
Portfolio Turnover Rate[2]	38%	34%	46%	42%	43%	32%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund

Financial Highlights

Institutional Shares

	Six Months	Year Ended August 31,			Nov. 19,
	Ended				2014[1] to
	February 28,				Aug. 31,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$311.75	$247.26	$223.74	$198.02	$206.40
Investment Operations
Net Investment Income	2.093[2]	4.630[2]	3.829[2]	3.057	2.201
Net Realized and Unrealized Gain (Loss) on Investments	(32.911)	64.065	23.461	26.649	(7.820)
Total from Investment Operations	(30.818)	68.695	27.290	29.706	(5.619)
Distributions
Dividends from Net Investment Income	(2.742)	(4.205)	(3.770)	(3.986)	(2.761)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.742)	(4.205)	(3.770)	(3.986)	(2.761)
Net Asset Value, End of Period	$278.19	$311.75	$247.26	$223.74	$198.02

Total Return	-9.88%	28.01%	12.25%	15.28%	-2.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39	$32	$12	$35	$15
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	1.71%	1.66%	1.61%	1.61%	1.55%[3]
Portfolio Turnover Rate[4]	38%	34%	46%	42%	43%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Inception.

2   Calculated based on average shares outstanding.

3   Annualized.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts each represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

S&P Small-Cap 600 Value Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

S&P Small-Cap 600 Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $22,000, representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2019, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of 0.00% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	433,085	—	13
Temporary Cash Investments	3,002	199	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	436,083	199	13

1 Represents variation margin on the last day of the reporting period.

S&P Small-Cap 600 Value Index Fund

E.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	424,903
Gross Unrealized Appreciation	54,151
Gross Unrealized Depreciation	(42,755)
Net Unrealized Appreciation (Depreciation)	11,396

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $13,378,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended February 28, 2019, the fund purchased $215,234,000 of investment securities and sold $176,661,000 of investment securities, other than temporary cash investments. Purchases and sales include $80,442,000 and $50,340,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2019, such purchases and sales were $97,077,000 and $82,493,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	83,661	700	272,189	2,025
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(54,256)	(475)	(139,320)	(1,050)
Net Increase (Decrease)—ETF Shares	29,405	225	132,869	975
Institutional Shares
Issued	12,065	49	19,113	64
Issued in Lieu of Cash Distributions	279	1	197	1
Redeemed	(3,864)	(14)	(2,410)	(9)
Net Increase (Decrease)—Institutional Shares	8,480	36	16,900	56

H.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Growth Index Fund

Sector Diversification

As of February 28, 2019

Communication Services	2.3%
Consumer Discretionary	13.3
Consumer Staples	3.1
Energy	2.4
Financials	15.9
Health Care	17.9
Industrials	18.0
Information Technology	14.3
Materials	3.5
Real Estate	7.5
Utilities	1.8

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Communication Services (2.3%)
*	Iridium Communications Inc.	108,137	2,302
	Cogent Communications Holdings Inc.	31,288	1,524
	EW Scripps Co. Class A	62,932	1,331
*	Vonage Holdings Corp.	115,674	1,189
	Marcus Corp.	24,045	1,019
*	Care.com Inc.	29,107	733
	ATN International Inc.	12,122	680
*	QuinStreet Inc.	42,903	575
	Consolidated Communications Holdings Inc.	43,527	432
*	TechTarget Inc.	16,017	266
			10,051
Consumer Discretionary (13.3%)
*,^	iRobot Corp.	30,907	3,865
	Strategic Education Inc.	24,234	3,169
	Monro Inc.	36,824	2,810
*	Fox Factory Holding Corp.	42,405	2,688
*	Dorman Products Inc.	32,462	2,626
*	Belmond Ltd. Class A	100,022	2,486
	Wolverine World Wide Inc.	65,648	2,348
	Dave & Buster’s Entertainment Inc.	43,349	2,225
	Wingstop Inc.	32,705	2,178
	Dine Brands Global Inc.	19,773	1,961
*	Crocs Inc.	74,573	1,915
*	Stamps.com Inc.	18,995	1,785
	Children’s Place Inc.	18,080	1,728
*	Shake Shack Inc. Class A	28,855	1,591
*,^	RH	10,213	1,569
*	Sleep Number Corp.	34,506	1,506
	Guess? Inc.	63,333	1,418
	Steven Madden Ltd.	41,768	1,378
*	Cavco Industries Inc.	9,547	1,322
*	Career Education Corp.	77,874	1,294
	DSW Inc. Class A	41,884	1,240
	Callaway Golf Co.	68,436	1,178
	BJ’s Restaurants Inc.	23,771	1,137
*	Gentherm Inc.	26,874	1,102
*	Shutterfly Inc.	23,264	1,042
	Oxford Industries Inc.	12,683	1,002
	Ruth’s Hospitality Group Inc.	31,991	813
*	Asbury Automotive Group Inc.	10,287	739
	Tailored Brands Inc.	55,731	722
	Sturm Ruger & Co. Inc.	12,474	710
	Nutrisystem Inc.	15,768	682
*	Regis Corp.	33,693	610
*	American Public Education Inc.	18,337	592
	Standard Motor Products Inc.	11,268	556
	Shutterstock Inc.	10,578	490
	Movado Group Inc.	12,472	437
*	Ascena Retail Group Inc.	193,925	431
	Shoe Carnival Inc.	11,158	426
*	El Pollo Loco Holdings Inc.	24,708	374
*	Monarch Casino & Resort Inc.	7,162	314

*	Chuy’s Holdings Inc.	12,299	275
*	Liquidity Services Inc.	29,290	202
*	Fiesta Restaurant Group Inc.	12,709	192
			57,128
Consumer Staples (3.1%)
	WD-40 Co.	15,450	2,765
	Medifast Inc.	13,356	1,702
	J&J Snack Foods Corp.	10,226	1,588
*	Avon Products Inc.	493,810	1,526
	Inter Parfums Inc.	19,236	1,419
	B&G Foods Inc.	47,844	1,178
	Calavo Growers Inc.	11,694	996
	MGP Ingredients Inc.	8,892	728
	Cal-Maine Foods Inc.	14,518	640
*	Chefs’ Warehouse Inc.	14,904	477
	John B Sanfilippo & Son Inc.	4,408	306
			13,325

S&P Small-Cap 600 Growth Index Fund

			Market
			Value•
		Shares	($000)
Energy (2.4%)
*	ProPetro Holding Corp.	82,752	1,644
	Archrock Inc.	144,406	1,409
*	Renewable Energy Group Inc.	41,634	1,106
*	Carrizo Oil & Gas Inc.	95,124	1,045
*	Denbury Resources Inc.	514,123	987
*	Penn Virginia Corp.	14,975	804
*	KLX Energy Services Holdings Inc.	24,964	658
	Nabors Industries Ltd.	178,070	577
*	CONSOL Energy Inc.	13,022	494
*	Unit Corp.	26,481	412
*	Noble Corp. plc	117,725	354
*	HighPoint Resources Corp.	124,233	322
*	Bonanza Creek Energy Inc.	10,853	249
*	Pioneer Energy Services Corp.	88,352	156
*	Era Group Inc.	10,683	123
			10,340
Financials (15.8%)
	First Financial Bankshares Inc.	75,594	4,902
	FirstCash Inc.	48,929	4,289
	Glacier Bancorp Inc.	94,349	4,134
	Community Bank System Inc.	57,137	3,702
	RLI Corp.	43,692	3,081
	Old National Bancorp	168,139	2,990
	Selective Insurance Group Inc.	42,726	2,818
	Independent Bank Corp.	31,346	2,669
	LegacyTexas Financial Group Inc.	50,361	2,102
	Westamerica Bancorporation	29,835	1,918
	Navigators Group Inc.	25,920	1,809
*	Seacoast Banking Corp. of Florida	57,235	1,661
	Redwood Trust Inc.	103,788	1,588
	First Midwest Bancorp Inc.	65,330	1,512
	American Equity Investment Life Holding Co.	47,399	1,500
	City Holding Co.	18,571	1,488
*	Blucora Inc.	53,551	1,440
	First BanCorp	123,685	1,424
	Universal Insurance Holdings Inc.	35,880	1,401
	CVB Financial Corp.	53,748	1,225
	United Fire Group Inc.	23,788	1,160
	Investment Technology Group Inc.	36,917	1,116
	Great Western Bancorp Inc.	29,622	1,112
*	eHealth Inc.	20,447	1,092
*	Axos Financial Inc.	30,249	977
	Veritex Holdings Inc.	33,271	932
*	Triumph Bancorp Inc.	26,995	914
	AMERISAFE Inc.	14,410	909
	S&T Bancorp Inc.	21,493	889
*	NMI Holdings Inc. Class A	34,788	840
	Waddell & Reed Financial Inc. Class A	43,727	809
	ServisFirst Bancshares Inc.	21,999	769
	Brookline Bancorp Inc.	47,634	761
	ARMOUR Residential REIT Inc.	34,768	697
	Heritage Financial Corp.	20,749	683
	WisdomTree Investments Inc.	83,056	646
	National Bank Holdings Corp. Class A	17,026	615
	New York Mortgage Trust Inc.	94,108	565
	Granite Point Mortgage Trust Inc.	27,457	522
	Tompkins Financial Corp.	6,494	522
*	World Acceptance Corp.	4,119	507
	Central Pacific Financial Corp.	16,898	493
	TrustCo Bank Corp. NY	55,048	466
	OFG Bancorp	22,281	461
	Virtus Investment Partners Inc.	4,213	431
*	HomeStreet Inc.	15,016	419
	HCI Group Inc.	8,128	375
	Preferred Bank	7,003	359
	Fidelity Southern Corp.	10,398	339
	Greenhill & Co. Inc.	11,929	281
			68,314
Health Care (17.9%)
*	Omnicell Inc.	44,233	3,758
*	Neogen Corp.	58,041	3,596
*	Merit Medical Systems Inc.	61,210	3,411
*	HMS Holdings Corp.	93,660	3,227
*	Integer Holdings Corp.	33,256	3,025
*	BioTelemetry Inc.	37,174	2,778
	Ensign Group Inc.	54,896	2,715
*	AMN Healthcare Services Inc.	52,316	2,616
*	Repligen Corp.	43,573	2,593
*	Endo International plc	222,882	2,449
*	Supernus Pharmaceuticals Inc.	58,334	2,382
*	LHC Group Inc.	20,843	2,286
	CONMED Corp.	28,889	2,222

S&P Small-Cap 600 Growth Index Fund

			Market
			Value•
		Shares	($000)
*	NeoGenomics Inc.	103,830	2,035
*	Enanta Pharmaceuticals Inc.	17,563	1,801
*	Emergent BioSolutions Inc.	30,528	1,781
*	REGENXBIO Inc.	33,607	1,738
*	Medpace Holdings Inc.	29,014	1,594
	US Physical Therapy Inc.	14,158	1,561
*	Corcept Therapeutics Inc.	117,298	1,463
*	Tactile Systems Technology Inc.	18,765	1,426
*	Myriad Genetics Inc.	44,233	1,373
*	Medicines Co.	55,039	1,358
*	Spectrum Pharmaceuticals Inc.	113,382	1,226
*	Innoviva Inc.	75,572	1,186
*	Vanda Pharmaceuticals Inc.	58,552	1,185
	Luminex Corp.	46,281	1,179
*	CryoLife Inc.	37,966	1,123
*	Cambrex Corp.	26,599	1,100
*	Tabula Rasa HealthCare Inc.	18,963	1,045
*	Momenta Pharmaceuticals Inc.	70,730	997
*	Tivity Health Inc.	45,719	978
*	Amphastar Pharmaceuticals Inc.	38,594	959
*	NextGen Healthcare Inc.	53,419	935
*	AngioDynamics Inc.	41,442	929
*	Surmodics Inc.	14,956	873
*	Orthofix Medical Inc.	13,730	839
	Meridian Bioscience Inc.	47,338	808
*	Varex Imaging Corp.	25,535	803
*	Addus HomeCare Corp.	11,257	757
*	CorVel Corp.	10,249	690
*	Lantheus Holdings Inc.	28,340	648
*	Heska Corp.	7,624	624
*	Eagle Pharmaceuticals Inc.	12,279	615
*	ANI Pharmaceuticals Inc.	9,258	609
*	Natus Medical Inc.	21,867	604
	HealthStream Inc.	16,324	454
*	Progenics Pharmaceuticals Inc.	94,018	416
*	OraSure Technologies Inc.	30,761	331
	LeMaitre Vascular Inc.	10,579	316
	Phibro Animal Health Corp. Class A	10,663	312
*	Acorda Therapeutics Inc.	20,360	300
*	Community Health Systems Inc.	56,431	279
*	Cytokinetics Inc.	32,956	238
	Computer Programs & Systems Inc.	6,362	210
*	Akorn Inc.	41,735	169
*	Cutera Inc.	7,150	122
*	Quorum Health Corp.	13,668	38
			77,085
Industrials (17.9%)
*	Axon Enterprise Inc.	65,245	3,512
*	Proto Labs Inc.	30,218	3,414
	Exponent Inc.	58,053	3,288
*	Trex Co. Inc.	42,630	3,195
*	Aerojet Rocketdyne Holdings Inc.	80,411	2,995
	Albany International Corp.	32,371	2,510
	UniFirst Corp.	17,228	2,478
	Franklin Electric Co. Inc.	43,309	2,304
*	Mercury Systems Inc.	32,418	2,059
*	Harsco Corp.	89,651	2,006
	ESCO Technologies Inc.	28,923	2,001
*	Aerovironment Inc.	23,772	1,894
	Allegiant Travel Co. Class A	14,252	1,883
	Korn Ferry	37,959	1,852
	Tetra Tech Inc.	30,279	1,817
	Mobile Mini Inc.	49,890	1,797
*	SPX Corp.	48,439	1,761
	Brady Corp. Class A	37,146	1,757
	Matson Inc.	47,673	1,722
	John Bean Technologies Corp.	18,348	1,719
	Raven Industries Inc.	40,138	1,602
*	FTI Consulting Inc.	20,566	1,525
*	Chart Industries Inc.	16,024	1,415
	US Ecology Inc.	24,602	1,412
	Applied Industrial Technologies Inc.	23,796	1,384
	Simpson Manufacturing Co. Inc.	22,627	1,356
	Forward Air Corp.	20,860	1,349
	Barnes Group Inc.	22,656	1,316
	Hillenbrand Inc.	29,229	1,295
	Comfort Systems USA Inc.	22,810	1,223
	Watts Water Technologies Inc. Class A	14,876	1,198
	AAON Inc.	29,482	1,175
	Cubic Corp.	16,903	1,043
	AZZ Inc.	20,648	950
	Federal Signal Corp.	37,658	926
*	Gibraltar Industries Inc.	22,191	899
*	WageWorks Inc.	26,992	888
	Actuant Corp. Class A	35,446	867
	Kaman Corp.	14,045	865
	Hawaiian Holdings Inc.	24,820	738
*	Hub Group Inc. Class A	16,510	710
	Heartland Express Inc.	31,810	639
	AAR Corp.	17,466	638
*	DXP Enterprises Inc.	17,849	631
	National Presto Industries Inc.	5,610	629
	Tennant Co.	9,709	614
*	Vicor Corp.	18,068	574

S&P Small-Cap 600 Growth Index Fund

			Market
			Value•
		Shares	($000)
	Forrester Research Inc.	11,415	573
	Triumph Group Inc.	23,367	541
*	PGT Innovations Inc.	34,928	527
	Lindsay Corp.	5,404	500
	Navigant Consulting Inc.	24,244	499
	Heidrick & Struggles International Inc.	11,284	486
	Insteel Industries Inc.	11,252	256
			77,207
Information Technology (14.2%)
*	Semtech Corp.	73,461	4,043
	Cabot Microelectronics Corp.	31,986	3,618
*	Viavi Solutions Inc.	255,011	3,348
	Brooks Automation Inc.	80,125	2,573
*	Rogers Corp.	13,755	2,135
*	SPS Commerce Inc.	19,719	2,106
*	8x8 Inc.	106,463	2,094
*	Bottomline Technologies DE Inc.	40,858	2,038
*	Qualys Inc.	23,062	1,929
*	3D Systems Corp.	127,470	1,800
*	Virtusa Corp.	30,721	1,550
*	Alarm.com Holdings Inc.	23,470	1,540
	Power Integrations Inc.	20,300	1,483
*	Fabrinet	25,082	1,467
*,^	SolarEdge Technologies Inc.	31,687	1,339
	Progress Software Corp.	34,089	1,254
	EVERTEC Inc.	43,132	1,234
*	Cardtronics plc Class A	41,690	1,230
	KEMET Corp.	64,132	1,215
	CTS Corp.	36,943	1,187
*	LivePerson Inc.	41,683	1,165
	Travelport Worldwide Ltd.	68,850	1,082
*	MaxLinear Inc.	42,737	1,074
*	Perficient Inc.	37,041	1,060
	Badger Meter Inc.	17,227	1,014
*	ExlService Holdings Inc.	16,060	986
*	Advanced Energy Industries Inc.	18,048	909
*	Diodes Inc.	21,261	857
*	Knowles Corp.	52,374	853
	Ebix Inc.	14,078	820
*	Unisys Corp.	56,960	770
*	Nanometrics Inc.	27,034	769
*	MicroStrategy Inc. Class A	5,087	720
*	OSI Systems Inc.	8,105	704
*	ePlus Inc.	7,805	698
	CSG Systems International Inc.	16,000	665
*	Cray Inc.	26,452	649
	Monotype Imaging Holdings Inc.	31,075	609
	NIC Inc.	34,185	584
*	Extreme Networks Inc.	65,907	542
*	Harmonic Inc.	96,679	534
*	OneSpan Inc.	23,595	503
	MTS Systems Corp.	8,759	467
*	FARO Technologies Inc.	9,975	457
*	Agilysys Inc.	19,659	411
*	Rudolph Technologies Inc.	16,367	370
	Cohu Inc.	20,450	366
*	Diebold Nixdorf Inc.	38,807	357
*	Axcelis Technologies Inc.	16,934	356
*	CalAmp Corp.	23,521	327
*	CEVA Inc.	10,808	301
*	Control4 Corp.	16,171	291
*	SMART Global Holdings Inc.	9,835	288
	Park Electrochemical Corp.	11,192	195
*	Arlo Technologies Inc.	34,707	150
*	DSP Group Inc.	10,833	149
*	Kopin Corp.	40,795	62
			61,297
Materials (3.5%)
	Quaker Chemical Corp.	14,884	3,110
*	Ingevity Corp.	26,703	3,077
	Innospec Inc.	27,265	2,232
	Kaiser Aluminum Corp.	18,422	2,017
	Balchem Corp.	19,799	1,757
	Materion Corp.	14,689	849
*	SunCoke Energy Inc.	72,284	717
*	AK Steel Holding Corp.	211,402	638
	Hawkins Inc.	10,747	443
	FutureFuel Corp.	14,697	271
			15,111
Real Estate (7.5%)
	EastGroup Properties Inc.	40,229	4,251
	Agree Realty Corp.	38,493	2,530
	CareTrust REIT Inc.	99,189	2,216
	Four Corners Property Trust Inc.	75,630	2,072
	PS Business Parks Inc.	12,696	1,868
	National Storage Affiliates Trust	63,153	1,789
	DiamondRock Hospitality Co.	146,247	1,563
	Acadia Realty Trust	51,893	1,478
	LTC Properties Inc.	30,103	1,337
	Easterly Government Properties Inc.	67,905	1,221
	Washington Prime Group Inc.	207,743	1,201
	American Assets Trust Inc.	23,612	1,026
*	Marcus & Millichap Inc.	23,732	917
	Office Properties Income Trust	28,990	884

S&P Small-Cap 600 Growth Index Fund

		Market
		Value•
	Shares	($000)
Innovative Industrial Properties Inc.	11,100	877
Armada Hoffler Properties Inc.	55,402	848
HFF Inc. Class A	18,343	829
NorthStar Realty Europe Corp.	43,371	778
Getty Realty Corp.	21,775	718
RPT Realty	56,387	715
Community Healthcare Trust Inc.	19,654	701
Urstadt Biddle Properties Inc. Class A	33,285	696
Universal Health Realty Income Trust	8,893	662
Global Net Lease Inc.	35,675	636
Saul Centers Inc.	7,976	452
		32,265
Utilities (1.8%)
American States Water Co.	27,885	1,983
California Water Service Group	30,580	1,591
Avista Corp.	34,462	1,393
Northwest Natural Holding Co.	21,248	1,365
El Paso Electric Co.	24,075	1,295
		7,627
Total Common Stocks (Cost $371,441)		429,750
Temporary Cash Investment (1.3%)[1]
Money Market Fund (1.3%)
[2,3] Vanguard Market Liquidity Fund, 2.563%(Cost $5,531)	55,301	5,531
Total Investments (101.0%)
(Cost $376,972)		435,281

Amount
($000)
Other Assets and Liabilities (-1.0%)
Other Assets
Investment in Vanguard	22
Receivables for Accrued Income	213
Receivables for Capital Shares Issued	3
Other Assets[4]	60
Total Other Assets	298
Liabilities
Payables for Investment Securities Purchased	(48)
Collateral for Securities on Loan	(4,524)
Payables to Vanguard	(56)
Variation Margin Payable—Futures Contracts	(5)
Total Liabilities	(4,633)
Net Assets (100%)	430,946

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	435,291
Total Distributable Earnings (Loss)	(4,345)
Net Assets	430,946

ETF Shares–Net Assets
Applicable to 2,725,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	430,946
Net Asset Value Per Share–ETF Shares	$158.15

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,414,000.

1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Includes $4,524,000 of collateral received for securities on loan.

4	Cash of $60,000 has been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	14	1,103	51

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	2,170
Interest[1]	16
Securities Lending—Net	28
Total Income	2,214
Expenses
The Vanguard Group—Note B
Investment Advisory Services	55
Management and Administrative	360
Marketing and Distribution	13
Custodian Fees	15
Shareholders’ Reports	10
Trustees’ Fees and Expenses	—
Total Expenses	453
Net Investment Income	1,761
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(16,780)
Futures Contracts	(383)
Realized Net Gain (Loss)	(17,163)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(52,641)
Futures Contracts	44
Change in Unrealized Appreciation (Depreciation)	(52,597)
Net Increase (Decrease) in Net Assets Resulting from Operations	(67,999)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,000, ($1,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2 Includes $33,526,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,761	2,789
Realized Net Gain (Loss)	(17,163)	23,214
Change in Unrealized Appreciation (Depreciation)	(52,597)	89,593
Net Increase (Decrease) in Net Assets Resulting from Operations	(67,999)	115,596
Distributions
Net Investment Income	(2,074)	(2,573)
Realized Capital Gain	—	—
Total Distributions	(2,074)	(2,573)
Capital Share Transactions
Issued	89,326	254,547
Issued in Lieu of Distributions	—	—
Redeemed	(135,537)	(84,535)
Net Increase (Decrease) from Capital Share Transactions	(46,211)	170,012
Total Increase (Decrease)	(116,284)	283,035
Net Assets
Beginning of Period	547,230	264,195
End of Period	430,946	547,230

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$179.42	$132.10	$117.25	$106.99	$101.36	$87.79
Investment Operations
Net Investment Income	.603[1]	1.222[1]	1.222[1]	1.180	1.043	.668[1]
Net Realized and Unrealized Gain (Loss) on Investments	(21.184)	47.288	14.762	10.685	5.345	13.432
Total from Investment Operations	(20.581)	48.510	15.984	11.865	6.388	14.100
Distributions
Dividends from Net Investment Income	(.689)	(1.190)	(1.134)	(1.605)	(.758)	(.530)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.689)	(1.190)	(1.134)	(1.605)	(.758)	(.530)
Net Asset Value, End of Period	$158.15	$179.42	$132.10	$117.25	$106.99	$101.36

Total Return	-11.47%	36.92%	13.67%	11.24%	6.32%	16.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$431	$547	$264	$132	$75	$61
Ratio of Total Expenses to Average Net Assets Ratio of Net Investment Income to	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Average Net Assets	0.80%	0.80%	0.95%	1.15%	0.98%	0.66%
Portfolio Turnover Rate[2]	46%	37%	48%	48%	63%	44%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. The fund has not issued any Institutional Shares as of February 28, 2019.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts each represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

S&P Small-Cap 600 Growth Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $22,000, representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	429,750	—	—
Temporary Cash Investments	5,531	—	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	435,276	—	—

1   Represents variation margin on the last day of the reporting period.

S&P Small-Cap 600 Growth Index Fund

D.      As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	376,972
Gross Unrealized Appreciation	74,366
Gross Unrealized Depreciation	(16,057)
Net Unrealized Appreciation (Depreciation)	58,309

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $12,411,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.      During the six months ended February 28, 2019, the fund purchased $236,642,000 of investment securities and sold $284,063,000 of investment securities, other than temporary cash investments. Purchases and sales include $72,481,000 and $113,324,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2019, such purchases and sales were $91,979,000 and $102,793,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F.       Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	February 28, 2019	August 31, 2018
	Shares	Shares
	(000)	(000)
Issued	550	1,600
Issued in Lieu of Cash Distributions	—	—
Redeemed	(875)	(550)
Net Increase (Decrease) in Shares Outstanding	(325)	1,050

G.     Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

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P.O. Box 2600
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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

The index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P® and S&P 500® are trademarks of S&P; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Vanguard. Vanguard product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q18452 042019

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  April 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  April 19, 2019

VANGUARD ADMIRAL FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 19, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.